GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.0%
Australia – 4.8%
10,043 AGL Energy Ltd. (Utilities) $ 68,327
3,987 Ampol Ltd. (Energy) 92,062
50,249 ANZ Group Holdings Ltd.
(Financials) 944,061
21,472 APA Group (Utilities) 117,667
9,898 Aristocrat Leisure Ltd.
(Consumer Discretionary) 295,759
3,210 ASX Ltd. (Financials) 133,105
19,813 Atlas Arteria Ltd. (Industrials) 70,100
30,737 Aurizon Holdings Ltd.
(Industrials) 75,225
84,043 BHP Group Ltd. (Materials) 2,487,789
7,600 BlueScope Steel Ltd.
(Materials) 106,850
23,234 Brambles Ltd. (Industrials) 220,033
5,640 CAR Group Ltd.
(Communication Services) 130,868
7,785 Charter Hall Group REIT (Real
Estate) 62,750
1,095 Cochlear Ltd. (Health Care) 234,898
21,686 Coles Group Ltd. (Consumer
Staples) 236,814
27,978 Commonwealth Bank of
Australia (Financials) 2,224,254
8,808 Computershare Ltd.
(Industrials) 155,465
17,764 Dexus REIT (Real Estate) 80,099
2,616 EBOS Group Ltd. (Health Care) 53,120
22,588 Endeavour Group Ltd.
(Consumer Staples) 74,510
29,872 Evolution Mining Ltd.
(Materials) 77,876
26,405 Fortescue Ltd. (Materials) 434,450
155,706 Glencore PLC (Materials) 953,063
30,760 Goodman Group REIT (Real
Estate) 685,717
32,034 GPT Group (The) REIT (Real
Estate) 89,265
4,656 IDP Education Ltd. (Consumer
Discretionary) 49,389
11,060 IGO Ltd. (Materials) 51,415
40,806 Insurance Australia Group Ltd.
(Financials) 168,256
11,519 Lendlease Corp. Ltd. (Real
Estate) 45,658
37,253 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 120,655
15,493 Lynas Rare Earths Ltd.
(Materials)* 68,622
6,064 Macquarie Group Ltd.
(Financials) 770,075
46,079 Medibank Pvt Ltd. (Financials) 113,999
2,810 Mineral Resources Ltd.
(Materials) 133,917
65,858 Mirvac Group REIT (Real
Estate) 85,846
52,287 National Australia Bank Ltd.
(Financials) 1,179,169
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
18,818 Northern Star Resources Ltd.
(Materials) $ 179,589
7,592 Orica Ltd. (Materials) 92,499
28,594 Origin Energy Ltd. (Utilities) 193,777
45,931 Pilbara Minerals Ltd.
(Materials) 115,771
817 Pro Medicus Ltd. (Health Care) 65,267
28,733 Qantas Airways Ltd.
(Industrials)* 117,520
24,948 QBE Insurance Group Ltd.
(Financials) 295,332
3,031 Ramsay Health Care Ltd.
(Health Care) 94,963
840 REA Group Ltd.
(Communication Services) 104,304
4,932 Reece Ltd. (Industrials) 85,149
6,201 Rio Tinto Ltd. (Materials) 531,828
17,882 Rio Tinto PLC (Materials) 1,246,742
54,309 Santos Ltd. (Energy) 275,582
86,810 Scentre Group REIT (Real
Estate) 181,859
5,731 SEEK Ltd. (Communication
Services) 85,528
2,580 Seven Group Holdings Ltd.
(Industrials) 67,243
7,531 Sonic Healthcare Ltd. (Health
Care) 121,857
75,650 South32 Ltd. (Materials) 199,735
39,931 Stockland REIT (Real Estate) 119,502
21,142 Suncorp Group Ltd. (Financials) 223,702
193,078 Telstra Group Ltd.
(Communication Services) 445,571
6,559 TPG Telecom Ltd.
(Communication Services) 20,284
51,497 Transurban Group (Industrials) 428,443
13,324 Treasury Wine Estates Ltd.
(Consumer Staples) 100,396
64,253 Vicinity Ltd. REIT (Real Estate) 83,326
3,876 Washington H Soul Pattinson &
Co. Ltd. (Financials) 80,013
18,819 Wesfarmers Ltd. (Consumer
Discretionary) 812,136
58,449 Westpac Banking Corp.
(Financials) 1,009,882
13,712 Whitehaven Coal Ltd. (Energy) 73,500
2,865 WiseTech Global Ltd.
(Information Technology) 184,192
31,738 Woodside Energy Group Ltd.
(Energy) 584,674
20,224 Woolworths Group Ltd.
(Consumer Staples) 425,019
6,225 Worley Ltd. (Industrials) 60,650
3,480 Yancoal Australia Ltd.
(Energy)
(a)
14,813
21,611,776
Austria – 0.2%
1,192 ANDRITZ AG (Industrials) 71,107
1,306 BAWAG Group AG
(Financials)*
(a)
85,918

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
570 CA Immobilien Anlagen AG
(Real Estate) $ 18,453
5,473 Erste Group Bank AG
(Financials) 267,961
557 EVN AG (Utilities) 17,385
7,388 Mondi PLC (Materials) 146,834
2,367 OMV AG (Energy) 118,819
2,491 Raiffeisen Bank International
AG (Financials) 45,756
2,285 Telekom Austria AG
(Communication Services)* 21,556
541 Verbund AG (Utilities) 44,518
553 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 17,710
1,871 voestalpine AG (Materials) 54,557
1,789 Wienerberger AG (Materials) 67,004
977,578
Belgium – 0.5%
370 Ackermans & van Haaren NV
(Industrials) 65,433
2,538 Ageas SA/NV (Financials) 125,915
15,676 Anheuser-Busch InBev SA/NV
(Consumer Staples) 980,570
1,912 Azelis Group NV (Industrials) 40,351
844 Colruyt Group NV (Consumer
Staples) 43,137
349 D’ieteren Group (Consumer
Discretionary) 75,623
469 Elia Group SA/NV (Utilities) 47,554
1,527 Groupe Bruxelles Lambert NV
(Financials) 116,372
4,183 KBC Group NV (Financials) 303,616
2,767 Liberty Global Ltd., Class A
(Communication Services)* 46,126
3,683 Liberty Global Ltd., Class C
(Communication Services)* 62,869
250 Sofina SA (Financials) 60,305
1,169 Solvay SA (Materials)
(b)
42,679
1,169 Syensqo SA (Materials) 116,018
2,011 UCB SA (Health Care) 280,861
3,379 Umicore SA (Materials) 66,505
2,722 Warehouses De Pauw CVA
REIT (Real Estate) 79,076
2,553,010
Brazil – 1.2%
73,790 Ambev SA (Consumer Staples) 162,298
8,884 Atacadao SA (Consumer
Staples) 16,768
94,412 B3 SA – Brasil Bolsa Balcao
(Financials) 192,207
24,396 Banco Bradesco SA (Financials) 53,147
24,990 Banco BTG Pactual SA
(Financials) 150,201
28,782 Banco do Brasil SA (Financials) 148,514
6,254 Banco Santander Brasil SA
(Financials) 33,020
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
11,243 BB Seguridade Participacoes
SA (Financials) $ 69,094
8,663 Caixa Seguridade Participacoes
SA (Financials) 24,510
16,715 CCR SA (Industrials) 38,291
19,421 Centrais Eletricas Brasileiras
SA (Utilities) 128,553
5,691 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 79,975
5,695 Cia Energetica de Minas Gerais
(Utilities) 13,090
12,508 Cia Paranaense de Energia
(Utilities) 19,372
10,058 Cia Siderurgica Nacional SA
(Materials) 25,031
19,555 Cosan SA (Energy)* 50,675
3,142 CPFL Energia SA (Utilities) 20,385
7,515 CSN Mineracao SA (Materials) 7,063
4,966 Energisa SA (Utilities) 43,189
10,048 Eneva SA (Utilities)* 23,763
2,927 Engie Brasil Energia SA
(Utilities) 24,136
16,381 Equatorial Energia SA
(Utilities) 91,102
78,493 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
59,588
6,734 Hypera SA (Health Care) 34,786
7,537 Itau Unibanco Holding SA
(Financials) 38,647
15,373 Klabin SA (Materials) 59,435
14,289 Localiza Rent a Car SA
(Industrials) 116,170
15,960 Lojas Renner SA (Consumer
Discretionary) 39,841
4,495 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 19,414
14,044 Natura & Co. Holding SA
(Consumer Staples) 39,680
3,092 Neoenergia SA (Utilities) 11,119
38,480 NU Holdings Ltd., Class A
(Financials)* 457,142
3,333 Pagseguro Digital Ltd., Class A
(Financials)* 40,829
61,971 Petroleo Brasileiro SA (Energy) 479,888
2,828 Porto Seguro SA (Financials) 16,330
12,044 PRIO SA (Energy) 95,351
21,058 Raia Drogasil SA (Consumer
Staples) 100,445
16,495 Rede D’Or Sao Luiz SA (Health
Care)
(a)
86,181
20,396 Rumo SA (Industrials) 76,487
22,624 Sendas Distribuidora SA
(Consumer Staples)* 52,429
4,011 StoneCo Ltd., Class A
(Financials)* 55,512
11,600 Suzano SA (Materials) 107,484
6,795 Telefonica Brasil SA
(Communication Services) 55,980

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
13,374 TIM SA (Communication
Services) $ 40,357
8,693 TOTVS SA (Information
Technology) 47,502
12,111 Ultrapar Participacoes SA
(Energy) 53,390
65,689 Vale SA (Materials) 789,890
18,664 Vibra Energia SA (Consumer
Discretionary) 76,491
24,833 WEG SA (Industrials) 177,417
7,572 Wheaton Precious Metals Corp.
(Materials) 414,665
6,493 XP, Inc., Class A (Financials) 123,302
2,573 Yara International ASA
(Materials) 79,604
5,259,740
Canada – 7.2%
8,269 Agnico Eagle Mines Ltd.
(Materials) 563,844
5,993 Air Canada (Industrials)* 80,015
11,500 Algonquin Power & Utilities
Corp. (Utilities) 72,299
12,223 Alimentation Couche-Tard, Inc.
(Consumer Staples) 713,304
4,676 AltaGas Ltd. (Utilities) 105,481
10,181 ARC Resources Ltd. (Energy) 192,619
11,936 Bank of Montreal (Financials) 1,064,315
20,054 Bank of Nova Scotia (The)
(Financials) 949,187
29,188 Barrick Gold Corp. (Materials) 497,833
15,264 BCE, Inc. (Communication
Services)
(b)
522,032
5,852 Brookfield Asset Management
Ltd., Class A (Financials)
(b)
229,675
25,766 Brookfield Corp. (Financials) 1,121,822
5,320 CAE, Inc. (Industrials)* 99,871
7,224 Cameco Corp. (Energy) 400,800
2,795 Canadian Apartment Properties
REIT (Real Estate) 91,448
15,359 Canadian Imperial Bank of
Commerce (Financials) 761,443
9,690 Canadian National Railway Co.
(Industrials) 1,233,331
17,468 Canadian Natural Resources
Ltd. (Energy) 1,341,672
15,583 Canadian Pacific Kansas City
Ltd. (Industrials) 1,240,215
892 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 89,020
2,063 Canadian Utilities Ltd., Class A
(Utilities) 47,037
2,418 CCL Industries, Inc., Class B
(Materials) 124,612
21,984 Cenovus Energy, Inc. (Energy) 458,178
3,463 CGI, Inc. (Information
Technology)* 341,918
4,624 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 43,080
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
334 Constellation Software, Inc.
(Information Technology) $ 928,891
4,616 Dollarama, Inc. (Consumer
Discretionary) 436,829
4,543 Emera, Inc. (Utilities) 158,171
2,513 Empire Co. Ltd. (Consumer
Staples) 59,527
35,528 Enbridge, Inc. (Energy) 1,298,727
392 Fairfax Financial Holdings Ltd.
(Financials) 441,220
648 FirstService Corp. (Real Estate) 95,121
8,100 Fortis, Inc. (Utilities) 323,905
3,187 Franco-Nevada Corp.
(Materials) 392,054
1,021 George Weston Ltd. (Consumer
Staples) 145,036
2,875 Gildan Activewear, Inc.
(Consumer Discretionary) 109,968
4,578 Great-West Lifeco, Inc.
(Financials)
(b)
137,291
5,287 Hydro One Ltd. (Utilities)
(a)
152,271
1,722 iA Financial Corp., Inc.
(Financials) 112,101
1,498 IGM Financial, Inc. (Financials) 40,012
2,784 Imperial Oil Ltd. (Energy) 196,676
2,926 Intact Financial Corp.
(Financials) 489,488
9,594 Ivanhoe Mines Ltd., Class A
(Materials)* 138,510
3,822 Keyera Corp. (Energy) 101,189
20,343 Kinross Gold Corp. (Materials) 165,203
2,431 Loblaw Cos. Ltd. (Consumer
Staples) 282,307
4,443 Magna International, Inc.
(Consumer Discretionary) 200,972
30,090 Manulife Financial Corp.
(Financials) 781,415
3,846 Metro, Inc. (Consumer Staples) 204,919
5,626 National Bank of Canada
(Financials) 480,778
4,218 Northland Power, Inc.
(Utilities)
(b)
72,097
8,302 Nutrien Ltd. (Materials) 486,433
1,105 Onex Corp. (Financials) 78,322
4,459 Open Text Corp. (Information
Technology) 130,452
6,080 Pan American Silver Corp.
(Materials) 133,852
9,203 Pembina Pipeline Corp.
(Energy) 341,817
8,882 Power Corp. of Canada
(Financials) 257,830
2,563 Quebecor, Inc., Class B
(Communication Services)
(b)
54,056
3,034 RB Global, Inc. (Industrials) 220,481
4,698 Restaurant Brands International,
Inc. (Consumer Discretionary) 322,103

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
6,204 Rogers Communications,
Inc., Class B (Communication
Services) $ 250,636
23,566 Royal Bank of Canada
(Financials) 2,575,551
4,086 Saputo, Inc. (Consumer Staples) 82,670
19,328 Shopify, Inc., Class A
(Information Technology)* 1,143,672
1,896 Stantec, Inc. (Industrials) 152,999
9,811 Sun Life Financial, Inc.
(Financials) 491,648
21,909 Suncor Energy, Inc. (Energy) 893,622
17,364 TC Energy Corp. (Energy) 669,517
7,667 Teck Resources Ltd., Class B
(Materials) 398,719
24,034 TELUS Corp. (Communication
Services) 395,116
1,298 TFI International, Inc.
(Industrials) 171,721
2,372 Thomson Reuters Corp.
(Industrials) 408,120
29,374 Toronto-Dominion Bank (The)
(Financials) 1,642,005
5,312 Tourmaline Oil Corp. (Energy) 263,466
916 West Fraser Timber Co. Ltd.
(Materials) 73,265
2,077 WSP Global, Inc. (Industrials) 312,354
32,280,156
Chile – 0.2%
5,481 Antofagasta PLC (Materials) 153,734
732,567 Banco de Chile (Financials) 86,912
1,484 Banco de Credito e Inversiones
SA (Financials) 42,077
1,035,331 Banco Santander Chile
(Financials) 48,964
21,286 Cencosud SA (Consumer
Staples) 39,941
237,329 Cia Sud Americana de Vapores
SA (Industrials) 15,362
19,465 Empresas CMPC SA
(Materials) 40,702
6,957 Empresas Copec SA (Energy) 57,697
318,405 Enel Americas SA (Utilities) 31,468
406,089 Enel Chile SA (Utilities) 23,254
19,748 Falabella SA (Consumer
Discretionary)* 59,777
7,488,636 Latam Airlines Group SA
(Industrials) 100,665
10,962 Lundin Mining Corp.
(Materials) 126,013
826,566
China – 7.8%
6,600 360 Security Technology,
Inc., Class A (Information
Technology)* 7,474
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,100 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) $ 4,195
200 3peak, Inc., Class A
(Information Technology)* 2,614
11,667 AAC Technologies Holdings,
Inc. (Information Technology) 35,866
700 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 3,178
232 ACM Research Shanghai,
Inc., Class A (Information
Technology) 2,423
575 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 10,265
1,200 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 3,385
2,500 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 12,834
90,400 Agricultural Bank of China
Ltd., Class A (Financials) 54,604
473,569 Agricultural Bank of China
Ltd., Class H (Financials) 197,942
9,400 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 15,675
600 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,859
7,100 Air China Ltd., Class A
(Industrials)* 7,297
26,791 Air China Ltd., Class H
(Industrials)* 14,246
2,846 Airtac International Group
(Industrials) 89,613
1,700 Aisino Corp., Class A
(Information Technology) 1,878
8,069 Akeso, Inc. (Health Care)*
(a)
45,382
263,491 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,522,637
84,278 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 35,334
12,400 Aluminum Corp. of China Ltd.,
Class A (Materials) 13,973
63,030 Aluminum Corp. of China Ltd.,
Class H (Materials) 47,051
387 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) 3,099
6,000 Angang Steel Co. Ltd., Class A
(Materials) 1,891
22,177 Angang Steel Co. Ltd., Class H
(Materials) 3,969
800 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,366
3,700 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 12,223

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
19,805 Anhui Conch Cement Co. Ltd.,
Class H (Materials) $ 48,960
1,400 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 48,291
2,000 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 4,433
600 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 3,467
600 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 5,743
300 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 3,762
390 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 3,763
21,434 ANTA Sports Products Ltd.
(Consumer Discretionary) 228,084
1,100 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,201
900 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 2,365
392 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,104
300 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 3,166
433 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
2,983
500 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 3,529
1,121 Autohome, Inc. ADR
(Communication Services) 31,836
1,800 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 7,405
8,300 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 3,289
36,850 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 16,674
600 AVICOPTER PLC, Class A
(Industrials) 3,438
5,200 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 5,287
4,714 Baidu, Inc. ADR
(Communication Services)* 458,201
5,600 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 2,412
19,900 Bank of Beijing Co. Ltd., Class
A (Financials) 15,935
3,700 Bank of Changsha Co. Ltd.,
Class A (Financials) 4,373
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,500 Bank of Chengdu Co. Ltd.,
Class A (Financials) $ 7,609
41,700 Bank of China Ltd., Class A
(Financials) 25,475
1,399,872 Bank of China Ltd., Class H
(Financials) 662,060
1,400 Bank of Chongqing Co. Ltd.,
Class A (Financials) 1,512
39,400 Bank of Communications Co.
Ltd., Class A (Financials) 38,218
121,733 Bank of Communications Co.
Ltd., Class H (Financials) 91,650
3,400 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,741
5,500 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,284
16,000 Bank of Jiangsu Co. Ltd., Class
A (Financials) 18,206
9,700 Bank of Nanjing Co. Ltd., Class
A (Financials) 13,840
6,600 Bank of Ningbo Co. Ltd., Class
A (Financials) 22,494
13,300 Bank of Shanghai Co. Ltd.,
Class A (Financials) 14,292
3,400 Bank of Suzhou Co. Ltd., Class
A (Financials)* 3,742
6,600 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,734
21,200 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 20,127
7,900 BBMG Corp., Class A
(Materials) 1,859
832 BeiGene Ltd. ADR (Health
Care)* 123,843
200 BeiGene Ltd., Class A (Health
Care)* 3,344
6,900 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,782
400 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 2,346
3,900 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,501
500 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 2,730
600 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 1,537
2,700 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 3,377
7,932 Beijing Enterprises Holdings
Ltd. (Utilities) 27,882
61,869 Beijing Enterprises Water
Group Ltd. (Utilities) 19,692

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
200 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology)* $ 3,082
4,400 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,028
429 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 15,276
1,600 Beijing New Building Materials
PLC, Class A (Industrials) 7,115
2,400 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 4,871
3,400 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 2,189
200 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 11,471
1,800 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology)* 1,635
3,400 Beijing Shougang Co. Ltd.,
Class A (Materials)* 1,460
1,500 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 5,849
1,300 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 7,972
1,800 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,095
700 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,140
700 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 6,561
2,600 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,348
41,100 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 28,614
7,500 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,539
560 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 2,764
400 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 2,081
400 BGI Genomics Co. Ltd., Class
A (Health Care) 2,161
4,074 Bilibili, Inc., Class Z
(Communication Services)*
(b)
57,907
432 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 3,486
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,300 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* $ 1,908
1,100 Bluestar Adisseo Co., Class A
(Materials) 1,498
3,485 BOC Aviation Ltd.
(Industrials)
(a)
25,837
60,071 BOC Hong Kong Holdings Ltd.
(Financials) 188,121
2,600 BOC International China Co.
Ltd., Class A (Financials) 3,502
37,600 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 21,107
48,750 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 38,323
1,000 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary)* 1,979
28,333 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
35,781
1,800 BYD Co. Ltd., Class A
(Consumer Discretionary) 56,720
16,705 BYD Co. Ltd., Class H
(Consumer Discretionary) 468,906
12,583 BYD Electronic International
Co. Ltd. (Information
Technology) 54,364
1,600 By-health Co. Ltd., Class A
(Consumer Staples) 3,329
8,472 C&D International Investment
Group Ltd. (Real Estate) 17,067
2,500 Caida Securities Co. Ltd., Class
A (Financials) 2,308
4,300 Caitong Securities Co. Ltd.,
Class A (Financials) 4,272
375 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 9,019
800 Canmax Technologies Co. Ltd.,
Class A (Materials) 2,127
546 Cathay Biotech, Inc., Class A
(Materials) 3,654
3,700 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,652
6,000 CECEP Wind-Power Corp.,
Class A (Utilities) 2,658
800 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,757
14,400 CGN Power Co. Ltd., Class A
(Utilities) 8,302
177,336 CGN Power Co. Ltd., Class H
(Utilities)*
(a)
67,776
400 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 5,768

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,100 Changjiang Securities Co. Ltd.,
Class A (Financials) $ 3,873
300 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 5,072
1,800 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 7,205
800 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 1,782
1,500 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) 3,612
900 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,387
2,400 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,269
140,651 China Cinda Asset Management
Co. Ltd., Class H (Financials) 13,484
4,900 China CITIC Bank Corp. Ltd.,
Class A (Financials) 4,861
173,443 China CITIC Bank Corp. Ltd.,
Class H (Financials) 105,750
3,600 China Coal Energy Co. Ltd.,
Class A (Energy) 6,578
35,055 China Coal Energy Co. Ltd.,
Class H (Energy) 44,136
37,334 China Communications
Services Corp. Ltd., Class H
(Industrials) 17,991
9,000 China Construction Bank Corp.,
Class A (Financials) 8,718
1,576,468 China Construction Bank Corp.,
Class H (Financials) 1,116,355
4,200 China CSSC Holdings Ltd.,
Class A (Industrials) 21,462
9,900 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 5,380
31,943 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 8,983
30,600 China Energy Engineering
Corp. Ltd., Class A (Industrials) 9,220
96,069 China Energy Engineering
Corp. Ltd., Class H
(Industrials)* 10,929
3,300 China Enterprise Co. Ltd., Class
A (Real Estate) 1,253
43,700 China Everbright Bank Co. Ltd.,
Class A (Financials) 19,481
122,205 China Everbright Bank Co. Ltd.,
Class H (Financials) 39,208
55,011 China Everbright Environment
Group Ltd. (Industrials)
(b)
25,595
55,685 China Feihe Ltd. (Consumer
Staples)
(a)
27,546
1,700 China Film Co. Ltd., Class A
(Communication Services)* 2,690
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,400 China First Heavy Industries
Co. Ltd., Class A (Industrials)* $ 2,237
4,200 China Galaxy Securities Co.
Ltd., Class A (Financials) 6,651
57,681 China Galaxy Securities Co.
Ltd., Class H (Financials) 31,040
45,138 China Gas Holdings Ltd.
(Utilities) 42,638
3,600 China Great Wall Securities Co.
Ltd., Class A (Financials) 3,591
3,000 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology) 3,835
1,300 China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A (Real Estate) 1,912
39,845 China Hongqiao Group Ltd.
(Materials)
(b)
65,701
1,500 China International Capital
Corp. Ltd., Class A (Financials) 6,505
24,855 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
29,546
2,100 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,768
3,700 China Jushi Co. Ltd., Class A
(Materials) 5,834
2,000 China Life Insurance Co. Ltd.,
Class A (Financials) 8,627
124,569 China Life Insurance Co. Ltd.,
Class H (Financials) 176,424
6,203 China Literature Ltd.
(Communication Services)*
(a)
20,853
55,914 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 50,959
20,708 China Medical System Holdings
Ltd. (Health Care) 17,496
49,773 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 91,360
20,700 China Merchants Bank Co. Ltd.,
Class A (Financials) 97,634
63,351 China Merchants Bank Co. Ltd.,
Class H (Financials) 281,799
7,600 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 9,275
2,300 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 3,718
20,774 China Merchants Port Holdings
Co. Ltd. (Industrials) 29,528
6,900 China Merchants Securities Co.
Ltd., Class A (Financials) 13,472
7,128 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
5,931

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,200 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate)* $ 9,560
33,400 China Minsheng Banking Corp.
Ltd., Class A (Financials) 17,968
115,696 China Minsheng Banking Corp.
Ltd., Class H (Financials) 43,774
71,243 China National Building
Material Co. Ltd., Class H
(Materials) 28,503
5,700 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 6,415
700 China National Medicines Corp.
Ltd., Class A (Health Care) 3,275
17,800 China National Nuclear Power
Co. Ltd., Class A (Utilities) 23,462
800 China National Software &
Service Co. Ltd., Class A
(Information Technology) 3,376
3,400 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 8,842
1,300 China Oilfield Services Ltd.,
Class A (Energy) 3,232
30,321 China Oilfield Services Ltd.,
Class H (Energy) 32,285
62,112 China Overseas Land &
Investment Ltd. (Real Estate) 117,025
20,046 China Overseas Property
Holdings Ltd. (Real Estate) 13,555
6,900 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 27,323
42,293 China Pacific Insurance Group
Co. Ltd., Class H (Financials)* 110,282
31,500 China Petroleum & Chemical
Corp., Class A (Energy) 27,955
401,984 China Petroleum & Chemical
Corp., Class H (Energy) 254,858
4,800 China Petroleum Engineering
Corp., Class A (Energy) 2,166
80,742 China Power International
Development Ltd. (Utilities) 37,980
4,618 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,497
19,300 China Railway Group Ltd.,
Class A (Industrials) 17,473
67,715 China Railway Group Ltd.,
Class H (Industrials) 36,353
5,728 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 4,327
27,070 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
11,419
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) $ 3,388
26,117 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 104,657
14,929 China Resources Gas Group
Ltd. (Utilities) 51,809
48,287 China Resources Land Ltd.
(Real Estate) 175,289
1,238 China Resources
Microelectronics Ltd., Class A
(Information Technology) 6,502
10,042 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
34,914
25,973 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
19,222
29,845 China Resources Power
Holdings Co. Ltd. (Utilities) 84,499
900 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 7,534
107,695 China Ruyi Holdings Ltd.
(Communication Services)* 29,459
400 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,177
6,500 China Shenhua Energy Co. Ltd.,
Class A (Energy) 37,857
56,540 China Shenhua Energy Co. Ltd.,
Class H (Energy) 274,268
1,700 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 3,036
10,500 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,495
27,099 China Southern Airlines Co.
Ltd., Class H (Industrials)* 11,050
2,700 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,835
1,500 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,241
42,100 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 32,612
29,676 China State Construction
International Holdings Ltd.
(Industrials) 39,298
900 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,133
28,896 China Suntien Green Energy
Corp. Ltd., Class H (Energy)* 13,592
23,316 China Taiping Insurance
Holdings Co. Ltd. (Financials) 25,184

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
28,800 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) $ 18,505
2,000 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 19,538
1,400 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)(b)
11,158
726,328 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
85,414
56,666 China Traditional Chinese
Medicine Holdings Co. Ltd.
(Health Care) 30,566
31,900 China United Network
Communications Ltd., Class A
(Communication Services) 20,058
9,100 China Vanke Co. Ltd., Class A
(Real Estate) 10,330
36,939 China Vanke Co. Ltd., Class H
(Real Estate) 25,355
4,800 China XD Electric Co. Ltd.,
Class A (Industrials) 4,478
23,500 China Yangtze Power Co. Ltd.,
Class A (Utilities) 86,040
500 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,106
20,200 China Zheshang Bank Co. Ltd.,
Class A (Financials)* 8,282
39,703 China Zheshang Bank Co. Ltd.,
Class H (Financials)* 11,469
800 Chinalin Securities Co. Ltd.,
Class A (Financials)* 1,210
500 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 4,743
21,900 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 41,552
8,300 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 5,893
37,131 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 17,086
500 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health
Care)* 2,453
1,700 Chongqing Water Group Co.
Ltd., Class A (Utilities) 1,188
2,400 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 10,831
29,227 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 37,508
1,400 CIMC Vehicles Group Co. Ltd.,
Class A (Industrials) 1,795
106,502 CITIC Ltd. (Industrials) 107,545
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,700 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) $ 3,530
12,300 CITIC Securities Co. Ltd., Class
A (Financials) 31,512
32,418 CITIC Securities Co. Ltd., Class
H (Financials) 50,305
16,600 CMOC Group Ltd., Class A
(Materials) 19,049
60,780 CMOC Group Ltd., Class H
(Materials) 56,015
840 CNGR Advanced Material Co.
Ltd., Class A (Materials) 4,084
5,700 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 3,278
5,100 CNPC Capital Co. Ltd., Class A
(Financials) 3,986
4,400 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 119,723
9,300 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,404
3,200 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 7,758
21,693 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 30,557
12,900 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 26,695
52,778 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 88,106
219,258 Country Garden Holdings Co.
Ltd. (Real Estate)*
(c)
—
36,071 Country Garden Services
Holdings Co. Ltd. (Real Estate) 26,235
22,900 CRRC Corp. Ltd., Class A
(Industrials) 21,961
73,177 CRRC Corp. Ltd., Class H
(Industrials) 43,775
2,800 CSC Financial Co. Ltd., Class A
(Financials) 8,152
14,289 CSC Financial Co. Ltd., Class H
(Financials)
(a)
11,415
1,080 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,654
139,705 CSPC Pharmaceutical Group
Ltd. (Health Care) 118,395
1,300 CSSC Science & Technology
Co. Ltd., Class A (Industrials)* 2,756
14,200 Daqin Railway Co. Ltd., Class
A (Industrials) 13,813
1,100 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 3,038

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,100 Datang International Power
Generation Co. Ltd., Class A
(Utilities) $ 3,377
44,542 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 9,166
3,000 DHC Software Co. Ltd., Class
A (Information Technology) 2,068
1,000 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 1,829
600 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 5,590
2,600 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 6,575
5,344 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 8,607
43,543 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 14,081
400 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials) 1,245
3,000 Dongxing Securities Co. Ltd.,
Class A (Financials) 3,455
7,649 East Buy Holding Ltd.
(Consumer Staples)*
(a)
17,931
15,900 East Money Information Co.
Ltd., Class A (Financials) 27,149
200 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 5,888
5,200 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,025
500 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,432
800 Edifier Technology Co.
Ltd., Class A (Consumer
Discretionary)* 1,472
500 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 5,460
12,756 ENN Energy Holdings Ltd.
(Utilities) 116,907
2,200 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 5,506
700 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 8,353
46,326 ESR Group Ltd. (Real Estate)
(a)
(b)
65,137
1,900 Eve Energy Co. Ltd., Class A
(Industrials) 10,243
3,600 Everbright Securities Co. Ltd.,
Class A (Financials) 7,816
9,589 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 2,731
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,700 Fangda Carbon New Material
Co. Ltd., Class A (Industrials)* $ 2,469
21,022 Far East Horizon Ltd.
(Financials) 16,875
1,141 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,857
2,300 FAW Jiefang Group Co. Ltd.,
Class A (Industrials)* 2,665
1,100 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,435
3,900 First Capital Securities Co. Ltd.,
Class A (Financials) 2,898
1,500 Flat Glass Group Co. Ltd., Class
A (Information Technology) 5,081
6,621 Flat Glass Group Co. Ltd., Class
H (Information Technology) 13,389
13,500 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 11,776
4,300 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 21,181
32,770 Fosun International Ltd.
(Industrials) 18,347
7,800 Founder Securities Co. Ltd.,
Class A (Financials) 8,843
10,500 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 33,098
2,100 Fujian Funeng Co. Ltd., Class A
(Utilities) 3,097
400 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials)* 2,199
1,200 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 2,713
13,282 Full Truck Alliance Co. Ltd.
ADR (Industrials) 117,413
1,900 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 12,088
10,157 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
57,320
1,709 GalaxyCore, Inc., Class A
(Information Technology) 3,184
500 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care)* 3,338
1,500 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 6,941
6,756 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
18,610
100 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 2,545
16,800 GD Power Development Co.
Ltd., Class A (Utilities) 12,413

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
96,370 Geely Automobile Holdings
Ltd. (Consumer Discretionary) $ 116,654
4,800 GEM Co. Ltd., Class A
(Materials) 4,332
4,200 Gemdale Corp., Class A (Real
Estate) 2,444
19,153 Genscript Biotech Corp. (Health
Care)* 24,482
5,500 GF Securities Co. Ltd., Class A
(Financials) 9,739
16,966 GF Securities Co. Ltd., Class H
(Financials) 15,354
6,251 Giant Biogene Holding Co. Ltd.
(Consumer Staples)*
(a)
39,511
1,900 Giant Network Group Co.
Ltd., Class A (Communication
Services) 2,716
700 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 8,005
400 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 3,159
1,300 Glodon Co. Ltd., Class A
(Information Technology) 2,091
3,200 GoerTek, Inc., Class A
(Information Technology) 7,569
3,200 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 3,434
12,156 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 5,625
400 Goneo Group Co. Ltd., Class A
(Industrials) 6,662
200 GoodWe Technologies Co. Ltd.,
Class A (Industrials) 2,827
1,700 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 4,748
2,600 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 9,290
38,816 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 66,882
5,700 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 31,920
10,000 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,587
16,330 Greentown China Holdings Ltd.
(Real Estate) 15,926
2,300 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,408
2,300 Guangdong Construction
Engineering Group Co. Ltd.,
Class A (Industrials)* 1,332
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,100 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities)* $ 1,661
1,700 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 11,850
47,621 Guangdong Investment Ltd.
(Utilities) 26,905
300 Guangdong Kinlong Hardware
Products Co. Ltd., Class A
(Industrials) 1,569
6,100 Guanghui Energy Co. Ltd.,
Class A (Energy) 6,723
3,000 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 3,476
46,831 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 19,455
2,200 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials)* 3,069
1,300 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 5,616
3,455 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 9,826
2,500 Guangzhou Development
Group, Inc., Class A (Energy) 2,301
400 Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
(Industrials) 1,240
2,200 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,278
400 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 1,854
3,400 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,548
700 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,161
1,800 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 4,842
3,300 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,515
2,200 Guolian Securities Co. Ltd.,
Class A (Financials)* 3,299
6,539 Guolian Securities Co. Ltd.,
Class H (Financials)* 2,817
4,900 Guosen Securities Co. Ltd.,
Class A (Financials) 6,027
7,000 Guotai Junan Securities Co.
Ltd., Class A (Financials) 13,426

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,049 Guotai Junan Securities Co.
Ltd., Class H (Financials)
(a)
$ 12,783
4,100 Guoyuan Securities Co. Ltd.,
Class A (Financials) 3,622
3,184 H World Group Ltd. ADR
(Consumer Discretionary) 118,540
28,273 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
62,738
5,900 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 23,980
38,867 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 140,597
40,400 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 7,560
10,700 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 5,035
200 Hainan Drinda New Energy
Technology Co. Ltd., Class A
(Information Technology) 1,428
500 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 2,108
10,446 Haitian International Holdings
Ltd. (Industrials) 31,845
9,100 Haitong Securities Co. Ltd.,
Class A (Financials) 10,380
44,075 Haitong Securities Co. Ltd.,
Class H (Financials) 21,634
1,000 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 2,816
1,100 Hang Zhou Great Star Industrial
Co. Ltd., Class A (Consumer
Discretionary) 3,846
1,260 Hangcha Group Co. Ltd., Class
A (Industrials) 3,469
600 Hangjin Technology Co. Ltd.,
Class A (Materials) 2,068
2,900 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,308
600 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 2,345
1,700 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology)* 6,065
600 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology) 1,759
900 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 3,096
900 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,982
1,300 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 3,361
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) $ 5,194
1,935 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)*
(a)
8,137
17,988 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
36,926
600 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,497
900 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,769
200 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology)* 1,733
1,100 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples)* 3,868
800 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,858
1,700 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,036
2,100 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 6,683
2,800 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,762
9,784 Hengan International Group Co.
Ltd. (Consumer Staples) 34,017
1,500 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,858
5,100 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 10,056
2,300 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 4,734
3,400 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 3,354
9,700 Hesteel Co. Ltd., Class A
(Materials) 2,869
900 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 5,036
5,232 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 23,741
1,200 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 4,522
500 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 8,025
3,500 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 4,657

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,100 Hongta Securities Co. Ltd.,
Class A (Financials) $ 1,988
600 Hoshine Silicon Industry Co.
Ltd., Class A (Materials)* 4,359
500 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 1,454
13,389 Hua Hong Semiconductor Ltd.
(Information Technology)*
(a)
33,201
4,400 Huaan Securities Co. Ltd., Class
A (Financials) 2,785
8,000 Huadian Power International
Corp. Ltd., Class A (Utilities) 7,276
25,629 Huadian Power International
Corp. Ltd., Class H (Utilities)
(b)
14,873
1,600 Huadong Medicine Co. Ltd.,
Class A (Health Care) 6,963
4,600 Huafon Chemical Co. Ltd.,
Class A (Materials) 4,779
900 Huagong Tech Co. Ltd., Class A
(Information Technology)* 3,710
2,300 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 6,241
1,700 Hualan Biological Engineering,
Inc., Class A (Health Care) 4,250
400 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 3,724
4,300 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,851
8,200 Huaneng Power International,
Inc., Class A (Utilities)* 10,109
68,586 Huaneng Power International,
Inc., Class H (Utilities)* 45,412
7,400 Huatai Securities Co. Ltd.,
Class A (Financials) 13,827
22,439 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
25,527
2,400 Huaxi Securities Co. Ltd., Class
A (Financials) 2,308
12,200 Huaxia Bank Co. Ltd., Class A
(Financials) 11,566
300 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 1,008
1,300 Huaxin Cement Co. Ltd., Class
A (Materials) 2,653
2,900 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 6,412
3,700 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 3,014
500 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 2,212
900 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 4,717
1,000 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,973
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
600 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) $ 8,291
1,500 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 3,983
1,795 Hunan Changyuan Lico Co.
Ltd., Class A (Industrials) 1,277
6,400 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,649
400 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 1,987
1,800 Hundsun Technologies,
Inc., Class A (Information
Technology) 4,971
5,860 Hygeia Healthcare Holdings Co.
Ltd. (Health Care)
(a)
24,531
1,400 IEIT Systems Co. Ltd., Class A
(Information Technology) 7,014
2,200 Iflytek Co. Ltd., Class A
(Information Technology) 12,774
800 IKD Co. Ltd., Class A
(Consumer Discretionary)* 1,912
280 Imeik Technology Development
Co. Ltd., Class A (Health Care) 7,749
61,900 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 46,246
1,157,000 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 653,677
20,900 Industrial Bank Co. Ltd., Class
A (Financials) 51,445
8,100 Industrial Securities Co. Ltd.,
Class A (Financials) 5,974
500 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 4,005
42,700 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 9,048
1,900 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 5,947
1,400 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 2,317
7,900 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 4,750
6,100 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,810
6,400 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 24,929

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,400 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) $ 3,410
2,000 Innovation New Material
Technology Co. Ltd., Class A
(Consumer Staples)* 1,101
20,470 Innovent Biologics, Inc. (Health
Care)*
(a)
92,102
7,745 iQIYI, Inc. ADR
(Communication Services)* 35,859
200 iRay Technology Co. Ltd., Class
A (Health Care)* 4,685
900 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology)* 4,926
3,100 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 6,441
800 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 3,036
800 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 3,945
1,700 JCET Group Co. Ltd., Class A
(Information Technology) 6,074
600 JCHX Mining Management Co.
Ltd., Class A (Materials) 4,695
16,513 JD Health International, Inc.
(Consumer Staples)*
(a)
55,196
30,053 JD Logistics, Inc.
(Industrials)*
(a)
32,729
40,983 JD.com, Inc., Class A
(Consumer Discretionary) 596,671
5,100 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 6,273
1,400 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 2,261
19,201 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 19,954
1,200 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,342
1,200 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 8,193
6,400 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 37,301
1,200 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 8,757
900 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,952
600 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 3,208
2,000 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,953
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
500 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary)* $ 3,003
1,500 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 19,262
400 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 3,304
400 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 3,255
900 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 4,821
3,200 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 6,631
1,900 Jiangxi Copper Co. Ltd., Class
A (Materials) 6,664
18,064 Jiangxi Copper Co. Ltd., Class
H (Materials) 38,976
1,600 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 2,072
2,500 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 4,007
6,121 Jinko Solar Co. Ltd., Class A
(Information Technology) 6,864
300 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 2,198
3,100 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 3,468
1,100 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 2,182
1,800 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 3,088
600 Joinn Laboratories China Co.
Ltd., Class A (Health Care) 1,257
1,572 Joinn Laboratories China Co.
Ltd., Class H (Health Care)
(a)
1,698
3,640 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,706
700 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) 2,545
600 Juewei Food Co. Ltd., Class A
(Consumer Staples) 1,524
2,100 Juneyao Airlines Co. Ltd., Class
A (Industrials) 3,586
4,643 Kanzhun Ltd. ADR
(Communication Services) 98,664
14,902 KE Holdings, Inc. ADR (Real
Estate) 252,887
200 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 1,915
1,800 Keda Industrial Group Co. Ltd.,
Class A (Industrials)* 2,392
46,410 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 47,458

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,500 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) $ 2,528
2,000 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 2,994
15,865 Kingsoft Corp. Ltd.
(Communication Services) 50,698
34,015 Kuaishou Technology
(Communication Services)*
(a)
241,090
2,000 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials)* 5,017
61,487 Kunlun Energy Co. Ltd.
(Utilities) 63,819
1,100 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 5,281
1,200 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 272,173
1,500 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 15,522
2,200 LB Group Co. Ltd., Class A
(Materials) 6,336
117,738 Lenovo Group Ltd. (Information
Technology) 168,856
4,600 Lens Technology Co. Ltd., Class
A (Information Technology) 9,684
1,700 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 3,852
700 Levima Advanced Materials
Corp., Class A (Materials) 1,587
19,407 Li Auto, Inc., Class A
(Consumer Discretionary)* 193,863
39,499 Li Ning Co. Ltd. (Consumer
Discretionary) 102,744
16,000 Liaoning Port Co. Ltd., Class A
(Industrials) 3,060
3,500 Lifan Technology Group Co.
Ltd., Class A (Consumer
Discretionary)* 1,483
6,500 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 4,409
600 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 3,195
2,302 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,798
33,828 Longfor Group Holdings Ltd.
(Real Estate)
(a)
53,185
7,600 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 19,439
1,000 Longshine Technology Group
Co. Ltd., Class A (Information
Technology)* 1,480
2,709 Lufax Holding Ltd. ADR
(Financials) 12,136
1,800 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 3,029
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,200 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) $ 31,493
1,500 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 36,087
1,700 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 5,408
500 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 5,972
2,700 Meihua Holdings Group Co.
Ltd., Class A (Consumer
Staples)* 4,079
3,600 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care)* 2,075
76,322 Meituan, Class B (Consumer
Discretionary)*
(a)
1,025,321
16,800 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,536
45,113 Metallurgical Corp. of China
Ltd., Class H (Industrials) 9,803
12,912 Microport Scientific Corp.
(Health Care)* 9,573
7,000 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 62,372
2,100 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 2,939
7,937 MINISO Group Holding Ltd.
(Consumer Discretionary) 45,451
4,200 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,560
11,908 Minth Group Ltd. (Consumer
Discretionary) 23,593
1,058 Montage Technology Co.
Ltd., Class A (Information
Technology) 7,715
5,500 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 35,681
5,800 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 4,102
1,400 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 2,414
3,400 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,733
8,100 NARI Technology Co. Ltd.,
Class A (Industrials) 25,087
2,541 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 4,730
500 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 20,181
2,200 NavInfo Co. Ltd., Class A
(Information Technology)* 2,037
29,696 NetEase, Inc. (Communication
Services) 522,304

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,600 New China Life Insurance Co.
Ltd., Class A (Financials) $ 7,166
15,367 New China Life Insurance Co.
Ltd., Class H (Financials) 31,389
4,200 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,790
2,520 New Oriental Education &
Technology Group, Inc. ADR
(Consumer Discretionary)* 201,424
1,300 Ninestar Corp., Class A
(Information Technology) 4,865
560 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 5,202
1,300 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary)* 2,810
600 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials)* 3,973
419 Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
(Industrials)* 1,660
1,300 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 6,076
2,100 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 3,057
1,000 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 7,924
900 Ningbo Xusheng Group Co.
Ltd., Class A (Consumer
Discretionary) 1,597
5,500 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,686
6,200 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials)* 14,007
22,342 NIO, Inc. ADR (Consumer
Discretionary)* 120,423
30,173 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
160,442
1,300 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,397
4,343 NXP Semiconductors NV
(Information Technology) 1,181,730
5,700 Offcn Education Technology
Co. Ltd., Class A (Consumer
Discretionary)* 1,843
4,100 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 3,464
3,000 OFILM Group Co. Ltd., Class A
(Information Technology)* 3,339
1,604 Onewo, Inc., Class H (Real
Estate)
(b)
4,808
500 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 4,682
6,900 Orient Securities Co. Ltd., Class
A (Financials) 7,680
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,168 Orient Securities Co. Ltd., Class
H (Financials)
(a)
$ 5,336
3,200 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 2,879
800 Ovctek China, Inc., Class A
(Health Care) 1,976
6,400 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 2,897
8,100 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,277
10,798 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,617,324
1,000 People.cn Co. Ltd., Class A
(Communication Services) 3,016
9,100 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 6,636
146,085 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 50,790
1,800 Perfect World Co. Ltd., Class A
(Communication Services)* 2,288
24,500 PetroChina Co. Ltd., Class A
(Energy) 34,182
353,206 PetroChina Co. Ltd., Class H
(Energy) 359,827
1,400 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 3,976
4,496 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
5,649
115,497 PICC Property & Casualty Co.
Ltd., Class H (Financials) 149,993
19,500 Ping An Bank Co. Ltd., Class A
(Financials) 29,808
10,800 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 64,001
103,580 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 523,636
2,200 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 3,929
200 Piotech, Inc., Class A
(Information Technology) 5,098
11,200 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 15,749
2,272 Poly Property Services Co. Ltd.,
Class H (Real Estate) 9,467
11,480 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
54,441
24,000 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 16,610
187,644 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
105,774
16,200 Power Construction Corp. of
China Ltd., Class A (Industrials) 11,925

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
24,974 Prosus NV (Consumer
Discretionary)* $ 904,992
200 Pylon Technologies Co. Ltd.,
Class A (Industrials) 1,732
642 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,302
980 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 3,345
5,100 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 12,133
1,100 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 3,885
416 Raytron Technology Co.
Ltd., Class A (Information
Technology) 1,726
2,800 Red Star Macalline Group Corp.
Ltd., Class A (Real Estate) 1,187
249 Remegen Co. Ltd., Class A
(Health Care)* 1,548
2,273 Remegen Co. Ltd., Class H
(Health Care)*
(a)
7,365
1,100 Risen Energy Co. Ltd., Class A
(Information Technology) 2,179
13,163 RLX Technology, Inc. ADR
(Consumer Staples) 24,878
300 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 2,361
7,900 Rongsheng Petrochemical Co.
Ltd., Class A (Materials)* 10,891
200 Ruijie Networks Co. Ltd., Class
A (Information Technology)* 901
7,300 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 14,132
2,800 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 5,733
4,600 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 7,930
400 Sangfor Technologies,
Inc., Class A (Information
Technology)* 3,013
18,236 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 13,916
8,000 Sany Heavy Industry Co. Ltd.,
Class A (Industrials)* 17,810
3,100 Satellite Chemical Co. Ltd.,
Class A (Materials) 7,780
5,800 SDIC Capital Co. Ltd., Class A
(Financials) 4,908
6,600 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 16,091
5,100 Sealand Securities Co. Ltd.,
Class A (Financials)* 2,217
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,100 Seazen Holdings Co. Ltd., Class
A (Real Estate)* $ 3,074
303,392 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
51,190
1,400 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 17,130
4,900 SF Holding Co. Ltd., Class A
(Industrials) 24,844
500 SG Micro Corp., Class A
(Information Technology) 5,336
2,300 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) 1,345
8,600 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 30,801
2,300 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 3,500
280 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 3,565
3,400 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 5,137
3,400 Shandong Gold Mining Co.
Ltd., Class A (Materials) 13,478
13,097 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
28,125
700 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 3,720
1,700 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,068
56,995 Shandong Hi-Speed Holdings
Group Ltd. (Financials)* 42,837
2,000 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 7,906
1,400 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 3,995
11,000 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 5,827
700 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 1,840
2,600 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 5,395
40,556 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 23,639
200 Shandong Weigao Orthopaedic
Device Co. Ltd., Class A
(Health Care) 667
1,700 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) 2,725
1,000 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 2,916

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,900 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) $ 26,664
280 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 7,692
8,300 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,661
700 Shanghai Daimay Automotive
Interior Co. Ltd., Class A
(Consumer Discretionary) 1,234
10,500 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 6,082
2,600 Shanghai Electric Power Co.
Ltd., Class A (Utilities)* 3,595
100 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 629
2,000 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 6,376
7,454 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 11,662
495 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 2,125
4,213 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(b)
6,408
2,300 Shanghai International Airport
Co. Ltd., Class A (Industrials)* 10,997
6,400 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,010
900 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 3,476
713 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 2,634
2,522 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
3,978
2,000 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 2,958
7,300 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate)* 10,185
900 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 4,406
4,118 Shanghai MicroPort MedBot
Group Co. Ltd. (Health Care)* 7,643
400 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,701
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,100 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) $ 5,247
11,264 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 16,702
29,500 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 33,851
1,900 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials)* 4,264
6,300 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 6,154
9,100 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 9,891
3,600 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 2,863
1,500 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 4,122
2,000 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,614
1,800 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 3,921
5,300 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 8,043
2,800 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 8,738
4,000 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 3,055
3,400 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,419
5,300 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 2,756
1,200 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 39,847
300 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 2,972
4,600 Shenergy Co. Ltd., Class A
(Utilities) 5,538
2,200 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 5,987
500 Shennan Circuits Co. Ltd., Class
A (Information Technology) 6,187
19,700 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,333
700 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 3,024
300 Shenzhen Dynanonic Co. Ltd.,
Class A (Materials)* 1,405

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,800 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) $ 3,806
1,600 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 2,618
400 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 3,401
100 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials) 475
800 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 1,095
2,700 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 21,524
1,500 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 2,724
1,000 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 2,511
300 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 3,824
500 Shenzhen Kstar Science And
Technology Co. Ltd., Class A
(Industrials) 1,396
300 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 3,582
1,200 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 47,905
4,200 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,861
700 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 7,293
7,700 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 2,744
1,000 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care)* 3,760
300 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 2,666
1,100 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,367
800 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 2,744
755 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 13,608
900 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 3,088
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,201 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) $ 131,953
200 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials)* 1,155
1,600 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,998
1,700 Shuangliang Eco-Energy
Systems Co. Ltd., Class A
(Industrials) 1,410
402 SICC Co. Ltd., Class A
(Information Technology)* 2,794
4,300 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 2,911
3,700 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 9,169
8,300 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,250
1,400 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 6,166
6,800 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 7,354
500 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 3,112
1,100 Sichuan Yahua Industrial Group
Co. Ltd., Class A (Materials) 1,588
700 Sieyuan Electric Co. Ltd., Class
A (Industrials) 6,792
305 Sinocelltech Group Ltd., Class
A (Health Care)* 1,853
3,500 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,949
2,500 Sinoma International
Engineering Co., Class A
(Industrials) 4,375
1,600 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 3,300
6,800 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,732
700 Sinomine Resource Group Co.
Ltd., Class A (Materials) 2,976
7,300 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,818
5,700 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,165
51,214 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,397
22,462 Sinopharm Group Co. Ltd.,
Class H (Health Care) 60,868
3,600 Sinotrans Ltd., Class A
(Industrials) 2,982
28,998 Sinotrans Ltd., Class H
(Industrials) 15,790

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
11,093 Sinotruk Hong Kong Ltd.
(Industrials) $ 25,721
500 Skshu Paint Co. Ltd., Class A
(Materials)* 2,975
29,716 Smoore International Holdings
Ltd. (Consumer Staples)
(a)(b)
32,970
2,400 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 3,372
400 Sonoscape Medical Corp., Class
A (Health Care) 2,157
4,700 SooChow Securities Co. Ltd.,
Class A (Financials) 4,171
6,200 Southwest Securities Co. Ltd.,
Class A (Financials) 3,284
2,600 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 1,431
900 Spring Airlines Co. Ltd., Class
A (Industrials)* 6,953
280 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,366
3,000 State Grid Yingda Co. Ltd.,
Class A (Industrials) 1,977
1,400 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 19,010
11,289 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 61,976
500 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,328
1,700 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 3,630
731 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,290
1,600 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 3,456
300 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 5,422
560 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 6,824
7,275 TAL Education Group ADR
(Consumer Discretionary)* 82,644
1,200 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 1,980
2,500 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 1,606
5,600 TangShan Port Group Co. Ltd.,
Class A (Industrials) 3,174
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 2,683
4,700 TBEA Co. Ltd., Class A
(Industrials) 9,648
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,700 TCL Technology Group
Corp., Class A (Information
Technology)* $ 10,423
3,800 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 5,777
101,849 Tencent Holdings Ltd.
(Communication Services) 4,684,089
10,559 Tencent Music Entertainment
Group ADR (Communication
Services) 152,578
400 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 3,109
3,900 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 3,799
8,100 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 3,132
500 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,420
2,300 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,377
409 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary)* 1,574
1,400 Tianqi Lithium Corp., Class A
(Materials) 6,950
2,203 Tianqi Lithium Corp., Class H
(Materials) 8,293
4,300 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 5,076
3,200 TianShan Material Co. Ltd.,
Class A (Materials) 2,611
3,000 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,376
31,040 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 37,891
1,700 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 2,496
1,500 Toly Bread Co. Ltd., Class A
(Consumer Staples) 1,232
20,177 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary)* 46,062
1,400 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology)* 4,425
1,900 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,400
2,200 Tongkun Group Co. Ltd., Class
A (Materials)* 4,565
12,700 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 6,920

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,200 Tongwei Co. Ltd., Class A
(Information Technology)* $ 13,297
300 Topchoice Medical Corp., Class
A (Health Care)* 2,454
46,590 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
30,372
15,612 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 20,475
2,022 Trina Solar Co. Ltd., Class A
(Information Technology) 6,140
9,410 Trip.com Group Ltd. ADR
(Consumer Discretionary)* 484,709
3,100 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 2,444
700 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 7,477
10,325 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 72,917
800 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology)* 6,094
18,747 Uni-President China Holdings
Ltd. (Consumer Staples) 16,439
2,700 Unisplendour Corp. Ltd., Class
A (Information Technology)* 8,180
1,400 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology)* 2,926
200 Vanchip Tianjin Technology
Co. Ltd., Class A (Information
Technology)* 1,247
900 Venustech Group, Inc., Class A
(Information Technology) 2,257
467 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 2,048
6,032 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 96,934
1,500 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 2,757
2,000 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,613
1,100 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 1,995
3,200 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 38,547
71,713 Want Want China Holdings Ltd.
(Consumer Staples) 43,174
1,104 Weibo Corp. ADR
(Communication Services) 9,770
6,300 Weichai Power Co. Ltd., Class
A (Industrials) 13,791
32,527 Weichai Power Co. Ltd., Class
H (Industrials) 58,124
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
800 Weihai Guangwei Composites
Co. Ltd., Class A (Materials)* $ 2,867
6,700 Wens Foodstuffs Group Co.
Ltd., Class A (Consumer
Staples) 19,737
2,200 Western Mining Co. Ltd., Class
A (Materials) 5,627
4,200 Western Securities Co. Ltd.,
Class A (Financials) 3,918
604 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 3,549
16,003 Wharf Holdings Ltd. (The)
(Real Estate) 47,559
1,200 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 15,525
34,924 Wilmar International Ltd.
(Consumer Staples) 79,837
1,200 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 5,039
400 Winner Medical Co. Ltd., Class
A (Health Care) 1,641
2,000 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 1,706
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 3,652
4,900 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,236
4,000 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 3,605
300 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 2,536
3,900 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 78,720
1,800 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 7,739
2,600 WuXi AppTec Co. Ltd., Class A
(Health Care) 15,064
5,949 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
25,892
406 Wuxi Autowell Technology
Co. Ltd., Class A (Information
Technology) 3,178
61,031 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
86,905
1,500 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 4,126
11,100 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 11,073
2,800 Xiamen C & D, Inc., Class A
(Industrials) 3,706

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
200 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) $ 2,339
1,300 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 3,404
2,100 Xiangcai Co. Ltd., Class A
(Real Estate) 1,921
1,200 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,889
265,504 Xiaomi Corp., Class B
(Information Technology)*
(a)
593,225
8,000 Xinhu Zhongbao Co. Ltd., Class
A (Real Estate) 2,334
1,329 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology)* 4,895
26,428 Xinyi Glass Holdings Ltd.
(Industrials) 32,666
76,068 Xinyi Solar Holdings Ltd.
(Information Technology) 49,977
18,701 XPeng, Inc., Class A (Consumer
Discretionary)* 77,330
19,301 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
30,789
500 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,495
44,393 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 74,881
3,500 Yankuang Energy Group Co.
Ltd., Class A (Energy) 12,131
36,284 Yankuang Energy Group Co.
Ltd., Class H (Energy) 90,532
1,000 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 4,806
1,300 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 6,634
900 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 5,580
1,600 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 6,622
2,600 Yintai Gold Co. Ltd., Class A
(Materials) 6,922
600 Yongan Futures Co. Ltd., Class
A (Financials) 1,024
8,500 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 3,076
500 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 2,959
3,200 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 4,953
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,300 Youngor Fashion Co. Ltd., Class
A (Real Estate) $ 4,704
3,200 YTO Express Group Co. Ltd.,
Class A (Industrials) 7,137
27,729 Yuexiu Property Co. Ltd. (Real
Estate) 20,097
2,700 Yunda Holding Co. Ltd., Class
A (Industrials) 3,299
3,200 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 6,362
1,700 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 12,369
400 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples)* 2,939
4,700 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,718
900 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 4,900
1,500 Yunnan Tin Co. Ltd., Class A
(Materials) 3,467
1,700 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 4,849
2,100 Yutong Bus Co. Ltd., Class A
(Industrials) 7,036
1,500 Zangge Mining Co. Ltd., Class
A (Materials) 5,385
600 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 18,740
23,842 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 41,934
4,900 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,130
6,900 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services)* 3,807
200 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary)* 4,022
5,100 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary)* 5,529
2,000 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 5,881
3,100 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 6,991
500 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 4,372
25,494 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 16,652
1,900 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,246
1,400 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,340

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,600 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) $ 6,340
1,200 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 5,298
3,300 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 1,739
800 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,661
2,500 Zhejiang Juhua Co. Ltd., Class
A (Materials) 8,180
10,889 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)
39,668
3,000 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,649
2,900 Zhejiang NHU Co. Ltd., Class
A (Health Care) 7,569
3,700 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 11,719
800 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary)* 2,513
400 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,921
1,600 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 4,764
1,500 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 3,513
9,100 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities)* 8,389
1,400 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 3,138
3,798 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) 6,136
3,600 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,434
11,575 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
19,678
680 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 2,449
800 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 17,311
4,500 Zhongjin Gold Corp. Ltd., Class
A (Materials) 8,928
11,757 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 21,250
6,100 Zhongtai Securities Co. Ltd.,
Class A (Financials) 5,254
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,050 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) $ 2,064
2,000 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate)* 1,968
594 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,924
8,514 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 33,247
2,500 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,600
20,700 Zijin Mining Group Co. Ltd.,
Class A (Materials) 49,586
95,704 Zijin Mining Group Co. Ltd.,
Class H (Materials) 202,336
7,710 ZJLD Group, Inc. (Consumer
Staples)*
(a)
10,249
6,600 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 7,292
21,811 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 15,585
3,700 ZTE Corp., Class A
(Information Technology)* 13,725
12,647 ZTE Corp., Class H
(Information Technology)* 25,962
6,883 ZTO Express Cayman, Inc.
ADR (Industrials) 156,864
35,296,047
Colombia – 0.0%
3,845 Bancolombia SA (Financials) 35,656
79,226 Ecopetrol SA (Energy) 48,298
48,943 Grupo Energia Bogota SA ESP
(Utilities) 32,175
7,374 Interconexion Electrica SA ESP
(Utilities) 36,458
152,587
Czech Republic – 0.0%
2,701 CEZ AS (Utilities) 112,570
1,241 Komercni Banka AS
(Financials) 42,424
154,994
Denmark – 2.3%
44 AP Moller – Maersk A/S, Class
A (Industrials) 77,104
56 AP Moller – Maersk A/S, Class
B (Industrials) 101,597
1,524 Carlsberg AS, Class B
(Consumer Staples) 206,063
2,063 Coloplast A/S, Class B (Health
Care) 247,655
11,210 Danske Bank A/S (Financials) 343,771
1,415 Demant A/S (Health Care)* 67,757
2,964 DSV A/S (Industrials) 454,692
1,084 Genmab A/S (Health Care)* 305,603
52,862 Novo Nordisk A/S, Class B
(Health Care) 7,134,489

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
6,059 Novonesis (Novozymes) B,
Class B (Materials) $ 360,328
3,158 Orsted AS (Utilities)*
(a)
192,540
1,484 Pandora A/S (Consumer
Discretionary) 242,772
200 Svitzer A/S (Industrials)* 7,845
5,335 Tryg A/S (Financials) 109,640
16,841 Vestas Wind Systems A/S
(Industrials)* 472,701
10,324,557
Egypt – 0.0%
4,589 Abou Kir Fertilizers &
Chemical Industries (Materials) 6,019
39,156 Commercial International Bank
- Egypt (CIB) (Financials) 64,777
14,109 EFG Holding S.A.E.
(Financials)* 4,597
7,842 ElSewedy Electric Co.
(Industrials) 7,384
2,872 Ezz Steel Co. SAE (Materials)* 4,593
5,544 Misr Fertilizers Production Co.
SAE (Materials) 5,160
8,047 Telecom Egypt Co.
(Communication Services) 5,250
97,780
Faroe Islands – 0.0%
832 Bakkafrost P/F (Consumer
Staples) 45,714
Finland – 0.6%
2,193 Elisa OYJ (Communication
Services) 101,657
6,772 Fortum OYJ (Utilities) 103,034
1,640 Huhtamaki OYJ (Materials) 66,123
4,232 Kesko OYJ, Class B (Consumer
Staples) 76,816
5,177 Kone OYJ, Class B (Industrials) 262,967
10,867 Metso Corp. (Industrials) 132,011
6,699 Neste OYJ (Energy) 140,104
82,457 Nokia OYJ (Information
Technology) 321,450
53,102 Nordea Bank Abp (Financials) 651,129
1,669 Orion OYJ, Class B (Health
Care) 67,909
6,899 Sampo OYJ, Class A
(Financials) 295,388
8,903 Stora Enso OYJ, Class R
(Materials) 129,609
8,241 UPM-Kymmene OYJ
(Materials) 314,467
7,621 Wartsila OYJ Abp (Industrials) 158,890
2,821,554
France – 5.5%
458 Aeroports de Paris SA
(Industrials) 65,184
8,532 Air Liquide SA (Materials) 1,671,483
9,801 Airbus SE (Industrials) 1,658,772
29,777 AXA SA (Financials) 1,068,372
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
16,677 BNP Paribas SA (Financials) $ 1,225,679
13,300 Bollore SE (Communication
Services) 89,085
3,256 Bouygues SA (Industrials) 127,250
2,648 Capgemini SE (Information
Technology) 533,539
7,786 Cie de Saint-Gobain SA
(Industrials) 681,101
11,237 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 453,189
18,550 Credit Agricole SA (Financials) 300,558
10,552 Danone SA (Consumer Staples) 677,235
11,362 Dassault Systemes (Information
Technology) 457,243
29,296 Engie SA (Utilities) 494,071
4,799 EssilorLuxottica SA (Health
Care) 1,069,571
542 Hermes International SCA
(Consumer Discretionary) 1,280,349
1,193 Kering (Consumer
Discretionary) 410,812
4,288 Legrand SA (Industrials) 461,316
3,750 L'Oreal SA (Consumer Staples) 1,840,500
4,308 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 3,436,957
31,336 Orange SA (Communication
Services) 364,847
3,246 Pernod Ricard SA (Consumer
Staples) 482,593
5,932 Safran SA (Industrials) 1,378,758
407 Sartorius Stedim Biotech
(Health Care) 80,702
12,506 Societe Generale SA
(Financials) 371,861
1,630 Thales SA (Industrials) 294,892
37,185 TotalEnergies SE (Energy) 2,705,064
8,116 Vinci SA (Industrials) 1,008,389
24,689,372
Germany – 4.7%
2,774 adidas AG (Consumer
Discretionary) 697,152
6,518 Allianz SE (Financials) 1,898,476
14,963 BASF SE (Materials) 786,364
16,446 Bayer AG (Health Care) 504,191
5,092 Bayerische Motoren Werke AG
(Consumer Discretionary) 515,088
1,638 Beiersdorf AG (Consumer
Staples) 256,685
1,557 BioNTech SE ADR (Health
Care)* 155,928
612 Carl Zeiss Meditec AG (Health
Care) 56,240
1,808 Continental AG (Consumer
Discretionary) 122,163
8,901 Daimler Truck Holding AG
(Industrials) 378,497
32,614 Deutsche Bank AG (Financials) 539,088

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,074 Deutsche Boerse AG
(Financials) $ 610,362
15,822 Deutsche Post AG (Industrials) 664,039
54,042 Deutsche Telekom AG
(Communication Services) 1,307,710
37,045 E.ON SE (Utilities) 493,853
3,362 Evonik Industries AG
(Materials) 73,616
3,332 Fresenius Medical Care AG
(Health Care) 141,723
6,887 Fresenius SE & Co. KGaA
(Health Care)* 218,913
1,005 Hannover Rueck SE
(Financials) 248,973
99 Hapag-Lloyd AG (Industrials)
(a)
18,711
2,205 Heidelberg Materials AG
(Materials) 229,130
1,611 Henkel AG & Co. KGaA
(Consumer Staples) 128,719
21,800 Infineon Technologies AG
(Information Technology) 871,504
1,106 Knorr-Bremse AG (Industrials) 84,768
13,160 Mercedes-Benz Group AG
(Consumer Discretionary) 948,624
2,163 Merck KGaA (Health Care) 390,968
899 MTU Aero Engines AG
(Industrials) 223,006
2,281 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 1,133,877
723 Rheinmetall AG (Industrials) 414,265
12,452 RWE AG (Utilities) 470,964
16,972 SAP SE (Information
Technology) 3,057,782
12,273 Siemens AG (Industrials) 2,348,414
8,386 Siemens Energy AG
(Industrials)* 225,958
4,509 Siemens Healthineers AG
(Health Care)
(a)
261,294
2,222 Symrise AG (Materials) 263,775
749 Talanx AG (Financials) 59,479
479 Volkswagen AG (Consumer
Discretionary) 68,172
11,646 Vonovia SE (Real Estate) 364,116
21,232,587
Greece – 0.1%
33,763 Alpha Services and Holdings
SA (Financials)* 56,849
40,458 Eurobank Ergasias Services and
Holdings SA (Financials)* 88,369
2,909 Hellenic Telecommunications
Organization SA
(Communication Services) 42,444
1,749 JUMBO SA (Consumer
Discretionary) 50,126
975 Motor Oil Hellas Corinth
Refineries SA (Energy) 27,583
1,737 Mytilineos SA (Industrials) 69,054
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
9,128 National Bank of Greece SA
(Financials)* $ 79,077
3,270 OPAP SA (Consumer
Discretionary) 52,006
10,696 Piraeus Financial Holdings SA
(Financials)* 41,895
3,506 Public Power Corp. SA
(Utilities)* 42,705
1,129 Star Bulk Carriers Corp.
(Industrials) 30,573
845 Terna Energy SA (Utilities) 16,705
597,386
Guatemala – 0.1%
2,159 Millicom International Cellular
SA SDR, SDR (Communication
Services)* 53,907
Hong Kong – 1.1%
188,442 AIA Group Ltd. (Financials) 1,456,067
9,466 Cathay Pacific Airways Ltd.
(Industrials)
(b)
9,910
31,756 CK Asset Holdings Ltd. (Real
Estate) 125,224
10,165 CK Infrastructure Holdings Ltd.
(Utilities) 58,599
31,742 CLP Holdings Ltd. (Utilities) 250,947
4,735 DFI Retail Group Holdings Ltd.
(Consumer Staples) 8,712
1,191 Futu Holdings Ltd. ADR
(Financials)* 89,492
29,118 Hang Lung Properties Ltd.
(Real Estate) 26,537
12,063 Hang Seng Bank Ltd.
(Financials) 167,453
22,031 Henderson Land Development
Co. Ltd. (Real Estate) 68,430
37,866 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 23,184
60,438 HKT Trust & HKT Ltd.
(Communication Services) 70,223
153,188 Hong Kong & China Gas Co.
Ltd. (Utilities) 118,856
19,970 Hong Kong Exchanges &
Clearing Ltd. (Financials) 670,827
17,291 Hongkong Land Holdings Ltd.
(Real Estate) 58,616
93,388 J&T Global Express Ltd.
(Industrials)*
(b)
91,080
3,304 Jardine Matheson Holdings Ltd.
(Industrials) 121,587
42,668 Link REIT (Real Estate) 178,889
26,205 MTR Corp. Ltd. (Industrials) 88,764
2,196 Orient Overseas International
Ltd. (Industrials) 37,277
22,825 Power Assets Holdings Ltd.
(Utilities) 126,330
46,062 Prudential PLC (Financials) 438,087

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
164,115 Sino Biopharmaceutical Ltd.
(Health Care) $ 59,576
56,379 Sino Land Co. Ltd. (Real
Estate) 59,814
24,371 Sun Hung Kai Properties Ltd.
(Real Estate) 234,572
6,856 Swire Pacific Ltd., Class A
(Real Estate) 59,548
12,007 Swire Pacific Ltd., Class B
(Real Estate) 16,023
17,613 Swire Properties Ltd. (Real
Estate) 32,284
22,831 Techtronic Industries Co. Ltd.
(Industrials) 279,283
127,090 WH Group Ltd. (Consumer
Staples)
(a)
86,423
25,905 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 75,000
5,187,614
Hungary – 0.1%
7,396 MOL Hungarian Oil & Gas
PLC (Energy) 57,432
3,808 OTP Bank Nyrt (Financials) 183,461
2,325 Richter Gedeon Nyrt (Health
Care) 58,886
299,779
India – 5.7%
887 ABB India Ltd. (Industrials) 88,390
1,156 ACC Ltd. (Materials) 35,265
4,816 Adani Energy Solutions Ltd.
(Utilities)* 64,782
5,219 Adani Enterprises Ltd.
(Industrials) 213,293
5,168 Adani Green Energy Ltd.
(Utilities)* 118,153
12,128 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 208,848
13,133 Adani Power Ltd. (Utilities)* 118,914
4,411 Adani Total Gas Ltd. (Utilities) 54,921
2,462 Adani Wilmar Ltd. (Consumer
Staples)* 10,493
7,771 Aditya Birla Capital Ltd.
(Financials)* 20,840
520 Alkem Laboratories Ltd.
(Health Care) 29,968
10,138 Ambuja Cements Ltd.
(Materials) 77,009
2,784 APL Apollo Tubes Ltd.
(Materials) 50,193
1,695 Apollo Hospitals Enterprise
Ltd. (Health Care) 118,573
24,026 Ashok Leyland Ltd.
(Industrials) 64,475
6,815 Asian Paints Ltd. (Materials) 235,235
1,985 Astral Ltd. (Industrials) 49,864
7,655 AU Small Finance Bank Ltd.
(Financials)
(a)
59,895
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,724 Aurobindo Pharma Ltd. (Health
Care) $ 67,104
2,426 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
125,037
38,151 Axis Bank Ltd. (Financials) 531,167
1,137 Bajaj Auto Ltd. (Consumer
Discretionary) 123,748
4,450 Bajaj Finance Ltd. (Financials) 357,066
6,399 Bajaj Finserv Ltd. (Financials) 117,184
447 Bajaj Holdings & Investment
Ltd. (Financials) 42,592
1,350 Balkrishna Industries Ltd.
(Consumer Discretionary) 49,329
12,721 Bandhan Bank Ltd.
(Financials)
(a)
28,697
17,314 Bank of Baroda (Financials) 54,947
11,908 Bank of India (Financials) 18,360
4,092 Berger Paints India Ltd.
(Materials) 22,551
59,790 Bharat Electronics Ltd.
(Industrials) 211,987
4,266 Bharat Forge Ltd. (Consumer
Discretionary) 79,449
21,461 Bharat Heavy Electricals Ltd.
(Industrials) 76,849
16,098 Bharat Petroleum Corp. Ltd.
(Energy) 121,075
38,254 Bharti Airtel Ltd.
(Communication Services) 629,117
7,491 Biocon Ltd. (Health Care) 27,753
145 Bosch Ltd. (Consumer
Discretionary) 52,798
1,994 Britannia Industries Ltd.
(Consumer Staples)* 123,737
30,370 Canara Bank (Financials) 42,933
10,705 CG Power & Industrial
Solutions Ltd. (Industrials) 82,521
6,668 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 99,144
8,991 Cipla Ltd. (Health Care) 155,883
34,943 Coal India Ltd. (Energy) 205,628
2,231 Colgate-Palmolive India Ltd.
(Consumer Staples) 71,025
4,598 Container Corp. Of India Ltd.
(Industrials) 59,208
2,273 Cummins India Ltd.
(Industrials) 96,705
9,908 Dabur India Ltd. (Consumer
Staples) 64,703
1,345 Dalmia Bharat Ltd. (Materials) 28,612
1,239 Deepak Nitrite Ltd. (Materials) 32,526
5,114 Delhivery Ltd. (Industrials)* 23,594
2,117 Divi's Laboratories Ltd. (Health
Care) 109,239
10,372 DLF Ltd. (Real Estate) 101,351
2,037 Dr. Reddy's Laboratories Ltd.
(Health Care) 141,342
2,326 Eicher Motors Ltd. (Consumer
Discretionary) 131,902

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
10,192 Embassy Office Parks REIT
(Real Estate) $ 42,719
17,146 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 33,729
45,151 GAIL India Ltd. (Utilities) 110,509
3,894 General Insurance Corp. of
India (Financials)
(a)
16,612
1,026 Gland Pharma Ltd. (Health
Care)*
(a)
22,618
41,318 GMR Airports Infrastructure
Ltd. (Industrials)* 41,877
6,297 Godrej Consumer Products Ltd.
(Consumer Staples) 95,834
1,931 Godrej Properties Ltd. (Real
Estate)* 64,282
5,205 Grasim Industries Ltd.
(Materials) 144,434
575 Gujarat Fluorochemicals Ltd.
(Materials) 20,928
2,739 Gujarat Gas Ltd. (Utilities) 18,092
3,675 Havells India Ltd. (Industrials) 83,973
17,730 HCL Technologies Ltd.
(Information Technology) 281,250
1,320 HDFC Asset Management Co.
Ltd. (Financials)
(a)
61,426
93,657 HDFC Bank Ltd. (Financials) 1,718,441
16,384 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
107,926
2,182 Hero MotoCorp Ltd. (Consumer
Discretionary) 133,830
24,403 Hindalco Industries Ltd.
(Materials) 201,533
2,782 Hindustan Aeronautics Ltd.
(Industrials) 165,773
10,708 Hindustan Petroleum Corp. Ltd.
(Energy) 68,933
14,982 Hindustan Unilever Ltd.
(Consumer Staples) 418,034
37 Honeywell Automation India
Ltd. (Information Technology) 22,795
86,674 ICICI Bank Ltd. (Financials) 1,164,064
3,948 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
74,766
6,415 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
41,919
47,669 IDFC First Bank Ltd.
(Financials)* 43,631
4,057 Indian Bank (Financials) 27,583
14,186 Indian Hotels Co. Ltd.
(Consumer Discretionary) 94,731
62,763 Indian Oil Corp. Ltd. (Energy) 122,110
5,033 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 61,523
29,842 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
63,566
5,859 Indraprastha Gas Ltd. (Utilities) 31,021
13,980 Indus Towers Ltd.
(Communication Services)* 58,309
9,613 IndusInd Bank Ltd. (Financials) 168,355
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,152 Info Edge India Ltd.
(Communication Services) $ 78,627
60,085 Infosys Ltd. (Information
Technology) 1,012,727
1,812 InterGlobe Aviation Ltd.
(Industrials)*
(a)
90,936
49,932 ITC Ltd. (Consumer Staples) 255,100
5,087 Jindal Stainless Ltd. (Materials) 48,358
6,373 Jindal Steel & Power Ltd.
(Materials) 78,499
56,754 Jio Financial Services Ltd.
(Financials)* 234,131
6,212 JSW Energy Ltd. (Utilities) 45,620
15,874 JSW Steel Ltd. (Materials) 167,457
6,393 Jubilant Foodworks Ltd.
(Consumer Discretionary) 37,835
18,291 Kotak Mahindra Bank Ltd.
(Financials) 368,225
455 L&T Technology Services Ltd.
(Industrials)
(a)
24,479
11,530 Larsen & Toubro Ltd.
(Industrials) 506,846
3,706 Life Insurance Corp. of India
(Financials) 44,962
328 Linde India Ltd. (Materials) 34,224
1,541 LTIMindtree Ltd. (Information
Technology)
(a)
86,804
4,022 Lupin Ltd. (Health Care) 76,254
4,034 Macrotech Developers Ltd.
(Real Estate)
(a)
66,594
9,650 Mahindra & Mahindra Financial
Services Ltd. (Financials) 30,937
14,832 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 445,335
936 MakeMyTrip Ltd. (Consumer
Discretionary)* 70,752
532 Mankind Pharma Ltd. (Health
Care)* 13,638
8,737 Marico Ltd. (Consumer Staples) 62,337
2,206 Maruti Suzuki India Ltd.
(Consumer Discretionary) 327,692
3,703 Max Financial Services Ltd.
(Financials)* 40,731
12,392 Max Healthcare Institute Ltd.
(Health Care) 111,611
478 Mazagon Dock Shipbuilders
Ltd. (Industrials) 18,234
1,398 Mphasis Ltd. (Information
Technology) 38,255
37 MRF Ltd. (Consumer
Discretionary) 55,600
1,784 Muthoot Finance Ltd.
(Financials) 35,980
6,010 Nestle India Ltd. (Consumer
Staples) 169,555
46,142 NHPC Ltd. (Utilities) 59,287
19,232 NMDC Ltd. (Materials) 59,939
79,199 NTPC Ltd. (Utilities) 340,626
1,965 Oberoi Realty Ltd. (Real Estate) 42,836

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
64,823 Oil & Natural Gas Corp. Ltd.
(Energy) $ 205,292
6,048 Oil India Ltd. (Energy) 46,060
3,370 One 97 Communications Ltd.
(Financials)* 14,565
364 Oracle Financial Services
Software Ltd. (Information
Technology) 32,509
86 Page Industries Ltd. (Consumer
Discretionary) 37,044
1,162 Patanjali Foods Ltd. (Consumer
Staples) 19,908
3,957 PB Fintech Ltd. (Financials)* 61,362
1,670 Persistent Systems Ltd.
(Information Technology) 68,233
12,555 Petronet LNG Ltd. (Energy) 44,725
1,566 Phoenix Mills Ltd. (The) (Real
Estate) 58,152
1,353 PI Industries Ltd. (Materials) 57,376
2,550 Pidilite Industries Ltd.
(Materials) 90,717
730 Polycab India Ltd. (Industrials) 58,959
24,308 Power Finance Corp. Ltd.
(Financials) 143,408
75,762 Power Grid Corp. of India Ltd.
(Utilities) 281,369
2,305 Prestige Estates Projects Ltd.
(Real Estate) 44,115
160 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 30,615
36,864 Punjab National Bank
(Financials) 57,170
9,478 Rail Vikas Nigam Ltd.
(Industrials) 43,341
20,876 REC Ltd. (Financials) 134,490
57,332 Reliance Industries Ltd.
(Energy) 1,964,933
34,329 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 62,204
4,903 SBI Cards & Payment Services
Ltd. (Financials) 40,653
7,463 SBI Life Insurance Co. Ltd.
(Financials)
(a)
123,955
677 Schaeffler India Ltd.
(Industrials) 34,401
166 Shree Cement Ltd. (Materials) 49,082
4,001 Shriram Finance Ltd.
(Financials) 112,836
1,490 Siemens Ltd. (Industrials) 124,381
407 Solar Industries India Ltd.
(Materials) 45,690
4,549 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
35,484
2,444 SRF Ltd. (Materials) 64,747
29,881 State Bank of India (Financials) 297,248
24,200 Steel Authority of India Ltd.
(Materials) 45,952
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
18,046 Sun Pharmaceutical Industries
Ltd. (Health Care) $ 315,600
1,069 Sundaram Finance Ltd.
(Financials) 54,910
982 Supreme Industries Ltd.
(Materials) 62,088
165,405 Suzlon Energy Ltd.
(Industrials)* 94,422
1,877 Tata Communications Ltd.
(Communication Services) 39,988
16,961 Tata Consultancy Services Ltd.
(Information Technology) 745,921
10,073 Tata Consumer Products Ltd.
(Consumer Staples) 127,947
585 Tata Elxsi Ltd. (Information
Technology) 48,669
28,891 Tata Motors Ltd. (Consumer
Discretionary) 319,468
7,692 Tata Motors Ltd., Class A
(Consumer Discretionary) 56,991
28,409 Tata Power Co. Ltd. (The)
(Utilities) 148,646
135,138 Tata Steel Ltd. (Materials) 270,693
10,405 Tech Mahindra Ltd.
(Information Technology) 153,131
619 Thermax Ltd. (Industrials) 40,079
6,227 Titan Co. Ltd. (Consumer
Discretionary) 241,847
1,550 Torrent Pharmaceuticals Ltd.
(Health Care) 50,064
2,691 Torrent Power Ltd. (Utilities) 48,416
3,035 Trent Ltd. (Consumer
Discretionary) 165,770
1,687 Tube Investments of India Ltd.
(Consumer Discretionary) 72,290
3,839 TVS Motor Co. Ltd. (Consumer
Discretionary) 100,228
1,925 UltraTech Cement Ltd.
(Materials) 228,670
24,818 Union Bank of India Ltd.
(Financials) 47,616
1,157 United Breweries Ltd.
(Consumer Staples) 25,787
4,978 United Spirits Ltd. (Consumer
Staples) 69,143
8,702 UPL Ltd. (Materials) 53,043
7,777 Varun Beverages Ltd.
(Consumer Staples) 132,935
577 Vedant Fashions Ltd.
(Consumer Discretionary) 7,212
18,724 Vedanta Ltd. (Materials) 100,943
135,611 Vodafone Idea Ltd.
(Communication Services)* 24,776
3,861 Voltas Ltd. (Industrials) 62,894
23,492 Wipro Ltd. (Information
Technology) 123,326
212,431 Yes Bank Ltd. (Financials)* 58,534
100,817 Zomato Ltd. (Consumer
Discretionary)* 216,378

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,231 Zydus Lifesciences Ltd. (Health
Care) $ 50,696
25,824,220
Indonesia – 0.5%
184,254 Adaro Energy Indonesia Tbk PT
(Energy) 31,408
103,841 Adaro Minerals Indonesia Tbk
PT (Materials)* 9,266
220,074 Amman Mineral Internasional
PT (Materials)* 163,532
132,150 Aneka Tambang Tbk (Materials) 11,914
337,977 Astra International Tbk PT
(Industrials) 89,226
876,234 Bank Central Asia Tbk PT
(Financials) 498,779
608,360 Bank Mandiri Persero Tbk PT
(Financials) 220,881
249,562 Bank Negara Indonesia Persero
Tbk PT (Financials) 67,574
1,176,474 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 314,209
423,789 Barito Pacific Tbk PT
(Materials) 27,774
261,468 Barito Renewables Energy Tbk
PT (Utilities) 132,343
114,981 Chandra Asri Pacific Tbk PT
(Materials) 64,920
122,071 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 39,063
355,413 Dayamitra Telekomunikasi PT
(Communication Services)* 13,342
12,624,114 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 50,496
7,189 Gudang Garam Tbk PT
(Consumer Staples) 8,273
42,804 Indah Kiat Pulp & Paper Tbk
PT (Materials)* 23,970
38,012 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 22,807
73,374 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 26,527
20,763 Indosat Tbk PT
(Communication Services)* 13,033
317,808 Kalbe Farma Tbk PT (Health
Care) 29,141
54,012 Mayora Indah Tbk PT
(Consumer Staples) 7,545
165,004 Merdeka Battery Materials Tbk
PT (Materials)* 6,803
204,790 Merdeka Copper Gold Tbk PT
(Materials)* 34,027
25,207 Pantai Indah Kapuk Dua Tbk
PT (Materials)* 7,950
320,879 Sarana Menara Nusantara Tbk
PT (Communication Services) 13,625
55,145 Semen Indonesia Persero Tbk
PT (Materials) 11,843
315,444 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 51,442
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
794,507 Telkom Indonesia Persero Tbk
PT (Communication Services) $ 141,789
124,872 Trimegah Bangun Persada Tbk
PT (Materials) 7,723
96,129 Unilever Indonesia Tbk PT
(Consumer Staples) 18,457
23,640 United Tractors Tbk PT
(Energy) 32,114
33,071 Vale Indonesia Tbk PT
(Materials)* 10,115
2,201,911
Ireland – 0.3%
3,022 AerCap Holdings NV
(Industrials) 280,170
25,839 AIB Group PLC (Financials) 146,425
17,667 Bank of Ireland Group PLC
(Financials) 201,670
2,626 Kerry Group PLC, Class A
(Consumer Staples) 221,791
2,563 Kingspan Group PLC
(Industrials) 245,407
4,331 Smurfit Kappa Group PLC
(Materials) 210,168
1,305,631
Israel – 0.5%
907 Airport City Ltd. (Real Estate)* 13,433
3,393 Amot Investments Ltd. (Real
Estate) 13,224
612 Azrieli Group Ltd. (Real Estate) 36,882
20,804 Bank Hapoalim BM
(Financials) 190,129
24,529 Bank Leumi Le-Israel BM
(Financials) 202,414
33,506 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 40,258
205 Big Shopping Centers Ltd.
(Real Estate)* 20,008
415 Camtek Ltd. (Information
Technology) 45,033
1,534 Check Point Software
Technologies Ltd. (Information
Technology)* 230,867
157 Delek Group Ltd. (Energy) 17,843
415 Elbit Systems Ltd. (Industrials) 78,420
4,076 Energix-Renewable Energies
Ltd. (Utilities) 16,785
1,942 Enlight Renewable Energy Ltd.
(Utilities)* 33,460
104 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 11,934
867 First International Bank Of
Israel Ltd. (The) (Financials) 35,097
1,140 Global-e Online Ltd. (Consumer
Discretionary)* 35,591
1,732 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 14,781

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
11,703 ICL Group Ltd. (Materials) $ 54,452
59 Israel Corp. Ltd. (Materials) 13,785
20,708 Israel Discount Bank Ltd., Class
A (Financials) 105,702
421 Melisron Ltd. (Real Estate) 27,770
9,806 Mivne Real Estate KD Ltd.
(Real Estate) 22,731
2,520 Mizrahi Tefahot Bank Ltd.
(Financials) 91,377
1,059 Nice Ltd. (Information
Technology)* 200,995
481 Nova Ltd. (Information
Technology)* 103,458
1,597 OPC Energy Ltd. (Utilities)* 12,320
2,739 Phoenix Holdings Ltd. (The)
(Financials) 26,077
1,251 Plus500 Ltd. (Financials) 35,614
2,230 Shapir Engineering and Industry
Ltd. (Industrials)* 11,263
786 Strauss Group Ltd. (Consumer
Staples) 12,860
18,656 Teva Pharmaceutical Industries
Ltd. (Health Care)* 307,899
1,841 Tower Semiconductor Ltd.
(Information Technology)* 68,438
918 Wix.com Ltd. (Information
Technology)* 147,890
2,278,790
Italy – 1.7%
26,029 A2A SpA (Utilities) 54,508
2,194 Amplifon SpA (Health Care) 80,624
17,184 Assicurazioni Generali SpA
(Financials)
(b)
440,257
3,397 Banca Mediolanum SpA
(Financials) 38,906
23,036 Banco BPM SpA (Financials) 165,152
8,198 Davide Campari-Milano NV
(Consumer Staples) 81,646
128,548 Enel SpA (Utilities) 928,857
35,508 Eni SpA (Energy) 558,785
2,185 Ferrari NV (Consumer
Discretionary) 895,207
10,213 FinecoBank Banca Fineco SpA
(Financials) 164,590
5,208 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
56,821
259,693 Intesa Sanpaolo SpA
(Financials) 1,016,614
6,703 Leonardo SpA (Industrials)* 171,514
10,122 Mediobanca Banca di Credito
Finanziario SpA (Financials) 159,552
3,248 Moncler SpA (Consumer
Discretionary) 215,934
8,135 Nexi SpA (Financials)*
(a)
53,783
4,219 Pirelli & C SpA (Consumer
Discretionary)
(a)
27,829
7,631 Poste Italiane SpA (Financials)
(a)
104,381
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
8,576 PRADA SpA (Consumer
Discretionary) $ 70,705
4,279 Prysmian SpA (Industrials) 278,810
1,634 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 85,855
2,939 Ryanair Holdings PLC ADR
(Industrials) 357,500
34,275 Snam SpA (Utilities) 161,822
574 Stevanato Group SpA (Health
Care) 11,664
180,308 Telecom Italia SpA
(Communication Services)*
(b)
47,370
100,904 Telecom Italia SpA-RSP
(Communication Services)* 28,897
23,486 Terna - Rete Elettrica Nazionale
(Utilities) 196,883
27,302 UniCredit SpA (Financials) 1,078,418
7,532,884
Japan – 15.7%
1,533 ABC-Mart, Inc. (Consumer
Discretionary) 29,481
5,966 Acom Co. Ltd. (Financials) 15,273
12,277 Advantest Corp. (Information
Technology) 415,080
13,105 Aeon Co. Ltd. (Consumer
Staples) 282,457
1,441 Aeon Mall Co. Ltd. (Real
Estate) 17,345
3,407 AGC, Inc. (Industrials) 118,962
3,383 Air Water, Inc. (Materials) 49,482
2,438 Aisin Corp. (Consumer
Discretionary) 90,588
8,756 Ajinomoto Co., Inc. (Consumer
Staples) 312,306
3,139 Alfresa Holdings Corp. (Health
Care) 44,215
5,654 Amada Co. Ltd. (Industrials) 63,720
7,478 ANA Holdings, Inc.
(Industrials) 142,379
7,966 Asahi Group Holdings Ltd.
(Consumer Staples) 291,023
3,571 Asahi Intecc Co. Ltd. (Health
Care) 51,402
22,724 Asahi Kasei Corp. (Materials) 148,220
2,824 Asics Corp. (Consumer
Discretionary) 156,345
29,897 Astellas Pharma, Inc. (Health
Care) 294,604
2,187 Azbil Corp. (Information
Technology) 60,344
9,704 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 176,734
2,161 BayCurrent Consulting, Inc.
(Industrials) 44,060
9,176 Bridgestone Corp. (Consumer
Discretionary) 399,401
4,208 Brother Industries Ltd.
(Information Technology) 80,789

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,299 Calbee, Inc. (Consumer Staples) $ 25,559
16,750 Canon, Inc. (Information
Technology) 485,195
5,600 Capcom Co. Ltd.
(Communication Services) 103,344
15,591 Central Japan Railway Co.
(Industrials) 348,341
12,235 Chiba Bank Ltd. (The)
(Financials) 116,281
12,116 Chubu Electric Power Co., Inc.
(Utilities) 167,039
10,704 Chugai Pharmaceutical Co. Ltd.
(Health Care) 325,660
2,349 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 27,392
18,767 Concordia Financial Group Ltd.
(Financials) 112,797
319 Cosmos Pharmaceutical Corp.
(Consumer Staples) 25,760
6,919 CyberAgent, Inc.
(Communication Services) 41,630
3,975 Dai Nippon Printing Co. Ltd.
(Industrials) 123,541
5,724 Daifuku Co. Ltd. (Industrials) 99,932
16,155 Dai-ichi Life Holdings, Inc.
(Financials) 432,493
32,076 Daiichi Sankyo Co. Ltd. (Health
Care) 1,138,566
4,552 Daikin Industries Ltd.
(Industrials) 664,645
1,004 Daito Trust Construction Co.
Ltd. (Real Estate) 106,057
10,375 Daiwa House Industry Co. Ltd.
(Real Estate) 275,641
37 Daiwa House REIT Investment
Corp. REIT (Real Estate) 58,580
23,944 Daiwa Securities Group, Inc.
(Financials) 188,023
29,811 Denso Corp. (Consumer
Discretionary) 482,417
3,329 Dentsu Group, Inc.
(Communication Services) 88,084
1,492 Disco Corp. (Information
Technology) 583,812
18,300 East Japan Railway Co.
(Industrials) 317,858
1,545 Ebara Corp. (Industrials) 112,671
4,732 Eisai Co. Ltd. (Health Care) 203,349
2,812 Electric Power Development Co.
Ltd. (Utilities) 47,232
46,557 ENEOS Holdings, Inc. (Energy) 240,095
15,744 FANUC Corp. (Industrials) 440,726
2,795 Fast Retailing Co. Ltd.
(Consumer Discretionary) 715,180
2,279 Fuji Electric Co. Ltd.
(Industrials) 135,541
15,351 FUJIFILM Holdings Corp.
(Information Technology) 349,621
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
31,810 Fujitsu Ltd. (Information
Technology) $ 459,200
3,063 Fukuoka Financial Group, Inc.
(Financials) 89,252
80 GLP J REIT (Real Estate) 66,435
735 GMO Payment Gateway, Inc.
(Financials) 31,707
3,661 Hakuhodo DY Holdings, Inc.
(Communication Services) 30,263
2,338 Hamamatsu Photonics KK
(Information Technology) 68,781
3,952 Hankyu Hanshin Holdings, Inc.
(Industrials) 103,688
4,262 Haseko Corp. (Consumer
Discretionary) 48,086
321 Hikari Tsushin, Inc. (Industrials) 52,579
490 Hirose Electric Co. Ltd.
(Information Technology) 54,567
1,729 Hitachi Construction Machinery
Co. Ltd. (Industrials) 46,761
15,339 Hitachi Ltd. (Industrials) 1,575,921
80,837 Honda Motor Co. Ltd.
(Consumer Discretionary) 910,249
1,811 Hoshizaki Corp. (Industrials) 64,882
5,799 Hoya Corp. (Health Care) 703,356
8,496 Hulic Co. Ltd. (Real Estate) 78,502
2,085 Ibiden Co. Ltd. (Information
Technology) 84,026
19,835 Idemitsu Kosan Co. Ltd.
(Energy) 135,435
2,453 IHI Corp. (Industrials) 63,188
2,676 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 36,476
14,109 Inpex Corp. (Energy) 217,590
5,672 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 117,703
10,106 Isuzu Motors Ltd. (Consumer
Discretionary) 134,858
930 Ito En Ltd. (Consumer Staples) 22,199
20,798 ITOCHU Corp. (Industrials) 980,707
4,173 J Front Retailing Co. Ltd.
(Consumer Discretionary) 40,470
7,187 Japan Airlines Co. Ltd.
(Industrials) 121,083
8,849 Japan Exchange Group, Inc.
(Financials) 207,563
117 Japan Metropolitan Fund Invest
REIT (Real Estate) 68,870
6,450 Japan Post Bank Co. Ltd.
(Financials) 63,743
35,355 Japan Post Holdings Co. Ltd.
(Financials) 340,850
3,055 Japan Post Insurance Co. Ltd.
(Financials) 58,730
18,548 Japan Tobacco, Inc. (Consumer
Staples) 525,475
8,868 JFE Holdings, Inc. (Materials) 134,195
3,767 JGC Holdings Corp.
(Industrials) 29,892

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
3,369 JSR Corp. (Materials)* $ 92,937
3,748 JTEKT Corp. (Consumer
Discretionary) 27,142
7,405 Kajima Corp. (Industrials) 125,274
12,270 Kansai Electric Power Co., Inc.
(The) (Utilities) 221,515
3,266 Kansai Paint Co. Ltd.
(Materials) 54,452
7,562 Kao Corp. (Consumer Staples) 331,459
2,616 Kawasaki Heavy Industries Ltd.
(Industrials) 99,383
6,339 Kawasaki Kisen Kaisha Ltd.
(Industrials) 94,049
25,785 KDDI Corp. (Communication
Services) 711,633
1,795 Keihan Holdings Co. Ltd.
(Industrials) 33,285
1,839 Keio Corp. (Industrials) 44,283
2,643 Keisei Electric Railway Co. Ltd.
(Industrials) 94,926
1,724 Kewpie Corp. (Consumer
Staples) 34,152
3,078 Keyence Corp. (Information
Technology) 1,384,605
12,865 Kikkoman Corp. (Consumer
Staples) 148,916
3,164 Kintetsu Group Holdings Co.
Ltd. (Industrials) 67,228
13,653 Kirin Holdings Co. Ltd.
(Consumer Staples) 188,967
848 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 29,296
2,365 Kobe Bussan Co. Ltd.
(Consumer Staples) 52,388
1,892 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 16,471
4,010 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 56,611
1,159 Kokusai Electric Corp.
(Information Technology) 31,714
15,002 Komatsu Ltd. (Industrials) 438,857
1,601 Konami Group Corp.
(Communication Services) 111,712
560 Kose Corp. (Consumer Staples) 36,990
17,791 Kubota Corp. (Industrials) 251,448
5,429 Kuraray Co. Ltd. (Materials) 66,003
1,882 Kurita Water Industries Ltd.
(Industrials) 80,480
22,276 Kyocera Corp. (Information
Technology) 253,173
4,163 Kyowa Kirin Co. Ltd. (Health
Care) 70,348
7,733 Kyushu Electric Power Co., Inc.
(Utilities) 90,127
2,352 Kyushu Railway Co.
(Industrials) 51,756
1,312 Lasertec Corp. (Information
Technology) 338,050
4,266 Lion Corp. (Consumer Staples) 34,259
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,658 Lixil Corp. (Industrials) $ 51,131
43,755 LY Corp. (Communication
Services) 103,829
6,843 M3, Inc. (Health Care) 66,364
4,083 Makita Corp. (Industrials) 120,376
28,068 Marubeni Corp. (Industrials) 546,553
2,975 Marui Group Co. Ltd.
(Financials) 44,215
5,946 MatsukiyoCocokara & Co.
(Consumer Staples) 83,924
9,630 Mazda Motor Corp. (Consumer
Discretionary) 101,573
1,428 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 58,521
17,708 Mebuki Financial Group, Inc.
(Financials) 70,969
3,071 Medipal Holdings Corp. (Health
Care) 45,182
4,437 MEIJI Holdings Co. Ltd.
(Consumer Staples) 99,303
6,481 MINEBEA MITSUMI, Inc.
(Industrials) 135,604
4,763 MISUMI Group, Inc.
(Industrials) 81,745
23,844 Mitsubishi Chemical Group
Corp. (Materials) 126,044
61,653 Mitsubishi Corp. (Industrials) 1,295,872
32,800 Mitsubishi Electric Corp.
(Industrials) 569,818
18,972 Mitsubishi Estate Co. Ltd. (Real
Estate) 318,665
3,032 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 56,860
13,931 Mitsubishi HC Capital, Inc.
(Financials) 92,241
54,120 Mitsubishi Heavy Industries
Ltd. (Industrials) 471,133
10,852 Mitsubishi Motors Corp.
(Consumer Discretionary) 30,185
191,391 Mitsubishi UFJ Financial
Group, Inc. (Financials) 2,019,322
24,213 Mitsui & Co. Ltd. (Industrials) 1,228,023
2,974 Mitsui Chemicals, Inc.
(Materials) 89,914
45,630 Mitsui Fudosan Co. Ltd. (Real
Estate) 418,276
6,048 Mitsui OSK Lines Ltd.
(Industrials) 199,515
42,236 Mizuho Financial Group, Inc.
(Financials) 863,830
4,132 MonotaRO Co. Ltd.
(Industrials) 43,596
21,360 MS&AD Insurance Group
Holdings, Inc. (Financials) 445,971
30,960 Murata Manufacturing Co. Ltd.
(Information Technology) 584,447
3,290 Nagoya Railroad Co. Ltd.
(Industrials) 37,695

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,251 NEC Corp. (Information
Technology) $ 314,473
7,459 Nexon Co. Ltd.
(Communication Services) 127,754
4,840 NGK Insulators Ltd.
(Industrials) 64,541
1,623 NH Foods Ltd. (Consumer
Staples) 49,750
2,123 Nichirei Corp. (Consumer
Staples) 48,027
8,028 NIDEC Corp. (Industrials) 400,672
5,450 Nikon Corp. (Consumer
Discretionary) 56,531
19,264 Nintendo Co. Ltd.
(Communication Services) 1,048,735
27 Nippon Building Fund, Inc.
REIT (Real Estate) 100,856
1,383 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 68,180
14,885 Nippon Paint Holdings Co. Ltd.
(Materials) 100,121
38 Nippon Prologis REIT, Inc.
REIT (Real Estate) 62,678
3,123 Nippon Sanso Holdings Corp.
(Materials) 92,113
14,286 Nippon Steel Corp. (Materials) 312,002
897,228 Nippon Telegraph & Telephone
Corp. (Communication
Services) 880,984
2,709 Nippon Television Holdings,
Inc. (Communication Services) 36,555
8,270 Nippon Yusen KK (Industrials) 262,343
2,185 Nissan Chemical Corp.
(Materials) 60,609
36,805 Nissan Motor Co. Ltd.
(Consumer Discretionary) 130,783
4,277 Nisshin Seifun Group, Inc.
(Consumer Staples) 47,956
3,051 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 76,845
3,215 Niterra Co. Ltd. (Consumer
Discretionary) 96,688
1,370 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 151,433
2,476 Nitto Denko Corp. (Materials) 188,995
50,459 Nomura Holdings, Inc.
(Financials) 305,204
1,728 Nomura Real Estate Holdings,
Inc. (Real Estate) 44,414
72 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 67,673
6,498 Nomura Research Institute Ltd.
(Information Technology) 173,837
8,127 NSK Ltd. (Industrials) 39,817
10,387 NTT Data Group Corp.
(Information Technology) 159,198
11,571 Obayashi Corp. (Industrials) 134,711
482 OBIC Business Consultants Co.
Ltd. (Information Technology) 19,321
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,089 Obic Co. Ltd. (Information
Technology) $ 141,128
5,312 Odakyu Electric Railway Co.
Ltd. (Industrials) 55,657
15,542 Oji Holdings Corp. (Materials) 62,704
20,986 Olympus Corp. (Health Care) 330,325
3,135 Omron Corp. (Information
Technology) 102,502
7,360 Ono Pharmaceutical Co. Ltd.
(Health Care) 106,551
1,252 Open House Group Co. Ltd.
(Consumer Discretionary) 36,091
557 Oracle Corp. Japan (Information
Technology) 39,450
18,435 Oriental Land Co. Ltd.
(Consumer Discretionary) 514,648
19,239 ORIX Corp. (Financials) 418,582
46 Orix JREIT, Inc. REIT (Real
Estate) 46,660
6,875 Osaka Gas Co. Ltd. (Utilities) 156,273
3,678 Otsuka Corp. (Information
Technology) 69,771
7,410 Otsuka Holdings Co. Ltd.
(Health Care) 305,274
6,394 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 164,260
37,177 Panasonic Holdings Corp.
(Consumer Discretionary) 327,305
30,813 Persol Holdings Co. Ltd.
(Industrials) 44,334
23,762 Rakuten Group, Inc. (Consumer
Discretionary)* 123,388
24,096 Recruit Holdings Co. Ltd.
(Industrials) 1,218,715
20,192 Renesas Electronics Corp.
(Information Technology) 377,255
39,724 Resona Holdings, Inc.
(Financials) 274,020
2,960 Resonac Holdings Corp.
(Materials) 65,399
9,469 Ricoh Co. Ltd. (Information
Technology) 84,570
1,823 Rinnai Corp. (Consumer
Discretionary) 43,723
5,877 Rohm Co. Ltd. (Information
Technology) 75,844
3,294 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 57,875
4,308 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 70,797
6,099 Santen Pharmaceutical Co. Ltd.
(Health Care) 63,185
4,040 SBI Holdings, Inc. (Financials) 104,429
1,560 SCREEN Holdings Co. Ltd.
(Information Technology) 148,957
2,399 SCSK Corp. (Information
Technology) 45,447
3,476 Secom Co. Ltd. (Industrials) 216,154

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,589 Sega Sammy Holdings, Inc.
(Consumer Discretionary) $ 36,435
3,732 Seibu Holdings, Inc.
(Industrials) 55,513
4,603 Seiko Epson Corp. (Information
Technology) 74,019
6,313 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 90,510
9,995 Sekisui House Ltd. (Consumer
Discretionary) 224,648
38,313 Seven & i Holdings Co. Ltd.
(Consumer Staples) 494,440
7,579 SG Holdings Co. Ltd.
(Industrials) 76,588
4,641 Sharp Corp. (Consumer
Discretionary)* 28,653
4,588 Shimadzu Corp. (Information
Technology) 118,769
790 Shimamura Co. Ltd. (Consumer
Discretionary) 37,855
1,314 Shimano, Inc. (Consumer
Discretionary) 214,812
9,074 Shimizu Corp. (Industrials) 50,219
32,804 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,222,231
1,066 Shinko Electric Industries Co.
Ltd. (Information Technology) 37,954
4,910 Shionogi & Co. Ltd. (Health
Care) 219,965
6,553 Shiseido Co. Ltd. (Consumer
Staples) 207,292
9,179 Shizuoka Financial Group, Inc.
(Financials) 94,772
943 SMC Corp. (Industrials) 472,925
46,793 SoftBank Corp.
(Communication Services) 562,040
16,325 SoftBank Group Corp.
(Communication Services) 939,328
5,926 Sohgo Security Services Co.
Ltd. (Industrials) 35,689
3,740 Sojitz Corp. (Industrials) 97,674
15,199 Sompo Holdings, Inc.
(Financials) 321,593
20,621 Sony Group Corp. (Consumer
Discretionary) 1,692,117
1,474 Square Enix Holdings Co. Ltd.
(Communication Services) 44,170
2,497 Stanley Electric Co. Ltd.
(Consumer Discretionary) 45,850
10,270 Subaru Corp. (Consumer
Discretionary) 228,738
1,713 Sugi Holdings Co. Ltd.
(Consumer Staples) 26,565
5,697 SUMCO Corp. (Information
Technology) 85,485
23,958 Sumitomo Chemical Co. Ltd.
(Materials) 49,137
19,703 Sumitomo Corp. (Industrials) 511,680
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
12,205 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) $ 197,624
2,721 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 93,952
1,918 Sumitomo Heavy Industries
Ltd. (Industrials) 51,995
4,289 Sumitomo Metal Mining Co.
Ltd. (Materials) 139,605
21,879 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,432,657
11,132 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 258,067
7,120 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 222,147
2,930 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 33,021
1,136 Sundrug Co. Ltd. (Consumer
Staples) 28,887
2,096 Suntory Beverage & Food Ltd.
(Consumer Staples) 76,707
26,572 Suzuki Motor Corp. (Consumer
Discretionary) 315,103
7,971 Sysmex Corp. (Health Care) 135,915
9,041 T&D Holdings, Inc. (Financials) 162,559
2,792 Taisei Corp. (Industrials) 106,016
2,054 Taiyo Yuden Co. Ltd.
(Information Technology) 43,225
25,562 Takeda Pharmaceutical Co. Ltd.
(Health Care) 678,801
2,253 TBS Holdings, Inc.
(Communication Services) 52,660
6,349 TDK Corp. (Information
Technology) 317,198
24,040 Terumo Corp. (Health Care) 408,456
2,052 THK Co. Ltd. (Industrials) 39,670
3,943 TIS, Inc. (Information
Technology) 72,000
3,495 Tobu Railway Co. Ltd.
(Industrials) 61,695
735 Toei Animation Co. Ltd.
(Communication Services) 11,151
1,802 Toho Co. Ltd. (Communication
Services) 56,911
7,720 Tohoku Electric Power Co., Inc.
(Utilities) 78,136
31,836 Tokio Marine Holdings, Inc.
(Financials) 1,099,861
2,744 Tokyo Century Corp.
(Financials) 25,328
24,943 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 149,139
7,570 Tokyo Electron Ltd.
(Information Technology) 1,620,027
6,912 Tokyo Gas Co. Ltd. (Utilities) 155,047
9,217 Tokyu Corp. (Industrials) 107,628
9,949 Tokyu Fudosan Holdings Corp.
(Real Estate) 68,756

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,351 TOPPAN Holdings, Inc.
(Industrials) $ 112,689
25,313 Toray Industries, Inc.
(Materials) 126,577
5,016 Tosoh Corp. (Materials) 63,616
2,556 TOTO Ltd. (Industrials) 63,776
1,528 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 109,973
1,217 Toyota Boshoku Corp.
(Consumer Discretionary) 17,735
2,780 Toyota Industries Corp.
(Industrials) 261,822
188,788 Toyota Motor Corp. (Consumer
Discretionary) 4,085,832
3,899 Toyota Tsusho Corp.
(Industrials) 236,677
2,214 Trend Micro, Inc. (Information
Technology) 99,721
632 Tsuruha Holdings, Inc.
(Consumer Staples) 37,410
6,917 Unicharm Corp. (Consumer
Staples) 222,328
52 United Urban Investment Corp.
REIT (Real Estate) 46,294
6,638 USS Co. Ltd. (Consumer
Discretionary) 51,724
1,538 Welcia Holdings Co. Ltd.
(Consumer Staples) 21,204
7,960 West Japan Railway Co.
(Industrials) 158,952
4,443 Yakult Honsha Co. Ltd.
(Consumer Staples) 80,890
10,864 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 30,446
2,714 Yamaha Corp. (Consumer
Discretionary) 61,639
15,354 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 149,734
5,157 Yamato Holdings Co. Ltd.
(Industrials) 59,136
2,217 Yamazaki Baking Co. Ltd.
(Consumer Staples) 48,771
4,382 Yaskawa Electric Corp.
(Industrials) 166,948
4,007 Yokogawa Electric Corp.
(Information Technology) 102,913
2,199 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 55,134
1,432 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 56,143
1,958 ZOZO, Inc. (Consumer
Discretionary) 45,827
70,785,732
Jordan – 0.0%
2,640 Hikma Pharmaceuticals PLC
(Health Care) 64,872
Kuwait – 0.2%
50,248 Agility Global PLC (Industrials) 17,237
Shares Description Value
a
Common Stocks – (continued)
Kuwait – (continued)
25,124 Agility Public Warehousing Co.
KSC (Industrials) $ 23,982
23,060 Boubyan Bank KSCP
(Financials) 43,498
38,520 Gulf Bank KSCP (Financials) 31,875
203,239 Kuwait Finance House KSCP
(Financials) 483,351
11,214 Mabanee Co KPSC (Real
Estate) 30,323
35,116 Mobile Telecommunications
Co. KSCP (Communication
Services) 51,253
131,191 National Bank of Kuwait SAKP
(Financials) 366,283
1,047,802
Luxembourg – 0.1%
7,676 ArcelorMittal (Materials) 201,327
2,170 Eurofins Scientific SE (Health
Care) 130,414
2,265 Reinet Investments SCA
(Financials) 56,953
388,694
Macau – 0.0%
31,122 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 149,178
40,591 Sands China Ltd. (Consumer
Discretionary)* 96,713
245,891
Mexico – 0.7%
539,088 America Movil SAB de CV,
Series B (Communication
Services) 496,934
7,805 Arca Continental SAB de CV
(Consumer Staples) 79,206
29,421 Becle SAB de CV (Consumer
Staples) 54,034
253,054 Cemex SAB de CV, Series CPO
(Materials)* 189,492
8,792 Coca-Cola Femsa SAB de CV
(Consumer Staples) 81,617
3,102 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 23,301
48,035 Fibra Uno Administracion SA
de CV REIT (Real Estate) 68,221
36,179 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 412,717
3,084 Fresnillo PLC (Materials) 24,325
3,026 Gruma SAB de CV, Class B
(Consumer Staples) 58,432
6,342 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 118,718
3,045 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 101,877
22,786 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 85,366

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
8,186 Grupo Carso SAB de CV, Series
A1 (Industrials) $ 62,911
7,564 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 55,687
865 Grupo Elektra SAB DE CV
(Financials) 55,764
48,270 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 456,758
32,788 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 87,654
52,282 Grupo Mexico SAB de CV,
Series B (Materials) 321,537
3,141 Industrias Penoles SAB de CV
(Materials)* 49,457
26,829 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 55,991
15,242 Orbia Advance Corp. SAB de
CV (Materials) 24,722
12,856 Prologis Property Mexico SA de
CV REIT (Real Estate) 52,054
83,396 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 311,950
3,328,725
Netherlands – 2.6%
503 Adyen NV (Financials)*
(a)
646,969
2,856 Akzo Nobel NV (Materials) 198,864
937 Argenx SE ADR (Health Care)* 347,646
770 ASM International NV
(Information Technology) 535,151
6,574 ASML Holding NV
(Information Technology) 6,214,672
1,665 EXOR NV (Financials) 185,994
1,855 Heineken Holding NV
(Consumer Staples) 151,236
4,811 Heineken NV (Consumer
Staples) 479,873
55,480 ING Groep NV (Financials) 985,589
16,064 Koninklijke Ahold Delhaize NV
(Consumer Staples) 497,712
55,398 Koninklijke KPN NV
(Communication Services) 207,123
13,658 Koninklijke Philips NV (Health
Care)* 368,899
12,866 Universal Music Group NV
(Communication Services) 399,187
4,153 Wolters Kluwer NV
(Industrials) 658,466
11,877,381
New Zealand – 0.2%
11,306 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 53,418
20,198 Auckland International Airport
Ltd. (Industrials) 96,795
12,977 Contact Energy Ltd. (Utilities) 73,512
9,184 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 166,458
13,505 Infratil Ltd. (Industrials) 87,953
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
1,386 Mainfreight Ltd. (Industrials) $ 58,800
10,916 Mercury NZ Ltd. (Utilities) 44,801
21,172 Meridian Energy Ltd. (Utilities) 87,935
30,575 Spark New Zealand Ltd.
(Communication Services) 78,429
2,127 Xero Ltd. (Information
Technology)* 190,966
939,067
Norway – 0.5%
370 Aker ASA, Class A (Industrials) 22,021
5,136 Aker BP ASA (Energy) 131,511
12,340 AutoStore Holdings Ltd.
(Industrials)*
(a)
17,391
14,875 DNB Bank ASA (Financials) 290,657
14,657 Equinor ASA (Energy) 422,687
2,393 Frontline PLC (Energy) 68,544
3,031 Gjensidige Forsikring ASA
(Financials) 53,020
1,399 Kongsberg Gruppen ASA
(Industrials) 120,096
4,215 Leroy Seafood Group ASA
(Consumer Staples) 18,471
7,411 Mowi ASA (Consumer Staples) 132,531
21,872 Norsk Hydro ASA (Materials) 147,708
13,309 Orkla ASA (Consumer Staples) 105,886
1,088 Salmar ASA (Consumer
Staples) 66,151
1,147 Schibsted ASA, Class A
(Communication Services) 33,203
1,597 Schibsted ASA, Class B
(Communication Services) 43,128
1,206 Seadrill Ltd. (Energy)* 60,693
2,847 SpareBank 1 SR-Bank ASA
(Financials) 36,762
7,276 Storebrand ASA (Financials) 78,569
10,777 Telenor ASA (Communication
Services) 125,611
3,905 TOMRA Systems ASA
(Industrials) 51,241
6,524 Var Energi ASA (Energy) 23,079
1,594 Wallenius Wilhelmsen ASA
(Industrials) 16,955
2,065,915
Philippines – 0.2%
4,150 Ayala Corp. (Industrials) 42,195
100,192 Ayala Land, Inc. (Real Estate) 44,943
33,114 Bank of the Philippine Islands
(Financials) 68,016
35,257 BDO Unibank, Inc. (Financials) 78,322
13,606 International Container
Terminal Services, Inc.
(Industrials) 79,423
50,084 JG Summit Holdings, Inc.
(Industrials) 26,531
7,494 Jollibee Foods Corp. (Consumer
Discretionary) 27,712
4,932 Manila Electric Co. (Utilities) 30,947

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
30,114 Metropolitan Bank & Trust Co.
(Financials) $ 31,931
1,447 PLDT, Inc. (Communication
Services) 36,595
8,183 SM Investments Corp.
(Industrials) 121,654
191,926 SM Prime Holdings, Inc. (Real
Estate) 88,387
14,589 Universal Robina Corp.
(Consumer Staples) 26,675
703,331
Poland – 0.3%
7,912 Allegro.eu SA (Consumer
Discretionary)*
(a)
75,915
2,953 Bank Pekao SA (Financials) 120,010
213 Budimex SA (Industrials) 40,441
1,157 CD Projekt SA (Communication
Services) 38,293
802 Dino Polska SA (Consumer
Staples)*
(a)
79,874
2,904 InPost SA (Industrials)* 52,049
2,284 KGHM Polska Miedz SA
(Materials) 88,007
19 LPP SA (Consumer
Discretionary) 83,683
219 mBank SA (Financials)* 34,822
9,737 ORLEN SA (Energy) 157,222
14,702 PGE Polska Grupa
Energetyczna SA (Utilities)* 25,296
14,357 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 216,467
9,513 Powszechny Zaklad
Ubezpieczen SA (Financials) 120,815
558 Santander Bank Polska SA
(Financials) 71,490
1,204,384
Portugal – 0.1%
122,613 Banco Comercial Portugues SA,
Class R (Financials)* 49,477
46,949 EDP – Energias de Portugal SA
(Utilities) 190,161
7,975 Galp Energia SGPS SA
(Energy) 167,223
4,601 Jeronimo Martins SGPS SA
(Consumer Staples) 102,794
3,356 Navigator Co. SA (The)
(Materials)* 14,624
524,279
Qatar – 0.2%
56,377 Commercial Bank PSQC (The)
(Financials) 60,078
29,214 Dukhan Bank (Financials) 28,428
33,260 Industries Qatar QSC
(Industrials) 105,507
115,459 Masraf Al Rayan QSC
(Financials) 73,030
72,659 Mesaieed Petrochemical
Holding Co. (Materials) 34,324
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
11,701 Ooredoo QPSC
(Communication Services) $ 30,289
8,146 Qatar Electricity & Water Co.
QSC (Utilities) 33,403
9,803 Qatar Fuel QSC (Energy) 36,213
59,127 Qatar Gas Transport Co. Ltd.
(Energy) 64,340
18,595 Qatar International Islamic
Bank QSC (Financials) 51,224
27,464 Qatar Islamic Bank (Financials) 129,739
74,326 Qatar National Bank QPSC
(Financials) 275,584
922,159
Saudi Arabia – 1.0%
2,231 ACWA Power Co. (Utilities) 239,356
6,207 Ades Holding Co. (Energy)* 29,887
2,133 Advanced Petrochemical Co.
(Materials)* 22,805
32,811 Al Rajhi Bank (Financials) 665,720
20,506 Alinma Bank (Financials) 167,298
4,116 Almarai Co. JSC (Consumer
Staples) 57,394
14,856 Arab National Bank (Financials) 78,029
422 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 29,703
10,253 Bank AlBilad (Financials) 88,706
8,367 Bank Al-Jazira (Financials)* 33,462
9,887 Banque Saudi Fransi
(Financials) 88,307
1,241 Bupa Arabia for Cooperative
Insurance Co. (Financials) 76,431
1,230 Co. for Cooperative Insurance
(The) (Financials) 43,091
1,416 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 101,253
442 Elm Co. (Information
Technology) 93,899
6,316 Etihad Etisalat Co.
(Communication Services) 78,725
9,843 Jarir Marketing Co. (Consumer
Discretionary) 33,381
1,590 Mouwasat Medical Services Co.
(Health Care) 45,359
653 Nahdi Medical Co. (Consumer
Staples) 22,807
6,994 Rabigh Refining &
Petrochemical Co. (Energy)* 12,755
24,608 Riyad Bank (Financials) 160,086
3,905 SABIC Agri-Nutrients Co.
(Materials) 110,361
6,016 Sahara International
Petrochemical Co. (Materials) 47,878
400 SAL Saudi Logistics Services
(Industrials) 27,131
20,277 Saudi Arabian Mining Co.
(Materials)* 249,766

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
73,326 Saudi Arabian Oil Co.
(Energy)
(a)
$ 566,949
847 Saudi Aramco Base Oil Co.
(Materials) 29,402
16,762 Saudi Awwal Bank (Financials) 171,164
15,066 Saudi Basic Industries Corp.
(Materials) 305,281
13,085 Saudi Electricity Co. (Utilities) 58,331
6,192 Saudi Industrial Investment
Group (Materials) 35,362
12,304 Saudi Kayan Petrochemical Co.
(Materials)* 26,145
49,217 Saudi National Bank (The)
(Financials) 444,183
536 Saudi Research & Media Group
(Communication Services)* 29,182
803 Saudi Tadawul Group Holding
Co. (Financials) 50,398
30,133 Saudi Telecom Co.
(Communication Services) 289,223
4,380 Savola Group (The) (Consumer
Staples)* 50,390
4,613 Yanbu National Petrochemical
Co. (Materials) 44,522
4,704,122
Singapore – 1.0%
59,428 CapitaLand Ascendas REIT
REIT (Real Estate) 114,750
76,057 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 110,285
40,182 CapitaLand Investment Ltd.
(Real Estate) 79,074
7,384 City Developments Ltd. (Real
Estate) 30,646
33,660 DBS Group Holdings Ltd.
(Financials) 896,222
46,751 Frasers Logistics & Commercial
Trust REIT (Real Estate) 34,241
94,913 Genting Singapore Ltd.
(Consumer Discretionary) 63,898
40,279 Grab Holdings Ltd., Class A
(Industrials)* 147,824
3,813 Hafnia Ltd. (Energy) 33,386
1,587 Jardine Cycle & Carriage Ltd.
(Industrials) 30,221
23,214 Keppel Ltd. (Industrials) 115,409
34,395 Mapletree Industrial Trust REIT
(Real Estate) 55,981
55,654 Mapletree Logistics Trust REIT
(Real Estate) 54,760
38,421 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 34,677
14,065 Olam Group Ltd. (Consumer
Staples) 11,862
53,753 Oversea-Chinese Banking Corp.
Ltd. (Financials) 577,019
14,543 SATS Ltd. (Industrials)* 29,910
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
6,090 Sea Ltd. ADR (Communication
Services)* $ 411,197
54,026 Seatrium Ltd. (Industrials)* 70,345
15,007 Sembcorp Industries Ltd.
(Utilities) 56,511
22,166 Singapore Airlines Ltd.
(Industrials) 111,019
13,693 Singapore Exchange Ltd.
(Financials) 96,845
25,414 Singapore Technologies
Engineering Ltd. (Industrials) 78,590
119,569 Singapore Telecommunications
Ltd. (Communication Services) 219,376
10,890 STMicroelectronics NV
(Information Technology) 447,529
22,386 United Overseas Bank Ltd.
(Financials) 509,924
8,793 UOL Group Ltd. (Real Estate) 35,063
4,524 Venture Corp. Ltd. (Information
Technology) 46,923
4,503,487
South Africa – 0.8%
12,843 Absa Group Ltd. (Financials) 101,755
932 Anglo American Platinum Ltd.
(Materials) 30,224
19,328 Anglo American PLC
(Materials) 618,533
6,005 Aspen Pharmacare Holdings
Ltd. (Health Care) 74,111
5,591 Bid Corp. Ltd. (Consumer
Staples) 123,488
5,680 Bidvest Group Ltd. (The)
(Industrials) 74,100
1,631 Capitec Bank Holdings Ltd.
(Financials) 184,510
4,049 Clicks Group Ltd. (Consumer
Staples) 63,605
8,901 Discovery Ltd. (Financials) 51,858
4,033 Exxaro Resources Ltd. (Energy) 38,864
83,763 FirstRand Ltd. (Financials) 289,183
14,726 Gold Fields Ltd. (Materials) 228,921
9,053 Harmony Gold Mining Co. Ltd.
(Materials) 82,180
14,566 Impala Platinum Holdings Ltd.
(Materials) 74,433
3,522 Investec Ltd. (Financials) 23,017
938 Kumba Iron Ore Ltd.
(Materials) 24,425
28,146 MTN Group Ltd.
(Communication Services) 122,675
4,858 MultiChoice Group
(Communication Services)* 29,041
3,006 Naspers Ltd., Class N
(Consumer Discretionary) 595,265
7,298 Nedbank Group Ltd.
(Financials) 88,564
5,506 Northam Platinum Holdings
Ltd. (Materials) 37,936
81,584 Old Mutual Ltd. (Financials) 46,062

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
14,144 OUTsurance Group Ltd.
(Financials) $ 30,087
26,759 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
24,133
8,490 Remgro Ltd. (Financials) 54,428
27,529 Sanlam Ltd. (Financials) 103,580
9,727 Sasol Ltd. (Materials) 64,115
7,935 Shoprite Holdings Ltd.
(Consumer Staples) 105,234
46,829 Sibanye Stillwater Ltd.
(Materials) 58,724
22,611 Standard Bank Group Ltd.
(Financials) 215,187
9,913 Vodacom Group Ltd.
(Communication Services) 48,677
14,992 Woolworths Holdings Ltd.
(Consumer Discretionary) 43,358
3,750,273
South Korea – 3.2%
598 Alteogen, Inc. (Health Care)* 80,292
487 Amorepacific Corp. (Consumer
Staples) 68,308
395 AMOREPACIFIC Group
(Consumer Staples) 10,912
122 BGF retail Co. Ltd. (Consumer
Staples) 10,265
4,516 BNK Financial Group, Inc.
(Financials) 27,561
292 Celltrion Pharm, Inc. (Health
Care)* 18,812
2,571 Celltrion, Inc. (Health Care) 327,189
1,073 Cheil Worldwide, Inc.
(Communication Services) 14,484
131 CJ CheilJedang Corp.
(Consumer Staples) 33,068
206 CJ Corp. (Industrials) 20,517
161 CJ ENM Co. Ltd.
(Communication Services)* 10,407
141 CJ Logistics Corp. (Industrials) 10,561
382 CosmoAM&T Co. Ltd.
(Information Technology)* 42,765
905 Coway Co. Ltd. (Consumer
Discretionary) 36,865
362 CS Wind Corp. (Industrials) 13,805
3,129 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 8,260
593 DB HiTek Co. Ltd. (Information
Technology) 17,367
730 DB Insurance Co. Ltd.
(Financials) 54,570
3,345 Delivery Hero SE (Consumer
Discretionary)*
(a)
101,351
444 DL E&C Co. Ltd. (Industrials) 10,903
504 Dongsuh Cos., Inc. (Consumer
Staples) 6,825
820 Doosan Bobcat, Inc.
(Industrials) 34,173
109 Doosan Co. Ltd. (Industrials) 16,218
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
7,186 Doosan Enerbility Co. Ltd.
(Industrials)* $ 107,955
633 Doosan Fuel Cell Co. Ltd.
(Industrials)* 11,201
767 Ecopro BM Co. Ltd.
(Industrials)* 105,975
1,625 Ecopro Co. Ltd. (Industrials)* 110,794
405 Ecopro Materials Co. Ltd.
(Industrials)* 23,226
296 E-MART, Inc. (Consumer
Staples) 13,105
179 Enchem Co. Ltd. (Materials)* 37,945
242 F&F Co. Ltd. (Consumer
Discretionary) 11,711
733 Fila Holdings Corp. (Consumer
Discretionary) 20,859
85 Green Cross Corp. (Health
Care) 7,042
748 GS Holdings Corp. (Industrials) 23,555
653 GS Retail Co. Ltd. (Consumer
Staples) 9,352
4,827 Hana Financial Group, Inc.
(Financials) 215,107
416 Hanjin Kal Corp. (Industrials) 19,139
1,146 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 36,295
107 Hanmi Pharm Co. Ltd. (Health
Care) 21,909
304 Hanmi Science Co. Ltd. (Health
Care) 6,927
708 Hanmi Semiconductor Co. Ltd.
(Information Technology) 82,686
2,515 Hanon Systems (Consumer
Discretionary) 9,101
154 Hansol Chemical Co. Ltd.
(Materials) 21,078
559 Hanwha Aerospace Co. Ltd.
(Industrials) 82,767
560 Hanwha Corp. (Industrials) 10,941
4,277 Hanwha Life Insurance Co. Ltd.
(Financials) 8,665
2,369 Hanwha Ocean Co. Ltd.
(Industrials)* 50,817
1,742 Hanwha Solutions Corp.
(Materials) 39,569
982 Hanwha Systems Co. Ltd.
(Industrials) 12,377
703 HD Hyundai Co. Ltd. (Energy) 34,882
354 HD Hyundai Electric Co. Ltd.
(Industrials) 76,959
319 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 29,652
1,969 HD Hyundai Infracore Co. Ltd.
(Industrials)* 11,818
381 HD HYUNDAI MIPO
(Industrials)* 19,868
746 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 70,260

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
492 Hite Jinro Co. Ltd. (Consumer
Staples) $ 7,143
503 HL Mando Co. Ltd. (Consumer
Discretionary) 15,767
1,945 HLB, Inc. (Health Care)* 85,973
4,065 HMM Co. Ltd. (Industrials) 52,847
509 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 20,918
96 Hugel, Inc. (Health Care)* 13,243
300 HYBE Co. Ltd.
(Communication Services) 43,335
39 Hyosung Advanced Materials
Corp. (Materials) 10,478
38 Hyosung TNC Corp. (Materials) 11,019
104 Hyundai Autoever Corp.
(Information Technology) 11,117
330 Hyundai Elevator Co. Ltd.
(Industrials) 9,570
1,213 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 29,086
312 Hyundai Glovis Co. Ltd.
(Industrials) 40,449
971 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 23,003
1,044 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 161,741
2,268 Hyundai Motor Co. (Consumer
Discretionary) 414,434
1,210 Hyundai Rotem Co. Ltd.
(Industrials) 31,418
1,399 Hyundai Steel Co. (Materials) 29,959
4,187 Industrial Bank of Korea
(Financials) 41,611
461 JYP Entertainment Corp.
(Communication Services) 19,345
5,055 Kakao Corp. (Communication
Services) 158,089
633 Kakao Games Corp.
(Communication Services)* 9,761
3,577 KakaoBank Corp. (Financials) 57,483
364 Kakaopay Corp. (Financials)* 8,150
1,915 Kangwon Land, Inc. (Consumer
Discretionary) 20,622
6,249 KB Financial Group, Inc.
(Financials) 358,362
65 KCC Corp. (Materials) 13,802
203 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 10,249
341 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 9,150
4,137 Kia Corp. (Consumer
Discretionary) 351,685
220 KIWOOM Securities Co. Ltd.
(Financials) 21,260
1,175 Korea Aerospace Industries Ltd.
(Industrials) 43,960
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,299 Korea Electric Power Corp.
(Utilities)* $ 60,392
435 Korea Gas Corp. (Utilities)* 9,363
690 Korea Investment Holdings Co.
Ltd. (Financials) 32,493
153 Korea Zinc Co. Ltd. (Materials) 58,236
3,081 Korean Air Lines Co. Ltd.
(Industrials) 46,397
480 Krafton, Inc. (Communication
Services)* 86,671
1,071 KT Corp. (Communication
Services) 28,311
1,879 KT&G Corp. (Consumer
Staples) 113,319
492 Kum Yang Co. Ltd. (Materials)* 29,601
275 Kumho Petrochemical Co. Ltd.
(Materials) 29,277
413 L&F Co. Ltd. (Industrials)* 46,653
166 LEENO Industrial, Inc.
(Information Technology) 32,132
787 LG Chem Ltd. (Materials) 199,798
1,490 LG Corp. (Industrials) 87,492
3,719 LG Display Co. Ltd.
(Information Technology)* 26,673
1,803 LG Electronics, Inc. (Consumer
Discretionary) 136,473
678 LG Energy Solution Ltd.
(Industrials)* 162,087
156 LG H&H Co. Ltd. (Consumer
Staples) 47,041
235 LG Innotek Co. Ltd.
(Information Technology) 42,093
3,582 LG Uplus Corp.
(Communication Services) 24,966
304 Lotte Chemical Corp.
(Materials) 24,833
425 Lotte Corp. (Industrials) 8,027
339 Lotte Energy Materials Corp.
(Information Technology) 11,655
172 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 8,187
269 LS Corp. (Industrials) 33,048
1,750 Meritz Financial Group, Inc.
(Financials) 97,198
4,135 Mirae Asset Securities Co. Ltd.
(Financials) 21,533
2,273 NAVER Corp. (Communication
Services) 279,415
229 NCSoft Corp. (Communication
Services) 31,475
339 Netmarble Corp.
(Communication Services)*
(a)
14,740
2,069 NH Investment & Securities Co.
Ltd. (Financials) 18,351
50 NongShim Co. Ltd. (Consumer
Staples) 16,594
199 OCI Holdings Co. Ltd.
(Materials) 13,927
372 Orion Corp. (Consumer Staples) 24,638

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
3,798 Pan Ocean Co. Ltd. (Industrials) $ 11,809
462 Pearl Abyss Corp.
(Communication Services)* 13,831
853 Posco DX Co. Ltd. (Information
Technology) 21,779
474 POSCO Future M Co. Ltd.
(Industrials) 85,759
1,193 POSCO Holdings, Inc.
(Materials) 317,950
858 Posco International Corp.
(Industrials) 26,678
281 S-1 Corp. (Industrials) 12,908
295 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
155,538
1,351 Samsung C&T Corp.
(Industrials) 131,826
368 Samsung Card Co. Ltd.
(Financials) 10,765
2,597 Samsung E&A Co. Ltd.
(Industrials)* 43,891
919 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 102,882
80,666 Samsung Electronics Co. Ltd.
(Information Technology) 4,282,222
520 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 130,887
10,844 Samsung Heavy Industries Co.
Ltd. (Industrials)* 71,742
1,269 Samsung Life Insurance Co.
Ltd. (Financials) 77,265
859 Samsung SDI Co. Ltd.
(Information Technology) 232,347
608 Samsung SDS Co. Ltd.
(Information Technology) 67,275
1,039 Samsung Securities Co. Ltd.
(Financials) 27,090
568 SD Biosensor, Inc. (Health
Care)* 4,119
7,542 Shinhan Financial Group Co.
Ltd. (Financials) 256,838
110 Shinsegae, Inc. (Consumer
Discretionary) 12,966
468 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 28,867
398 SK Bioscience Co. Ltd. (Health
Care)* 14,862
9,001 SK Hynix, Inc. (Information
Technology) 1,229,995
448 SK IE Technology Co. Ltd.
(Industrials)*
(a)
13,962
953 SK Innovation Co. Ltd.
(Energy)* 68,831
1,655 SK Square Co. Ltd.
(Industrials)* 92,758
893 SK Telecom Co. Ltd.
(Communication Services) 32,894
597 SK, Inc. (Industrials) 75,975
309 SKC Co. Ltd. (Materials)* 31,066
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
689 S-Oil Corp. (Energy) $ 33,939
66 Soulbrain Co. Ltd. (Materials) 15,707
185 Studio Dragon Corp.
(Communication Services)* 6,013
287 Wemade Co. Ltd.
(Communication Services)* 8,851
497 WONIK IPS Co. Ltd.
(Information Technology)* 12,707
10,868 Woori Financial Group, Inc.
(Financials) 111,227
915 Yuhan Corp. (Health Care) 45,467
14,278,621
Spain – 1.6%
3,415 ACS Actividades de
Construccion y Servicios SA
(Industrials) 152,445
1,230 Aena SME SA (Industrials)
(a)
239,818
7,521 Amadeus IT Group SA
(Consumer Discretionary) 533,488
97,183 Banco Bilbao Vizcaya
Argentaria SA (Financials) 1,048,689
265,022 Banco Santander SA
(Financials) 1,390,925
63,196 CaixaBank SA (Financials) 361,552
9,530 Cellnex Telecom SA
(Communication Services)*
(a)
346,894
4,935 EDP Renovaveis SA (Utilities) 78,862
5,294 Endesa SA (Utilities) 105,173
96,760 Iberdrola SA (Utilities) 1,271,017
18,496 Industria de Diseno Textil SA
(Consumer Discretionary) 874,653
2,091 Naturgy Energy Group SA
(Utilities) 56,023
6,761 Redeia Corp. SA (Utilities) 121,399
21,372 Repsol SA (Energy) 348,486
86,470 Telefonica SA (Communication
Services) 402,241
7,331,665
Sweden – 2.2%
2,938 AAK AB (Consumer Staples) 82,241
3,997 AddTech AB, Class B
(Industrials) 94,251
4,720 Alfa Laval AB (Industrials) 217,752
16,253 Assa Abloy AB, Class B
(Industrials) 474,739
42,374 Atlas Copco AB, Class A
(Industrials) 809,027
25,176 Atlas Copco AB, Class B
(Industrials) 414,725
1,983 Avanza Bank Holding AB
(Financials)
(b)
51,662
1,813 Axfood AB (Consumer Staples) 48,043
6,254 Beijer Ref AB (Industrials) 101,179
4,498 Boliden AB (Materials) 156,873
6,803 Castellum AB (Real Estate)* 84,446
5,797 Elekta AB, Class B (Health
Care) 47,485

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
13,604 Embracer Group AB
(Communication Services)*
(b)
$ 33,864
10,396 Epiroc AB, Class A (Industrials) 216,180
6,311 Epiroc AB, Class B (Industrials) 117,853
8,655 EQT AB (Financials) 261,694
10,086 Essity AB, Class B (Consumer
Staples) 258,451
2,991 Evolution AB (Consumer
Discretionary)
(a)
320,793
3,715 Fabege AB (Real Estate) 31,561
11,000 Fastighets AB Balder, Class B
(Real Estate)* 73,904
3,640 Getinge AB, Class B (Health
Care) 64,721
10,255 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) 180,973
32,289 Hexagon AB, Class B
(Information Technology) 353,677
1,517 Holmen AB, Class B (Materials) 63,379
6,421 Husqvarna AB, Class B
(Industrials) 52,932
1,958 Industrivarden AB, Class A
(Financials) 69,442
2,160 Industrivarden AB, Class C
(Financials) 75,600
4,471 Indutrade AB (Industrials) 114,951
2,256 Investment AB Latour, Class B
(Industrials) 62,614
8,029 Investor AB, Class A
(Financials) 215,436
30,363 Investor AB, Class B
(Financials) 821,059
3,982 Kinnevik AB, Class B
(Financials)* 45,983
753 L E Lundbergforetagen AB,
Class B (Financials) 38,161
3,769 Lifco AB, Class B (Industrials) 99,554
24,687 Nibe Industrier AB, Class B
(Industrials)
(b)
125,299
5,152 Saab AB, Class B (Industrials) 124,132
3,401 Sagax AB, Class B (Real Estate) 89,445
17,517 Sandvik AB (Industrials) 383,911
8,404 Securitas AB, Class B
(Industrials)
(b)
86,140
26,540 Skandinaviska Enskilda Banken
AB, Class A (Financials) 376,378
5,544 Skanska AB, Class B
(Industrials) 97,652
6,241 SKF AB, Class B (Industrials) 136,069
3,686 SSAB AB, Class A (Materials) 21,393
10,616 SSAB AB, Class B (Materials) 61,371
9,999 Svenska Cellulosa AB SCA,
Class B (Materials) 152,925
24,512 Svenska Handelsbanken AB,
Class A (Financials) 229,896
554 Svenska Handelsbanken AB,
Class B (Financials) 6,389
3,026 Sweco AB, Class B (Industrials) 42,295
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
16,678 Swedbank AB, Class A
(Financials) $ 345,859
3,889 Swedish Orphan Biovitrum AB
(Health Care)* 104,424
9,250 Tele2 AB, Class B
(Communication Services) 90,238
48,711 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 299,106
37,730 Telia Co. AB (Communication
Services) 97,758
1,768 Thule Group AB (Consumer
Discretionary)
(a)
53,121
3,504 Trelleborg AB, Class B
(Industrials) 136,266
3,179 Volvo AB, Class A (Industrials) 86,085
24,988 Volvo AB, Class B (Industrials) 670,009
7,945 Volvo Car AB, Class B
(Consumer Discretionary)* 26,534
9,997,900
Switzerland – 3.2%
27,063 ABB Ltd. (Industrials) 1,481,918
8,229 Alcon, Inc. (Health Care) 732,825
8,775 Cie Financiere Richemont SA
(Consumer Discretionary) 1,401,140
4,398 DSM-Firmenich AG (Materials) 504,423
553 Geberit AG (Industrials) 337,384
154 Givaudan SA (Materials) 723,270
857 Kuehne + Nagel International
AG (Industrials) 242,713
1,241 Lonza Group AG (Health Care) 669,093
31,663 Novartis AG (Health Care) 3,270,012
361 Partners Group Holding AG
(Financials) 482,587
331 Schindler Holding AG
(Industrials) 83,654
681 Schindler Holding AG
Participation Certificates
(Industrials) 176,336
2,483 SGS SA (Industrials) 231,194
2,533 Sika AG (Materials) 766,231
1,783 Straumann Holding AG (Health
Care) 231,238
471 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 100,841
883 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 36,802
425 Swisscom AG (Communication
Services) 234,700
54,874 UBS Group AG (Financials) 1,732,927
2,427 Zurich Insurance Group AG
(Financials) 1,274,367
14,713,655
Taiwan – 5.1%
8,453 Accton Technology Corp.
(Information Technology) 131,515

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
49,017 Acer, Inc. (Information
Technology) $ 80,046
7,212 Advantech Co. Ltd.
(Information Technology) 78,590
1,200 Alchip Technologies Ltd.
(Information Technology) 106,316
61,689 ASE Technology Holding Co.
Ltd. (Information Technology) 298,980
43,014 Asia Cement Corp. (Materials) 55,172
4,978 Asia Vital Components Co. Ltd.
(Information Technology) 118,173
504 ASMedia Technology, Inc.
(Information Technology) 31,117
502 ASPEED Technology, Inc.
(Information Technology) 56,485
11,746 Asustek Computer, Inc.
(Information Technology) 186,013
96,683 AUO Corp. (Information
Technology)* 53,126
10,927 Catcher Technology Co. Ltd.
(Information Technology) 75,727
173,699 Cathay Financial Holding Co.
Ltd. (Financials)* 301,349
25,299 Chailease Holding Co. Ltd.
(Financials) 118,709
98,467 Chang Hwa Commercial Bank
Ltd. (Financials) 55,322
36,203 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 67,949
10,030 Chicony Electronics Co. Ltd.
(Information Technology) 57,745
47,819 China Airlines Ltd. (Industrials) 33,066
271,552 China Development Financial
Holding Corp. (Financials)* 118,197
203,798 China Steel Corp. (Materials) 149,417
6,740 Chroma ATE, Inc. (Information
Technology) 59,298
63,633 Chunghwa Telecom Co. Ltd.
(Communication Services) 251,436
66,693 Compal Electronics, Inc.
(Information Technology) 76,279
304,367 CTBC Financial Holding Co.
Ltd. (Financials) 332,611
32,161 Delta Electronics, Inc.
(Information Technology) 322,662
15,090 E Ink Holdings, Inc.
(Information Technology) 102,249
251,696 E.Sun Financial Holding Co.
Ltd. (Financials) 222,217
3,776 Eclat Textile Co. Ltd.
(Consumer Discretionary) 56,534
4,897 Elite Material Co. Ltd.
(Information Technology) 61,753
1,028 eMemory Technology, Inc.
(Information Technology) 69,815
44,880 Eva Airways Corp. (Industrials) 49,599
16,829 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 109,357
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
50,064 Far Eastern New Century Corp.
(Industrials) $ 52,237
26,729 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 68,898
10,669 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 50,885
181,174 First Financial Holding Co. Ltd.
(Financials) 153,803
74,266 Formosa Chemicals & Fibre
Corp. (Materials) 121,278
23,218 Formosa Petrochemical Corp.
(Energy) 48,308
90,654 Formosa Plastics Corp.
(Materials) 182,741
1,547 Formosa Sumco Technology
Corp. (Information Technology) 8,095
3,034 Fortune Electric Co. Ltd.
(Industrials) 66,873
16,501 Foxconn Technology Co. Ltd.
(Information Technology) 37,236
140,987 Fubon Financial Holding Co.
Ltd. (Financials) 319,456
5,373 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 36,075
9,023 Gigabyte Technology Co. Ltd.
(Information Technology) 88,575
1,461 Global Unichip Corp.
(Information Technology) 65,622
3,531 Globalwafers Co. Ltd.
(Information Technology) 57,444
5,407 Gold Circuit Electronics Ltd.
(Information Technology)* 33,216
29,526 Highwealth Construction Corp.
(Real Estate) 41,745
4,642 Hiwin Technologies Corp.
(Industrials) 31,884
199,860 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,061,182
5,357 Hotai Motor Co. Ltd.
(Consumer Discretionary) 101,537
166,789 Hua Nan Financial Holdings
Co. Ltd. (Financials) 128,719
142,090 Innolux Corp. (Information
Technology)* 61,189
2,112 International Games System Co.
Ltd. (Communication Services) 65,849
52,507 Inventec Corp. (Information
Technology) 86,717
1,705 Jentech Precision Industrial Co.
Ltd. (Information Technology) 54,475
1,291 King Slide Works Co. Ltd.
(Information Technology) 44,835
18,619 King Yuan Electronics Co. Ltd.
(Information Technology) 50,694
1,594 Largan Precision Co. Ltd.
(Information Technology) 111,945
37,243 Lite-On Technology Corp.
(Information Technology) 123,592

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,497 Lotes Co. Ltd. (Information
Technology) $ 74,171
29,193 Macronix International Co. Ltd.
(Information Technology) 24,467
25,183 MediaTek, Inc. (Information
Technology) 960,085
180,488 Mega Financial Holding Co.
Ltd. (Financials) 217,573
3,650 Merida Industry Co. Ltd.
(Consumer Discretionary) 25,803
11,913 Micro-Star International Co.
Ltd. (Information Technology) 70,425
1,312 momo.com, Inc. (Consumer
Discretionary) 17,780
93,851 Nan Ya Plastics Corp.
(Materials) 154,130
3,573 Nan Ya Printed Circuit Board
Corp. (Information Technology) 21,563
19,376 Nanya Technology Corp.
(Information Technology) 38,580
3,158 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 34,218
9,479 Novatek Microelectronics Corp.
(Information Technology) 173,521
5,171 Oneness Biotech Co. Ltd.
(Health Care) 24,024
32,423 Pegatron Corp. (Information
Technology) 106,095
4,150 PharmaEssentia Corp. (Health
Care)* 53,422
2,772 Phison Electronics Corp.
(Information Technology) 50,915
4,713 Polaris Group (Health Care)* 10,475
38,490 Pou Chen Corp. (Consumer
Discretionary) 44,497
50,485 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 38,806
11,115 Powertech Technology, Inc.
(Information Technology) 61,075
9,203 President Chain Store Corp.
(Consumer Staples) 76,706
39,541 Quanta Computer, Inc.
(Information Technology) 334,452
7,600 Realtek Semiconductor Corp.
(Information Technology) 127,394
29,559 Ruentex Development Co. Ltd.
(Real Estate)* 40,697
11,815 Ruentex Industries Ltd.
(Consumer Discretionary)* 24,911
76,072 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 108,141
4,464 Shihlin Electric & Engineering
Corp. (Industrials) 32,039
223,280 Shin Kong Financial Holding
Co. Ltd. (Financials)* 65,135
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
8,890 Sino-American Silicon
Products, Inc. (Information
Technology) $ 57,219
180,442 SinoPac Financial Holdings Co.
Ltd. (Financials) 128,394
21,118 Synnex Technology
International Corp. (Information
Technology) 55,021
31,688 TA Chen Stainless Pipe
(Materials) 37,514
217,987 Taishin Financial Holding Co.
Ltd. (Financials) 123,818
103,786 Taiwan Business Bank
(Financials) 54,145
103,877 Taiwan Cement Corp.
(Materials) 105,820
178,047 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 140,430
11,241 Taiwan Fertilizer Co. Ltd.
(Materials) 22,139
34,803 Taiwan High Speed Rail Corp.
(Industrials) 32,231
28,867 Taiwan Mobile Co. Ltd.
(Communication Services) 94,013
398,847 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 10,108,458
34,112 Tatung Co. Ltd. (Industrials)* 57,074
29,120 Teco Electric and Machinery
Co. Ltd. (Industrials) 50,520
8,208 Tripod Technology Corp.
(Information Technology) 53,717
21,845 Unimicron Technology Corp.
(Information Technology) 123,069
79,234 Uni-President Enterprises Corp.
(Consumer Staples) 195,676
193,171 United Microelectronics Corp.
(Information Technology) 327,974
15,000 Vanguard International
Semiconductor Corp.
(Information Technology) 49,778
1,537 VisEra Technologies Co. Ltd.
(Information Technology) 13,095
1,183 Voltronic Power Technology
Corp. (Industrials) 61,900
46,798 Walsin Lihwa Corp.
(Industrials) 53,380
6,392 Walsin Technology Corp.
(Information Technology) 22,593
23,482 Wan Hai Lines Ltd. (Industrials) 57,774
5,857 Win Semiconductors Corp.
(Information Technology) 25,584
47,197 Winbond Electronics Corp.
(Information Technology) 36,424
45,138 Wistron Corp. (Information
Technology) 156,062
1,564 Wiwynn Corp. (Information
Technology) 119,253

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
26,300 WPG Holdings Ltd.
(Information Technology) $ 69,984
9,109 WT Microelectronics Co. Ltd.
(Information Technology) 32,478
6,516 Yageo Corp. (Information
Technology) 133,160
29,223 Yang Ming Marine Transport
Corp. (Industrials) 64,501
185,037 Yuanta Financial Holding Co.
Ltd. (Financials) 180,787
5,902 Yulon Finance Corp.
(Financials) 27,056
10,135 Yulon Motor Co. Ltd.
(Consumer Discretionary) 22,057
10,661 Zhen Ding Technology Holding
Ltd. (Information Technology) 40,151
23,186,278
Thailand – 0.4%
18,044 Advanced Info Service PCL,
NVDR (Communication
Services) 99,563
71,744 Airports of Thailand PCL,
NVDR (Industrials) 126,756
125,717 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 12,985
16,070 B Grimm Power PCL, NVDR
(Utilities) 10,876
17,120 Bangkok Bank PCL, NVDR
(Financials) 63,519
114,711 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 84,186
130,391 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 27,822
65,762 Banpu PCL, NVDR (Energy) 9,653
16,099 Berli Jucker PCL, NVDR
(Consumer Staples) 9,715
130,482 BTS Group Holdings PCL,
NVDR (Industrials) 17,024
8,640 Bumrungrad Hospital PCL,
NVDR (Health Care) 56,833
5,044 Carabao Group PCL, NVDR
(Consumer Staples) 9,631
27,872 Central Pattana PCL, NVDR
(Real Estate) 43,372
8,895 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary) 9,913
52,320 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 43,375
64,734 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples)* 40,118
13,366 Com7 PCL, NVDR (Consumer
Discretionary) 6,431
90,717 CP ALL PCL, NVDR
(Consumer Staples) 141,784
22,501 CP Axtra PCL, NVDR
(Consumer Staples) 17,584
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
3,809 Electricity Generating PCL,
NVDR (Utilities) $ 10,768
26,226 Energy Absolute PCL, NVDR
(Utilities) 16,324
10,972 Global Power Synergy PCL,
NVDR (Utilities) 14,017
79,569 Gulf Energy Development PCL,
NVDR (Utilities) 87,593
80,546 Home Product Center
PCL, NVDR (Consumer
Discretionary) 20,361
28,601 Indorama Ventures PCL, NVDR
(Materials) 17,958
15,245 Intouch Holdings PCL, NVDR
(Communication Services) 27,867
166,800 IRPC PCL, NVDR (Energy) 8,614
24,720 Kasikornbank PCL, NVDR
(Financials) 88,022
9,955 KCE Electronics PCL, NVDR
(Information Technology) 11,162
79,142 Krung Thai Bank PCL, NVDR
(Financials) 37,000
15,530 Krungthai Card PCL, NVDR
(Financials) 19,312
89,335 Land & Houses PCL, NVDR
(Real Estate) 16,026
56,099 Minor International
PCL, NVDR (Consumer
Discretionary) 46,889
10,839 Muangthai Capital PCL, NVDR
(Financials) 13,111
20,603 Ngern Tid Lor PCL, NVDR
(Financials) 11,144
27,834 Osotspa PCL, NVDR
(Consumer Staples) 17,250
23,069 PTT Exploration & Production
PCL, NVDR (Energy) 96,565
31,795 PTT Global Chemical PCL,
NVDR (Materials) 30,032
46,261 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 22,760
163,158 PTT PCL, NVDR (Energy) 145,241
10,022 Ratch Group PCL, NVDR
(Utilities) 7,764
17,701 SCB X PCL, NVDR
(Financials) 51,000
20,034 SCG Packaging PCL, NVDR
(Materials) 18,106
6,783 Siam Cement PCL (The),
NVDR (Materials) 43,512
27,207 Siam Global House
PCL, NVDR (Consumer
Discretionary) 12,276
13,395 Srisawad Corp. PCL, NVDR
(Financials) 15,110
144,018 Thai Beverage PCL (Consumer
Staples) 52,740

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
39,177 Thai Life Insurance PCL,
NVDR (Financials) $ 9,264
19,036 Thai Oil PCL, NVDR (Energy) 26,777
38,188 Thai Union Group PCL, NVDR
(Consumer Staples) 15,466
7,975 Tisco Financial Group PCL,
NVDR (Financials) 21,189
662,501 TMBThanachart Bank PCL,
NVDR (Financials) 30,433
168,898 True Corp. PCL, NVDR
(Communication Services)* 39,481
136,748 WHA Corp. PCL, NVDR (Real
Estate) 20,258
1,952,532
Turkey – 0.3%
1,426 AG Anadolu Grubu Holding AS
(Industrials) 14,798
10,358 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 4,689
45,536 Akbank TAS (Financials) 93,873
613 Akcansa Cimento AS
(Materials) 2,712
4,866 Akfen Yenilenebilir Enerji AS
(Utilities)* 4,079
1,775 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 6,530
3,939 Aksa Enerji Uretim AS
(Utilities)* 5,699
2,284 Alarko Holding AS (Industrials) 8,516
1,126 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology)* 2,645
2,706 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 9,636
3,066 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 18,943
1,011 Anadolu Hayat Emeklilik AS
(Financials) 2,888
717 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 2,199
1,541 Arcelik AS (Consumer
Discretionary) 8,660
19,688 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 35,850
3,300 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials)* 10,123
1,747 Aydem Yenilenebilir Enerji AS
(Utilities)* 1,841
829 Aygaz AS (Utilities) 4,813
1,680 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 1,622
6,709 Bera Holding AS (Industrials) 3,676
1,129 Bien Yapi Urunleri Sanayi
Turizm ve Ticaret AS
(Industrials)* 1,282
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
6,895 BIM Birlesik Magazalar AS
(Consumer Staples) $ 102,753
428 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 6,561
62 Borusan Yatirim ve Pazarlama
AS (Financials) 4,697
74 Bosch Fren Sistemleri Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,043
612 Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS (Consumer
Discretionary) 2,216
6,083 Can2 Termik AS (Utilities)* 3,146
39 Celebi Hava Servisi AS
(Industrials) 2,590
6,651 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 6,397
1,229 Coca-Cola Icecek AS
(Consumer Staples) 29,056
451 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 3,306
601 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 636
559 Deva Holding AS (Health
Care)* 1,586
14,592 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 6,420
688 Dogu Aras Enerji Yatirimlari AS
(Utilities) 1,334
1,185 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 11,148
304 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials)* 2,240
17 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 6,793
2,022 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples)* 3,315
30,244 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 8,310
3,711 Enerjisa Enerji AS (Utilities)
(a)
6,965
609 Enerya Enerji AS (Utilities)* 3,352
8,329 Enka Insaat ve Sanayi AS
(Industrials) 10,752
27,872 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 41,484
943 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 3,484
1,043 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 35,394
1,264 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care)* 2,372
1,839 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 3,431

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
1,222 Gubre Fabrikalari TAS
(Materials)* $ 5,778
17,240 Haci Omer Sabanci Holding AS
(Financials) 52,294
18,887 Hektas Ticaret TAS (Materials)* 8,561
585 Investco Holding AS
(Financials)* 5,994
6,164 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 3,184
8,075 Is Yatirim Menkul Degerler AS
(Financials) 9,747
2,154 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,573
7,284 Izmir Demir Celik Sanayi AS
(Materials)* 1,481
2,308 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 2,385
1,707 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 2,653
2,953 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials) 2,292
1,529 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials) 1,051
11,204 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials) 10,115
1,655 Kayseri Seker Fabrikasi AS
(Consumer Staples) 1,441
3,828 Kiler Holding AS (Industrials)* 3,893
1,030 Kimteks Poliuretan Sanayi VE
Ticaret AS (Materials) 1,864
11,212 KOC Holding AS (Industrials) 82,917
2,452 Kocaer Celik Sanayi Ve Ticaret
AS (Materials)* 4,080
1,317 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 8,300
12 Konya Cimento Sanayii AS
(Materials)* 3,365
883 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 2,477
15,096 Koza Altin Isletmeleri AS
(Materials) 9,786
2,588 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 3,987
4,475 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 3,382
4,500 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
13,335
3,770 MIA Teknoloji AS (Information
Technology)* 5,834
1,538 Migros Ticaret AS (Consumer
Staples) 22,693
1,077 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
9,037
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
406 Nuh Cimento Sanayi AS
(Materials) $ 3,236
17,407 ODAS Elektrik Uretim ve
Sanayi Ticaret AS (Utilities)* 4,702
515 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials) 9,745
4,876 Oyak Cimento Fabrikalari AS
(Materials)* 9,182
3,553 Pegasus Hava Tasimaciligi AS
(Industrials)* 22,261
19,510 Petkim Petrokimya Holding AS
(Materials)* 12,345
12 Politeknik Metal Sanayi ve
Ticaret AS (Materials) 6,036
12,423 Qua Granite Hayal
(Industrials)* 1,308
6,374 Sarkuysan Elektrolitik
Bakir Sanayi ve Ticaret AS
(Industrials) 6,439
22,482 Sasa Polyester Sanayi AS
(Materials)* 30,698
191 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 1,766
1,455 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,203
2,360 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 3,678
4,315 Sok Marketler Ticaret AS
(Consumer Staples) 7,844
2,787 TAV Havalimanlari Holding AS
(Industrials)* 20,827
2,891 Tekfen Holding AS
(Industrials)* 4,726
1,930 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 18,501
3,296 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 4,875
11,646 Turk Hava Yollari AO
(Industrials)* 109,466
7,323 Turk Telekomunikasyon AS
(Communication Services)* 10,486
393 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 12,177
19,869 Turkcell Iletisim Hizmetleri AS
(Communication Services) 61,441
9,606 Turkiye Halk Bankasi AS
(Financials)* 5,261
136,554 Turkiye Is Bankasi AS, Class C
(Financials) 68,300
14,986 Turkiye Petrol Rafinerileri AS
(Energy) 82,213
3,210 Turkiye Sigorta AS (Financials) 7,564
16,957 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 5,817
25,080 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 38,668

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,250 Ulker Biskuvi Sanayi AS
(Consumer Staples)* $ 9,535
4,865 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 3,601
2,058 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 5,348
54,854 Yapi ve Kredi Bankasi AS
(Financials) 55,043
2,564 Yayla Agro Gida Sanayi VE
Nakliyat AS (Consumer Staples) 1,006
515 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 2,923
22,136 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 3,862
1,493,437
United Arab Emirates – 0.7%
48,771 Abu Dhabi Commercial Bank
PJSC (Financials) 103,569
24,321 Abu Dhabi Islamic Bank PJSC
(Financials) 74,293
50,249 Abu Dhabi National Energy Co.
PJSC (Utilities) 35,569
48,131 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 42,456
29,461 ADNOC Drilling Co. PJSC
(Energy) 32,083
128,484 Adnoc Gas PLC (Energy) 104,241
61,151 Aldar Properties PJSC (Real
Estate) 91,567
23,202 Alpha Dhabi Holding PJSC
(Industrials)* 68,601
50,321 Borouge PLC (Materials) 32,469
150,661 Dubai Electricity & Water
Authority PJSC (Utilities) 93,931
48,485 Dubai Islamic Bank PJSC
(Financials) 72,865
103,974 Emaar Properties PJSC (Real
Estate) 216,834
41,145 Emirates NBD Bank PJSC
(Financials) 174,189
58,235 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 255,260
73,976 First Abu Dhabi Bank PJSC
(Financials) 233,627
12,316 International Holding Co. PJSC
(Industrials)* 1,364,700
44,426 Pure Health Holding PJSC
(Health Care)* 43,422
3,039,676
United Kingdom – 6.7%
15,785 3i Group PLC (Financials) 575,391
3,195 Admiral Group PLC
(Financials) 110,402
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
4,973 Allfunds Group PLC
(Financials) $ 29,531
7,324 Ashtead Group PLC
(Industrials) 530,402
5,790 Associated British Foods PLC
(Consumer Staples) 187,982
24,840 AstraZeneca PLC (Health Care) 3,855,247
15,254 Auto Trader Group PLC
(Communication Services)
(a)
158,518
45,799 Aviva PLC (Financials) 279,836
15,601 B&M European Value Retail SA
(Consumer Discretionary) 108,175
51,031 BAE Systems PLC (Industrials) 904,420
254,470 Barclays PLC (Financials) 712,781
16,284 Barratt Developments PLC
(Consumer Discretionary) 104,327
1,750 Berkeley Group Holdings PLC
(Consumer Discretionary) 116,753
34,319 British American Tobacco PLC
(Consumer Staples) 1,055,234
105,497 BT Group PLC
(Communication Services) 175,420
5,623 Bunzl PLC (Industrials) 210,194
6,195 Burberry Group PLC
(Consumer Discretionary) 81,635
93,546 Centrica PLC (Utilities) 168,590
44,452 CK Hutchison Holdings Ltd.
(Industrials) 216,483
3,396 Coca-Cola Europacific Partners
PLC (Consumer Staples) 250,319
29,009 Compass Group PLC
(Consumer Discretionary) 809,600
27,614 ConvaTec Group PLC (Health
Care)
(a)
87,403
2,333 Croda International PLC
(Materials) 134,855
1,653 DCC PLC (Industrials) 119,752
37,594 Diageo PLC (Consumer
Staples) 1,259,081
22,333 DS Smith PLC (Materials) 108,335
10,682 Entain PLC (Consumer
Discretionary) 91,829
2,942 Flutter Entertainment PLC
(Consumer Discretionary)* 558,118
6,315 Halma PLC (Information
Technology) 178,976
5,916 Hargreaves Lansdown PLC
(Financials) 79,503
320,593 HSBC Holdings PLC
(Financials) 2,842,561
13,757 Imperial Brands PLC
(Consumer Staples) 339,974
23,433 Informa PLC (Communication
Services) 252,940
2,681 InterContinental Hotels Group
PLC (Consumer Discretionary) 269,663
4,840 Intermediate Capital Group
PLC (Financials) 142,349

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
30,977 International Consolidated
Airlines Group SA ADR
(Industrials)* $ 134,137
2,693 Intertek Group PLC
(Industrials) 163,756
29,401 J Sainsbury PLC (Consumer
Staples) 103,765
41,804 JD Sports Fashion PLC
(Consumer Discretionary) 67,862
31,742 Kingfisher PLC (Consumer
Discretionary) 106,733
11,487 Land Securities Group PLC
REIT (Real Estate) 95,430
99,370 Legal & General Group PLC
(Financials) 316,295
1,076,334 Lloyds Banking Group PLC
(Financials) 760,840
6,975 London Stock Exchange Group
PLC (Financials) 813,638
37,313 M&G PLC (Financials) 94,586
22,391 Melrose Industries PLC
(Industrials) 175,554
61,614 National Grid PLC (Utilities) 692,216
91,703 NatWest Group PLC
(Financials) 367,782
2,003 Next PLC (Consumer
Discretionary) 238,140
9,867 Ocado Group PLC (Consumer
Staples)* 46,934
11,972 Pearson PLC (Consumer
Discretionary) 144,501
5,346 Persimmon PLC (Consumer
Discretionary) 98,354
12,520 Phoenix Group Holdings PLC
(Financials) 79,097
11,971 Reckitt Benckiser Group PLC
(Consumer Staples) 678,551
31,603 RELX PLC (Industrials) 1,374,495
41,955 Rentokil Initial PLC
(Industrials) 221,307
13,616 Rightmove PLC
(Communication Services) 92,435
140,885 Rolls-Royce Holdings PLC
(Industrials)* 813,286
17,076 Sage Group PLC (The)
(Information Technology) 222,304
14,729 Schroders PLC (Financials) 73,474
19,458 Segro PLC REIT (Real Estate) 225,740
4,416 Severn Trent PLC (Utilities) 134,152
14,619 Smith & Nephew PLC (Health
Care) 184,342
5,859 Smiths Group PLC (Industrials) 128,456
1,230 Spirax-Sarco Engineering PLC
(Industrials) 139,534
18,242 SSE PLC (Utilities) 407,612
35,506 Standard Chartered PLC
(Financials) 351,434
59,070 Taylor Wimpey PLC (Consumer
Discretionary) 110,669
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
119,427 Tesco PLC (Consumer Staples) $ 472,890
41,724 Unilever PLC (Consumer
Staples) 2,273,135
11,415 United Utilities Group PLC
(Utilities) 147,661
407,772 Vodafone Group PLC
(Communication Services) 392,601
4,342 Weir Group PLC (The)
(Industrials) 117,420
3,250 Whitbread PLC (Consumer
Discretionary) 122,192
9,809 Wise PLC, Class A
(Financials)* 101,722
17,965 WPP PLC (Communication
Services) 186,827
30,578,438
United States – 5.9%
255,803 BP PLC (Energy) 1,589,849
549 BRP, Inc. (Consumer
Discretionary) 34,298
8,030 CSL Ltd. (Health Care) 1,495,833
675 CyberArk Software Ltd.
(Information Technology)* 154,744
15,383 Experian PLC (Industrials) 706,454
7,886 Ferrovial SE (Industrials) 310,424
2,767 GFL Environmental, Inc.
(Industrials) 87,101
68,511 GSK PLC (Health Care) 1,540,887
85,102 Haleon PLC (Consumer
Staples) 352,252
8,578 Holcim AG (Materials)* 749,072
1,362 ICON PLC (Health Care)* 442,405
1,201 Inmode Ltd. (Health Care)* 22,975
7,368 James Hardie Industries PLC
CDI (Materials)* 229,275
11,274 JBS SA (Consumer Staples) 61,863
439 Monday.com Ltd. (Information
Technology)* 99,174
44,210 Nestle SA (Consumer Staples) 4,682,933
1,270 Parade Technologies Ltd.
(Information Technology) 30,148
11,647 Roche Holding AG (Health
Care) 2,982,272
480 Roche Holding AG (Health
Care) 134,505
18,508 Sanofi SA (Health Care) 1,803,485
9,012 Schneider Electric SE
(Industrials) 2,225,242
106,992 Shell PLC (Energy) 3,829,890
35,073 Stellantis NV (Consumer
Discretionary) 769,121
4,834 Swiss Re AG (Financials) 614,598
7,800 Tenaris SA (Energy) 127,820
4,298 Waste Connections, Inc.
(Industrials) 705,703
25,782,323

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Zambia – 0.0%
9,375 First Quantum Minerals Ltd.
(Materials) $ 120,424
TOTAL COMMON STOCKS
(Cost $320,675,816)
443,137,203
Shares Description Rate Value
a
Preferred Stocks – 0.8%
Brazil – 0.4%
86,922 Banco Bradesco
SA (Financials) 8.64% 209,538
2,976 Braskem SA
(Materials)* 0.00 10,702
4,068 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.66 30,286
31,300 Cia Energetica
de Minas Gerais
(Utilities) 10.84 59,255
17,301 Cia Paranaense
de Energia
(Utilities) 4.19 29,889
22,975 Gerdau SA
(Materials) 6.15 79,165
81,064 Itau Unibanco
Holding SA
(Financials) 7.55 478,594
90,501 Itausa SA
(Financials) 8.60 167,542
2 Klabin SA
(Materials) 5.22 2
76,450 Petroleo
Brasileiro SA
(Energy) 13.69 564,228
18,902 Raizen SA
(Consumer
Discretionary) 6.80 10,250
1,639,451
Chile – 0.0%
2,303 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 1.83 107,793
Colombia – 0.0%
7,569 Bancolombia SA
(Financials) 10.38 66,632
Germany – 0.2%
984 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 6.82 94,432
1,906 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
1.33 157,049
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – (continued)
2,759 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23% $ 248,959
2,563 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.08 140,566
412 Sartorius AG
(Health Care) 0.31 108,015
3,065 Volkswagen
AG (Consumer
Discretionary) 7.88 382,647
1,131,668
South Korea – 0.2%
42 Doosan Co. Ltd.
(Industrials) 2.44 2,615
576 Hyundai Motor
Co. (Consumer
Discretionary) 13.14 63,901
363 Hyundai Motor
Co. (Consumer
Discretionary) 13.19 40,218
129 LG Chem Ltd.
(Materials) 1.45 22,081
270 LG Electronics,
Inc. (Consumer
Discretionary) 1.81 9,156
13,758 Samsung
Electronics Co.
Ltd. (Information
Technology) 2.34 599,189
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.90 9,570
746,730
TOTAL PREFERRED STOCKS
(Cost $3,696,405)
3,692,274
Shares Description Value
Exchange-Traded Fund – 0.4%
United States – 0.4%
76,272 iShares MSCI Malaysia ETF
(Cost $1,635,499)
1,751,968
Units Description Expiration Month Value
aa
Right – 0.0%
United Kingdom – 0.0%
17,970 National Grid
PLC*
(Cost $0)
06/24 44,855

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
08/28 $ —
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,557,349 5.180% 2,557,349
(Cost $2,557,349)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $328,565,069)
451,183,649
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,199,098 5.227% 2,199,098
(Cost $2,199,098)
TOTAL INVESTMENTS – 100.3%
(Cost $330,764,167)
$ 453,382,747
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(1,306,258)
NET ASSETS – 100.0%
$ 452,076,489
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 21.0%
Industrials 14.6
Information Technology 12.7
Consumer Discretionary 11.1
Health Care 8.8
Materials 7.1
Consumer Staples 7.3
Energy 5.6
Communication Services 5.3
Utilities 3.1
Real Estate 1.9
Investment Company 0.6
Exchange-Traded Fund 0.4
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 16 06/21/24 $ 1,896,160 $ 35,333
MSCI Emerging Markets Index 15 06/21/24 792,375 (3,526)
Total Futures Contracts
$ 31,807

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 8.9%
200,424 Alphabet, Inc., Class A* $ 34,573,140
165,482 Alphabet, Inc., Class C* 28,787,249
241,080 AT&T, Inc. 4,392,478
3,240 Charter Communications, Inc.,
Class A* 930,269
134,183 Comcast Corp., Class A 5,371,345
9,127 Electronic Arts, Inc. 1,212,796
2,910 Endeavor Group Holdings, Inc.,
Class A 78,075
8,001 Fox Corp., Class A 275,474
4,384 Fox Corp., Class B 140,025
7,419 Frontier Communications Parent,
Inc.* 197,791
2,371 IAC, Inc.* 118,052
13,009 Interpublic Group of Cos., Inc.
(The) 408,092
558 Liberty Broadband Corp., Class
A* 30,266
3,906 Liberty Broadband Corp., Class
C* 211,275
774 Liberty Media Corp.-Liberty
Formula One, Class A* 52,949
6,540 Liberty Media Corp.-Liberty
Formula One, Class C* 484,876
5,001 Liberty Media Corp.-Liberty
SiriusXM* 113,323
2,491 Liberty Media Corp.-Liberty
SiriusXM, Class A* 56,620
4,943 Live Nation Entertainment, Inc.* 463,357
9,125 Match Group, Inc.* 279,499
74,285 Meta Platforms, Inc., Class A 34,678,467
14,245 Netflix, Inc.* 9,139,877
5,195 New York Times Co. (The),
Class A 265,984
12,899 News Corp., Class A 350,724
3,561 News Corp., Class B 99,280
1,083 Nexstar Media Group, Inc. 179,442
6,638 Omnicom Group, Inc. 617,068
16,501 Paramount Global, Class B 196,527
20,006 Pinterest, Inc., Class A* 830,049
16,174 ROBLOX Corp., Class A* 543,770
4,166 Roku, Inc.* 239,128
21,593 Sirius XM Holdings, Inc.
(a)
60,892
34,896 Snap, Inc., Class A* 524,138
4,627 Spotify Technology SA* 1,373,201
5,683 Take-Two Interactive Software,
Inc.* 911,326
1,837 TKO Group Holdings, Inc. 200,362
17,417 T-Mobile US, Inc. 3,047,278
14,942 Trade Desk, Inc. (The), Class A* 1,386,319
1,351 Trump Media & Technology
Group Corp.*
(a)
66,321
141,810 Verizon Communications, Inc. 5,835,482
61,639 Walt Disney Co. (The) 6,404,908
75,629 Warner Bros Discovery, Inc.* 623,183
4,226 Warner Music Group Corp.,
Class A 125,850
8,678 ZoomInfo Technologies, Inc.* 106,566
145,983,093
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – 10.0%
12,133 ADT, Inc. $ 86,266
2,006 Advance Auto Parts, Inc. 141,704
14,517 Airbnb, Inc., Class A* 2,103,949
303,595 Amazon.com, Inc.* 53,566,302
1,959 Amer Sports, Inc. (Finland)*
(a)
30,110
9,169 Aptiv PLC* 763,411
8,385 Aramark 269,578
698 Asbury Automotive Group, Inc.* 164,079
2,501 Autoliv, Inc. (Sweden) 319,053
896 AutoNation, Inc.* 152,544
581 AutoZone, Inc.* 1,609,335
7,704 Bath & Body Works, Inc. 400,146
6,588 Best Buy Co., Inc. 558,794
1,027 Birkenstock Holding PLC
(Luxembourg)* 58,539
1,144 Booking Holdings, Inc. 4,320,144
7,705 BorgWarner, Inc. 274,760
2,325 Boyd Gaming Corp. 123,969
1,943 Bright Horizons Family
Solutions, Inc.* 204,248
2,358 Brunswick Corp. 194,606
2,196 Burlington Stores, Inc.* 527,150
6,974 Caesars Entertainment, Inc.* 247,995
3,846 Capri Holdings Ltd.* 132,879
5,345 CarMax, Inc.* 375,540
33,728 Carnival Corp.* 508,618
3,300 Carvana Co.* 329,934
1,617 Cava Group, Inc.* 149,653
4,535 Chewy, Inc., Class A* 96,187
925 Chipotle Mexican Grill, Inc.* 2,894,806
1,055 Choice Hotels International, Inc. 119,415
2,326 Churchill Downs, Inc. 301,217
1,185 Columbia Sportswear Co. 101,460
36,996 Coupang, Inc. (South Korea)* 841,289
1,997 Crocs, Inc.* 310,813
10,105 D.R. Horton, Inc. 1,493,519
4,080 Darden Restaurants, Inc. 613,591
862 Deckers Outdoor Corp.* 942,959
1,908 Dick's Sporting Goods, Inc. 434,337
277 Dillard's, Inc., Class A 123,916
1,191 Domino's Pizza, Inc. 605,719
10,363 DoorDash, Inc., Class A* 1,141,070
15,631 DraftKings, Inc., Class A* 549,117
1,228 Duolingo, Inc.* 235,039
2,780 Dutch Bros, Inc., Class A* 98,384
17,441 eBay, Inc. 945,651
4,010 Etsy, Inc.* 254,515
4,475 Expedia Group, Inc.* 505,049
1,847 Five Below, Inc.* 255,126
3,541 Floor & Decor Holdings, Inc.,
Class A* 413,801
132,353 Ford Motor Co. 1,605,442
8,997 GameStop Corp., Class A* 208,191
6,669 Gap, Inc. (The) 193,134
5,157 Garmin Ltd. 844,974
38,838 General Motors Co. 1,747,322
7,897 Gentex Corp. 276,395
4,662 Genuine Parts Co. 671,981
4,689 H&R Block, Inc. 232,762
4,270 Harley-Davidson, Inc. 153,208

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
4,336 Hasbro, Inc. $ 259,206
8,489 Hilton Worldwide Holdings, Inc. 1,702,893
33,878 Home Depot, Inc. (The) 11,344,726
1,450 Hyatt Hotels Corp., Class A 213,831
799 Installed Building Products, Inc. 169,260
3,528 International Game Technology
PLC 69,643
12,337 Las Vegas Sands Corp. 555,535
1,949 Lear Corp. 244,307
8,145 Lennar Corp., Class A 1,306,051
253 Lennar Corp., Class B 37,004
3,269 Levi Strauss & Co., Class A 78,489
3,063 Light & Wonder, Inc.* 292,455
912 Lithia Motors, Inc. 230,864
8,587 LKQ Corp. 369,499
19,293 Lowe’s Cos., Inc. 4,269,348
28,345 Lucid Group, Inc.*
(a)
80,500
3,741 Lululemon Athletica, Inc.* 1,167,155
8,259 Macy’s, Inc. 160,885
8,506 Marriott International, Inc.,
Class A 1,966,332
11,513 Mattel, Inc.* 204,816
24,591 McDonald's Corp. 6,366,364
1,514 MercadoLibre, Inc. (Brazil)* 2,612,528
1,212 Meritage Homes Corp. 213,736
8,376 MGM Resorts International* 336,464
3,007 Mobileye Global, Inc., Class A
(Israel)* 77,160
1,772 Mohawk Industries, Inc.* 216,060
639 Murphy USA, Inc. 280,361
41,125 NIKE, Inc., Class B 3,908,931
14,127 Norwegian Cruise Line Holdings
Ltd.* 234,508
101 NVR, Inc.* 775,754
1,986 O'Reilly Automotive, Inc.* 1,913,034
624 Penske Automotive Group, Inc. 94,910
2,931 Planet Fitness, Inc., Class A* 186,529
1,816 Polaris, Inc. 151,818
1,284 Pool Corp. 466,798
7,149 PulteGroup, Inc. 838,721
1,954 PVH Corp. 234,500
1,335 Ralph Lauren Corp. 249,485
503 RH* 136,781
22,720 Rivian Automotive, Inc., Class
A*
(a)
248,102
11,267 Ross Stores, Inc. 1,574,676
7,473 Royal Caribbean Cruises Ltd.* 1,103,613
4,856 Service Corp. International 347,981
1,667 SharkNinja, Inc. 127,726
1,435 Signet Jewelers Ltd. 157,118
4,503 Skechers USA, Inc., Class A* 321,604
37,920 Starbucks Corp. 3,041,942
7,684 Tapestry, Inc. 334,177
5,506 Tempur Sealy International, Inc. 282,788
92,685 Tesla, Inc.* 16,505,345
2,261 Texas Roadhouse, Inc. 390,407
1,720 Thor Industries, Inc. 170,693
38,739 TJX Cos., Inc. (The) 3,993,991
3,510 Toll Brothers, Inc. 426,956
1,069 TopBuild Corp.* 446,789
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,704 Tractor Supply Co. $ 1,056,714
1,644 Ulta Beauty, Inc.* 649,528
1,292 Vail Resorts, Inc. 243,826
4,408 Valvoline, Inc.* 178,965
12,471 VF Corp. 165,615
3,088 Wayfair, Inc., Class A* 183,705
5,773 Wendy's Co. (The) 100,739
1,813 Whirlpool Corp. 168,663
2,038 Williams-Sonoma, Inc. 597,582
992 Wingstop, Inc. 365,701
2,665 Wyndham Hotels & Resorts, Inc. 188,575
3,274 Wynn Resorts Ltd. 310,637
12,844 Yum China Holdings, Inc.
(China) 459,301
9,442 Yum! Brands, Inc. 1,297,614
166,282,009
Consumer Staples – 5.9%
14,059 Albertsons Cos., Inc., Class A 290,178
60,183 Altria Group, Inc. 2,783,464
17,096 Archer-Daniels-Midland Co. 1,067,474
4,447 BellRing Brands, Inc.* 258,682
4,512 BJ's Wholesale Club Holdings,
Inc.* 397,372
316 Boston Beer Co., Inc. (The),
Class A* 99,120
1,652 Brown-Forman Corp., Class A 75,662
10,357 Brown-Forman Corp., Class B 474,972
4,871 Bunge Global SA 524,071
6,467 Campbell Soup Co. 287,005
1,258 Casey's General Stores, Inc. 417,379
5,069 Celsius Holdings, Inc.* 405,419
8,264 Church & Dwight Co., Inc. 884,331
4,183 Clorox Co. (The) 550,315
131,296 Coca-Cola Co. (The) 8,262,457
176 Coca-Cola Consolidated, Inc. 172,663
27,969 Colgate-Palmolive Co. 2,599,998
16,084 Conagra Brands, Inc. 480,590
5,303 Constellation Brands, Inc., Class
A 1,326,970
14,923 Costco Wholesale Corp. 12,085,988
12,087 Coty, Inc., Class A* 125,221
5,329 Darling Ingredients, Inc.* 215,292
7,386 Dollar General Corp. 1,011,217
7,036 Dollar Tree, Inc.* 829,896
1,818 elf Beauty, Inc.* 339,802
7,251 Estee Lauder Cos., Inc. (The),
Class A 894,483
6,290 Flowers Foods, Inc. 146,054
19,133 General Mills, Inc. 1,315,394
4,977 Hershey Co. (The) 984,600
9,785 Hormel Foods Corp. 303,139
2,232 Ingredion, Inc. 262,439
614 Inter Parfums, Inc. 73,545
3,475 J M Smucker Co. (The) 387,949
8,768 Kellanova 529,061
58,714 Kenvue, Inc. 1,133,180
30,650 Keurig Dr Pepper, Inc. 1,049,763
11,349 Kimberly-Clark Corp. 1,512,822
26,701 Kraft Heinz Co. (The) 944,414

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
23,916 Kroger Co. (The) $ 1,252,481
4,827 Lamb Weston Holdings, Inc. 426,176
656 Lancaster Colony Corp. 121,688
4,852 Maplebear, Inc.* 147,889
8,508 McCormick & Co., Inc. 614,448
5,915 Molson Coors Beverage Co.,
Class B 324,201
45,810 Mondelez International, Inc.,
Class A 3,139,359
17,015 Monster Beverage Corp.* 883,419
46,460 PepsiCo, Inc. 8,032,934
5,137 Performance Food Group Co.* 357,535
52,302 Philip Morris International, Inc. 5,302,377
1,345 Pilgrim's Pride Corp.* 48,326
1,662 Post Holdings, Inc.* 177,119
79,434 Procter & Gamble Co. (The) 13,070,070
1,841 Reynolds Consumer Products,
Inc. 52,358
17,071 Sysco Corp. 1,243,110
15,543 Target Corp. 2,427,195
9,523 Tyson Foods, Inc., Class A 545,192
7,713 US Foods Holding Corp.* 407,478
24,131 Walgreens Boots Alliance, Inc. 391,405
143,712 Walmart, Inc. 9,450,501
93,917,642
Energy – 4.0%
11,405 Antero Midstream Corp. 167,083
9,378 Antero Resources Corp.* 334,138
12,003 APA Corp. 366,452
34,275 Baker Hughes Co. 1,147,527
6,448 ChampionX Corp. 210,334
7,826 Cheniere Energy, Inc. 1,234,865
3,994 Chesapeake Energy Corp. 363,175
58,007 Chevron Corp. 9,414,536
1,391 Chord Energy Corp. 257,905
2,756 Civitas Resources, Inc. 202,731
39,661 ConocoPhillips 4,619,713
25,244 Coterra Energy, Inc. 719,959
21,574 Devon Energy Corp. 1,058,852
5,739 Diamondback Energy, Inc. 1,143,553
3,291 DT Midstream, Inc. 220,760
8,365 EnLink Midstream LLC* 106,152
19,681 EOG Resources, Inc. 2,451,269
13,884 EQT Corp. 570,494
153,281 Exxon Mobil Corp. 17,973,730
30,459 Halliburton Co. 1,117,845
9,341 Hess Corp. 1,439,448
2,657 Hess Midstream LP, Class A 92,331
5,080 HF Sinclair Corp. 280,568
66,074 Kinder Morgan, Inc. 1,287,782
6,078 Magnolia Oil & Gas Corp.,
Class A 157,724
19,568 Marathon Oil Corp. 566,689
12,175 Marathon Petroleum Corp. 2,150,227
3,796 Matador Resources Co. 240,856
4,880 Murphy Oil Corp. 208,815
2,791 New Fortress Energy, Inc. 70,752
3,862 Noble Corp. PLC 179,429
13,232 NOV, Inc. 249,026
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
23,540 Occidental Petroleum Corp. $ 1,471,250
19,594 ONEOK, Inc. 1,587,114
8,169 Ovintiv, Inc. 422,092
3,504 PBF Energy, Inc., Class A 162,340
14,285 Permian Resources Corp. 234,131
14,406 Phillips 66 2,047,237
8,052 Range Resources Corp. 297,199
47,993 Schlumberger NV 2,202,399
1,578 Scorpio Tankers, Inc. (Monaco) 129,507
3,889 SM Energy Co. 196,122
36,628 Southwestern Energy Co.* 275,809
7,417 Targa Resources Corp. 876,912
14,838 TechnipFMC PLC (United
Kingdom) 388,607
783 Texas Pacific Land Corp. 481,005
25,461 Transocean Ltd.* 157,858
11,162 Valero Energy Corp. 1,753,997
2,711 Viper Energy, Inc. 104,265
2,391 Weatherford International PLC* 287,733
41,027 Williams Cos., Inc. (The) 1,703,031
65,383,328
Financials – 12.9%
1,088 Affiliated Managers Group, Inc. 176,909
8,259 Affirm Holdings, Inc.* 241,741
17,516 Aflac, Inc. 1,574,163
23,349 AGNC Investment Corp. REIT 223,917
8,823 Allstate Corp. (The) 1,478,029
9,155 Ally Financial, Inc. 356,770
19,384 American Express Co. 4,652,160
2,405 American Financial Group, Inc. 312,434
22,933 American International Group,
Inc. 1,807,579
3,377 Ameriprise Financial, Inc. 1,474,432
16,608 Annaly Capital Management,
Inc. REIT 327,178
6,614 Aon PLC, Class A 1,862,767
13,648 Apollo Global Management, Inc. 1,585,352
12,036 Arch Capital Group Ltd.* 1,235,255
5,871 Ares Management Corp., Class A 822,938
7,147 Arthur J Gallagher & Co. 1,810,549
1,748 Assurant, Inc. 303,226
2,621 Axis Capital Holdings Ltd. 193,639
233,818 Bank of America Corp. 9,350,382
25,392 Bank of New York Mellon Corp.
(The) 1,513,617
3,656 Bank OZK 153,113
43,572 Berkshire Hathaway, Inc., Class
B* 18,056,237
4,998 BlackRock, Inc. 3,858,606
23,685 Blackstone, Inc. 2,854,042
18,514 Block, Inc.* 1,186,377
15,709 Blue Owl Capital, Inc. 282,605
780 BOK Financial Corp. 70,684
8,016 Brown & Brown, Inc. 717,512
12,719 Capital One Financial Corp. 1,750,516
7,333 Carlyle Group, Inc. (The) 315,026
3,560 Cboe Global Markets, Inc. 615,844
46,563 Charles Schwab Corp. (The) 3,412,137
13,639 Chubb Ltd. 3,693,714

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
5,233 Cincinnati Financial Corp. $ 615,296
63,783 Citigroup, Inc. 3,974,319
15,659 Citizens Financial Group, Inc. 552,606
12,096 CME Group, Inc. 2,455,246
747 CNA Financial Corp. 34,317
5,772 Coinbase Global, Inc., Class A* 1,304,010
4,429 Comerica, Inc. 226,942
4,030 Commerce Bancshares, Inc. 224,229
7,921 Corebridge Financial, Inc. 231,056
2,349 Corpay, Inc.* 628,757
264 Credit Acceptance Corp.* 129,579
1,982 Cullen/Frost Bankers, Inc. 201,332
8,437 Discover Financial Services 1,034,882
2,863 Dlocal Ltd. (Uruguay)* 26,196
4,749 East West Bancorp, Inc. 352,328
11,139 Equitable Holdings, Inc. 462,157
855 Erie Indemnity Co., Class A 309,878
3,517 Essent Group Ltd. 199,414
1,476 Euronet Worldwide, Inc.* 172,072
1,192 Evercore, Inc., Class A 241,904
1,125 Everest Group Ltd. 439,796
1,291 FactSet Research Systems, Inc. 521,900
8,770 Fidelity National Financial, Inc. 441,657
19,400 Fidelity National Information
Services, Inc. 1,472,072
22,992 Fifth Third Bancorp 860,361
3,343 First American Financial Corp. 185,804
389 First Citizens BancShares, Inc.,
Class A 660,689
4,121 First Financial Bankshares, Inc. 123,548
18,641 First Horizon Corp. 295,273
19,811 Fiserv, Inc.* 2,966,895
10,641 Franklin Resources, Inc. 251,128
3,744 Glacier Bancorp, Inc. 139,951
8,648 Global Payments, Inc. 880,799
3,174 Globe Life, Inc. 262,680
10,932 Goldman Sachs Group, Inc.
(The)
(b)
4,990,676
1,198 Hanover Insurance Group, Inc.
(The) 158,052
9,989 Hartford Financial Services
Group, Inc. (The) 1,033,362
1,717 Houlihan Lokey, Inc. 232,396
48,693 Huntington Bancshares, Inc. 677,807
3,442 Interactive Brokers Group, Inc.,
Class A 432,728
19,099 Intercontinental Exchange, Inc. 2,557,356
11,051 Invesco Ltd. 173,611
2,452 Jack Henry & Associates, Inc. 403,795
4,498 Janus Henderson Group PLC 150,683
6,070 Jefferies Financial Group, Inc. 282,376
97,807 JPMorgan Chase & Co. 19,818,632
31,586 KeyCorp 453,891
744 Kinsale Capital Group, Inc. 285,413
22,559 KKR & Co., Inc. 2,319,968
3,684 Lazard, Inc. 148,207
5,692 Lincoln National Corp. 187,779
6,214 Loews Corp. 477,235
2,535 LPL Financial Holdings, Inc. 725,542
5,598 M&T Bank Corp. 848,657
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
444 Markel Group, Inc.* $ 728,866
1,246 MarketAxess Holdings, Inc. 247,867
16,655 Marsh & McLennan Cos., Inc. 3,457,245
28,279 Mastercard, Inc., Class A 12,642,693
20,409 MetLife, Inc. 1,476,999
5,346 Moody's Corp. 2,122,309
42,705 Morgan Stanley 4,178,257
869 Morningstar, Inc. 250,489
2,619 MSCI, Inc. 1,296,876
11,511 Nasdaq, Inc. 679,494
6,886 Northern Trust Corp. 580,077
10,490 Old National Bancorp 179,274
8,791 Old Republic International Corp. 279,378
3,982 OneMain Holdings, Inc. 195,596
37,000 PayPal Holdings, Inc.* 2,330,630
2,539 Pinnacle Financial Partners, Inc. 201,876
13,424 PNC Financial Services Group,
Inc. (The) 2,112,803
2,377 Popular, Inc. (Puerto Rico) 211,577
1,184 Primerica, Inc. 267,454
7,944 Principal Financial Group, Inc. 651,726
19,690 Progressive Corp. (The) 4,158,134
3,068 Prosperity Bancshares, Inc. 191,136
12,300 Prudential Financial, Inc. 1,480,305
6,385 Raymond James Financial, Inc. 783,759
30,942 Regions Financial Corp. 598,728
2,217 Reinsurance Group of America,
Inc. 465,127
1,751 RenaissanceRe Holdings Ltd.
(Bermuda) 398,983
16,281 Rithm Capital Corp. REIT 182,510
1,361 RLI Corp. 198,679
16,602 Robinhood Markets, Inc., Class
A* 346,982
4,106 Rocket Cos., Inc., Class A* 57,073
3,266 Ryan Specialty Holdings, Inc. 181,361
10,585 S&P Global, Inc. 4,525,193
3,382 SEI Investments Co. 228,995
2,022 Selective Insurance Group, Inc. 197,367
2,024 Shift4 Payments, Inc., Class A* 136,175
31,527 SoFi Technologies, Inc.* 217,536
2,543 SouthState Corp. 196,599
9,970 Starwood Property Trust, Inc.
REIT 193,817
10,149 State Street Corp. 767,163
3,331 Stifel Financial Corp. 269,644
13,703 Synchrony Financial 600,191
4,914 Synovus Financial Corp. 195,037
7,472 T. Rowe Price Group, Inc. 880,426
1,737 TFS Financial Corp. 22,894
12,827 Toast, Inc., Class A* 310,798
2,778 TPG, Inc. 116,454
3,908 Tradeweb Markets, Inc., Class A 426,011
7,760 Travelers Cos., Inc. (The) 1,673,832
44,816 Truist Financial Corp. 1,691,804
4,475 United Bankshares, Inc. 145,169
6,529 Unum Group 351,652
49,889 US Bancorp 2,022,999
2,864 UWM Holdings Corp. 21,108
14,490 Valley National Bancorp 103,314

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
53,302 Visa, Inc., Class A $ 14,522,663
3,570 Voya Financial, Inc. 270,677
6,857 W R Berkley Corp. 555,623
5,743 Webster Financial Corp. 253,955
120,611 Wells Fargo & Co. 7,227,011
3,655 Western Alliance Bancorp 230,375
11,507 Western Union Co. (The) 147,290
1,340 WEX, Inc.* 251,009
3,482 Willis Towers Watson PLC 888,920
2,060 Wintrust Financial Corp. 203,137
4,932 Zions Bancorp NA 213,013
210,698,803
Health Care – 11.8%
3,330 10X Genomics, Inc., Class A* 74,659
58,371 Abbott Laboratories 5,964,932
59,520 AbbVie, Inc. 9,597,005
3,035 Acadia Healthcare Co., Inc.* 209,081
9,945 Agilent Technologies, Inc. 1,296,927
2,425 Align Technology, Inc.* 623,734
4,205 Alnylam Pharmaceuticals, Inc.* 624,148
17,963 Amgen, Inc. 5,493,984
3,435 Apellis Pharmaceuticals, Inc.* 134,824
22,071 Avantor, Inc.* 531,470
1,290 Bausch + Lomb Corp.* 19,789
17,088 Baxter International, Inc. 582,530
9,776 Becton Dickinson & Co. 2,267,739
4,873 Biogen, Inc.* 1,096,133
6,276 BioMarin Pharmaceutical, Inc.* 471,139
670 Bio-Rad Laboratories, Inc., Class
A* 192,196
5,281 Bio-Techne Corp. 407,640
49,197 Boston Scientific Corp.* 3,717,817
3,586 Bridgebio Pharma, Inc.* 100,444
68,639 Bristol-Myers Squibb Co. 2,820,377
3,074 Bruker Corp. 201,378
8,202 Cardinal Health, Inc. 814,213
6,092 Catalent, Inc.* 327,689
5,675 Cencora, Inc. 1,285,785
17,975 Centene Corp.* 1,286,830
2,522 Cerevel Therapeutics Holdings,
Inc.* 102,746
1,699 Charles River Laboratories
International, Inc.* 354,140
493 Chemed Corp. 273,304
9,921 Cigna Group (The) 3,418,975
6,676 Cooper Cos., Inc. (The) 629,614
305 CorVel Corp.* 73,154
43,194 CVS Health Corp. 2,574,362
3,452 Cytokinetics, Inc.* 167,457
22,229 Danaher Corp. 5,708,407
1,827 DaVita, Inc.* 268,788
7,130 DENTSPLY SIRONA, Inc. 199,711
13,024 Dexcom, Inc.* 1,546,860
4,151 Doximity, Inc., Class A* 115,107
20,283 Edwards Lifesciences Corp.* 1,762,390
16,594 Elanco Animal Health, Inc.* 293,382
7,972 Elevance Health, Inc. 4,292,763
28,517 Eli Lilly & Co. 23,393,636
3,334 Encompass Health Corp. 288,024
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,825 Ensign Group, Inc. (The) $ 221,263
5,776 Envista Holdings Corp.* 111,823
6,052 Exact Sciences Corp.* 275,063
9,165 Exelixis, Inc.* 198,789
12,344 GE HealthCare Technologies,
Inc. 962,832
42,021 Gilead Sciences, Inc. 2,700,690
4,539 Globus Medical, Inc., Class A* 304,612
4,238 Halozyme Therapeutics, Inc.* 187,701
6,617 HCA Healthcare, Inc. 2,248,126
2,820 HealthEquity, Inc.* 230,338
4,404 Henry Schein, Inc.* 305,373
7,861 Hologic, Inc.* 579,985
4,065 Humana, Inc. 1,455,758
2,784 IDEXX Laboratories, Inc.* 1,383,509
5,347 Illumina, Inc.* 557,585
1,884 Immunovant, Inc.* 47,835
6,312 Incyte Corp.* 364,770
972 Inspire Medical Systems, Inc.* 154,344
2,344 Insulet Corp.* 415,333
3,017 Intra-Cellular Therapies, Inc.* 202,863
11,748 Intuitive Surgical, Inc.* 4,724,106
4,728 Ionis Pharmaceuticals, Inc.* 177,631
6,005 IQVIA Holdings, Inc.* 1,315,635
2,049 Jazz Pharmaceuticals PLC* 215,657
81,214 Johnson & Johnson 11,911,657
2,857 Labcorp Holdings, Inc. 556,858
2,266 Lantheus Holdings, Inc.* 185,427
1,503 Masimo Corp.* 187,123
4,427 McKesson Corp. 2,521,575
789 Medpace Holdings, Inc.* 304,822
44,873 Medtronic PLC 3,651,316
85,559 Merck & Co., Inc. 10,741,077
711 Mettler-Toledo International,
Inc.* 998,308
11,177 Moderna, Inc.* 1,593,281
1,957 Molina Healthcare, Inc.* 615,633
3,683 Natera, Inc.* 392,350
3,278 Neurocrine Biosciences, Inc.* 443,874
5,715 Option Care Health, Inc.* 170,421
8,628 Organon & Co. 184,035
1,240 Penumbra, Inc.* 234,943
4,562 Perrigo Co. PLC 125,592
190,429 Pfizer, Inc. 5,457,695
7,669 QIAGEN NV* 331,761
3,773 Quest Diagnostics, Inc. 535,653
5,095 R1 RCM, Inc.* 65,522
3,488 Regeneron Pharmaceuticals,
Inc.* 3,418,798
1,749 Repligen Corp.* 260,758
4,915 ResMed, Inc. 1,014,112
4,154 Revvity, Inc. 453,866
14,949 Roivant Sciences Ltd.* 154,872
12,725 Royalty Pharma PLC, Class A 348,792
2,960 Sarepta Therapeutics, Inc.* 384,386
1,222 Shockwave Medical, Inc.* 409,370
3,336 STERIS PLC 743,528
10,669 Stryker Corp. 3,639,089
1,588 Teleflex, Inc. 332,003
3,355 Tenet Healthcare Corp.* 453,663

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
12,996 Thermo Fisher Scientific, Inc. $ 7,381,468
1,545 United Therapeutics Corp.* 425,076
31,287 UnitedHealth Group, Inc. 15,498,641
1,741 Universal Health Services, Inc.,
Class B 330,442
3,497 Vaxcyte, Inc.* 245,734
4,962 Veeva Systems, Inc., Class A* 864,628
8,679 Vertex Pharmaceuticals, Inc.* 3,951,896
40,539 Viatris, Inc. 429,713
3,122 Viking Therapeutics, Inc.* 194,376
1,993 Waters Corp.* 615,638
2,500 West Pharmaceutical Services,
Inc. 828,525
7,071 Zimmer Biomet Holdings, Inc. 814,226
15,582 Zoetis, Inc. 2,642,084
191,991,511
Industrials – 9.3%
18,639 3M Co. 1,866,509
4,061 A O Smith Corp. 339,662
2,105 AAON, Inc. 157,980
1,055 Acuity Brands, Inc. 273,889
2,259 Advanced Drainage Systems,
Inc. 391,914
4,569 AECOM 399,056
2,110 AGCO Corp. 226,466
3,496 Air Lease Corp. 166,549
4,316 Alaska Air Group, Inc.* 181,358
2,962 Allegion PLC 360,831
2,926 Allison Transmission Holdings,
Inc. 221,820
21,843 American Airlines Group, Inc.* 251,195
7,753 AMETEK, Inc. 1,314,754
5,859 API Group Corp.* 208,815
1,287 Applied Industrial Technologies,
Inc. 248,391
1,259 Atkore, Inc. 191,557
13,936 Automatic Data Processing, Inc. 3,413,205
581 Avis Budget Group, Inc. 66,077
2,390 Axon Enterprise, Inc.* 673,191
4,821 AZEK Co., Inc. (The)* 231,215
18,803 Boeing Co. (The)* 3,339,601
4,321 Booz Allen Hamilton Holding
Corp. 657,699
3,961 Broadridge Financial Solutions,
Inc. 795,250
4,057 Builders FirstSource, Inc.* 652,325
3,092 BWX Technologies, Inc. 284,866
3,903 C.H. Robinson Worldwide, Inc. 337,102
744 CACI International, Inc., Class
A* 315,813
1,640 Carlisle Cos., Inc. 685,996
26,863 Carrier Global Corp. 1,697,473
17,154 Caterpillar, Inc. 5,806,972
1,413 Chart Industries, Inc.* 221,883
2,916 Cintas Corp. 1,976,961
11,622 Clarivate PLC* 66,245
1,706 Clean Harbors, Inc.* 369,503
28,525 CNH Industrial NV 301,224
1,190 Comfort Systems USA, Inc. 389,535
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,556 Concentrix Corp. $ 95,429
28,592 Copart, Inc.* 1,517,092
3,505 Core & Main, Inc., Class A* 201,748
1,625 Crane Co. 242,255
65,907 CSX Corp. 2,224,361
4,601 Cummins, Inc. 1,296,240
1,294 Curtiss-Wright Corp. 365,969
5,040 Dayforce, Inc.* 249,278
8,648 Deere & Co. 3,240,925
21,701 Delta Air Lines, Inc. 1,107,185
4,079 Donaldson Co., Inc. 300,541
4,719 Dover Corp. 867,447
9,325 Dun & Bradstreet Holdings, Inc. 89,427
13,373 Eaton Corp. PLC 4,451,203
1,590 EMCOR Group, Inc. 617,969
19,218 Emerson Electric Co. 2,155,491
4,118 Equifax, Inc. 952,864
1,905 Esab Corp. 195,872
5,443 ExlService Holdings, Inc.* 162,528
4,862 Expeditors International of
Washington, Inc. 587,816
1,691 Exponent, Inc. 160,848
19,234 Fastenal Co. 1,269,059
7,625 FedEx Corp. 1,936,445
6,526 Ferguson PLC 1,342,659
4,433 Flowserve Corp. 220,320
5,687 Fluor Corp.* 246,816
11,837 Fortive Corp. 881,146
4,264 Fortune Brands Innovations, Inc. 298,736
3,342 FTAI Aviation Ltd. 281,797
1,160 FTI Consulting, Inc.* 249,168
1,186 GATX Corp. 163,621
2,000 Generac Holdings, Inc.* 294,420
7,611 General Dynamics Corp. 2,281,549
36,761 General Electric Co. 6,070,712
5,734 Genpact Ltd. 189,566
5,653 Graco, Inc. 456,480
3,948 GXO Logistics, Inc.* 198,308
1,390 HEICO Corp. 308,260
2,521 HEICO Corp., Class A 442,839
2,843 Hexcel Corp. 195,797
21,988 Honeywell International, Inc. 4,445,754
13,719 Howmet Aerospace, Inc. 1,161,313
1,815 Hubbell, Inc. 705,835
1,319 Huntington Ingalls Industries,
Inc. 333,839
2,555 IDEX Corp. 533,075
10,226 Illinois Tool Works, Inc. 2,482,362
13,625 Ingersoll Rand, Inc. 1,267,806
1,219 Insperity, Inc. 115,464
2,773 ITT, Inc. 368,476
2,779 J.B. Hunt Transport Services, Inc. 446,724
4,220 Jacobs Solutions, Inc. 588,015
11,352 Joby Aviation, Inc.*
(a)
55,284
22,984 Johnson Controls International
PLC 1,652,779
4,547 KBR, Inc. 298,556
5,306 Knight-Swift Transportation
Holdings, Inc. 256,015
6,368 L3Harris Technologies, Inc. 1,431,717

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,208 Landstar System, Inc. $ 219,892
4,625 Leidos Holdings, Inc. 680,106
1,066 Lennox International, Inc. 535,772
1,910 Lincoln Electric Holdings, Inc. 375,048
8,110 Lockheed Martin Corp. 3,814,457
12,036 Lyft, Inc., Class A* 187,882
1,615 ManpowerGroup, Inc. 120,511
7,381 Masco Corp. 516,080
2,136 MasTec, Inc.* 239,766
2,043 Maximus, Inc. 175,902
6,502 MDU Resources Group, Inc. 164,110
1,786 Middleby Corp. (The)* 230,233
1,249 MSA Safety, Inc. 224,820
1,518 MSC Industrial Direct Co., Inc.,
Class A 130,396
3,897 NEXTracker, Inc., Class A* 214,998
1,817 Nordson Corp. 426,486
7,608 Norfolk Southern Corp. 1,710,278
4,992 Northrop Grumman Corp. 2,250,244
5,560 nVent Electric PLC 452,473
6,434 Old Dominion Freight Line, Inc. 1,127,559
2,199 Oshkosh Corp. 250,092
13,937 Otis Worldwide Corp. 1,382,550
2,937 Owens Corning 531,803
17,397 PACCAR, Inc. 1,870,178
4,305 Parker-Hannifin Corp. 2,288,194
1,377 Parsons Corp.* 104,859
10,854 Paychex, Inc. 1,304,217
1,730 Paycom Software, Inc. 251,404
1,476 Paylocity Holding Corp.* 209,843
5,567 Pentair PLC 453,042
4,841 Quanta Services, Inc. 1,335,826
886 RBC Bearings, Inc.* 261,618
2,235 Regal Rexnord Corp. 334,222
6,958 Republic Services, Inc. 1,288,552
3,549 Robert Half, Inc. 227,952
3,885 Rockwell Automation, Inc. 1,000,504
10,079 Rollins, Inc. 460,510
44,749 RTX Corp. 4,824,390
899 Saia, Inc.* 368,123
1,749 Science Applications
International Corp. 235,503
5,129 Sensata Technologies Holding
PLC 211,930
1,436 Simpson Manufacturing Co., Inc. 238,261
1,499 SiteOne Landscape Supply, Inc.* 232,075
1,760 Snap-on, Inc. 480,234
20,104 Southwest Airlines Co. 539,591
7,366 SS&C Technologies Holdings,
Inc. 457,060
5,132 Stanley Black & Decker, Inc. 447,356
3,121 Stericycle, Inc.* 160,856
1,176 Symbotic, Inc.* 46,534
1,784 Tetra Tech, Inc. 373,730
6,391 Textron, Inc. 559,916
2,192 Timken Co. (The) 190,463
3,506 Toro Co. (The) 281,146
7,677 Trane Technologies PLC 2,513,910
1,746 TransDigm Group, Inc. 2,345,280
6,533 TransUnion 469,853
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
3,671 Trex Co., Inc.* $ 317,468
1,077 TriNet Group, Inc. 111,976
67,462 Uber Technologies, Inc.* 4,355,347
2,045 UFP Industries, Inc. 244,337
287 U-Haul Holding Co.* 18,147
3,414 U-Haul Holding Co. 207,537
20,538 Union Pacific Corp. 4,781,657
11,055 United Airlines Holdings, Inc.* 585,804
24,451 United Parcel Service, Inc.,
Class B 3,396,977
2,258 United Rentals, Inc. 1,511,528
668 Valmont Industries, Inc. 167,935
7,412 Veralto Corp. 730,675
4,884 Verisk Analytics, Inc. 1,234,578
11,665 Vertiv Holdings Co., Class A 1,143,987
1,339 W.W. Grainger, Inc. 1,233,835
13,701 Waste Management, Inc. 2,887,212
1,141 Watsco, Inc. 541,861
916 Watts Water Technologies, Inc.,
Class A 182,403
1,512 WESCO International, Inc. 271,389
6,027 Westinghouse Air Brake
Technologies Corp. 1,019,949
6,293 WillScot Mobile Mini Holdings
Corp.* 248,133
2,014 Woodward, Inc. 375,611
3,839 XPO, Inc.* 410,696
8,050 Xylem, Inc. 1,135,211
153,078,925
Information Technology – 29.6%
21,198 Accenture PLC, Class A 5,983,983
15,352 Adobe, Inc.* 6,827,956
53,962 Advanced Micro Devices, Inc.* 9,006,258
5,054 Akamai Technologies, Inc.* 466,181
1,974 Allegro MicroSystems, Inc.
(Japan)* 59,496
1,871 Altair Engineering, Inc., Class
A* 163,394
3,902 Amdocs Ltd. 308,258
3,676 Amkor Technology, Inc. 119,801
19,919 Amphenol Corp., Class A 2,636,678
17,007 Analog Devices, Inc. 3,987,971
2,925 ANSYS, Inc.* 928,541
621 Appfolio, Inc., Class A* 141,787
499,628 Apple, Inc. 96,053,483
28,261 Applied Materials, Inc. 6,078,376
6,093 AppLovin Corp., Class A* 496,458
7,972 Arista Networks, Inc.* 2,372,866
1,827 Arrow Electronics, Inc.* 239,903
1,522 ASGN, Inc.* 142,931
910 Aspen Technology, Inc.* 191,691
5,216 Atlassian Corp., Class A* 818,182
7,203 Autodesk, Inc.* 1,452,125
7,307 Bentley Systems, Inc., Class B 367,104
3,416 BILL Holdings, Inc.* 177,803
15,481 Broadcom, Inc. 20,567,283
9,107 Cadence Design Systems, Inc.* 2,607,425
6,452 CCC Intelligent Solutions
Holdings, Inc.* 72,133

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
4,558 CDW Corp. $ 1,019,260
4,847 Ciena Corp.* 233,480
137,475 Cisco Systems, Inc. 6,392,587
9,644 Cloudflare, Inc., Class A* 652,802
5,846 Cognex Corp. 266,110
17,174 Cognizant Technology Solutions
Corp., Class A 1,136,060
4,428 Coherent Corp.* 252,662
7,515 Confluent, Inc., Class A* 195,165
26,036 Corning, Inc. 970,101
7,463 Crowdstrike Holdings, Inc.,
Class A* 2,340,919
8,811 Datadog, Inc., Class A* 970,796
10,005 Dell Technologies, Inc., Class C 1,396,298
6,796 DocuSign, Inc.* 372,013
2,003 Dolby Laboratories, Inc., Class A 162,263
3,853 DoubleVerify Holdings, Inc.* 70,125
8,723 Dropbox, Inc., Class A* 196,529
6,113 DXC Technology Co.* 95,057
8,874 Dynatrace, Inc.* 405,808
2,779 Elastic NV* 289,155
4,493 Enphase Energy, Inc.* 574,655
5,039 Entegris, Inc. 636,678
1,902 EPAM Systems, Inc.* 338,423
1,973 F5, Inc.* 333,378
1,223 Fabrinet (Thailand)* 292,945
825 Fair Isaac Corp.* 1,064,192
3,431 First Solar, Inc.* 932,409
2,362 Five9, Inc.* 110,447
14,197 Flex Ltd.* 470,347
20,679 Fortinet, Inc.* 1,226,678
5,925 Freshworks, Inc., Class A* 76,314
2,591 Gartner, Inc.* 1,087,365
20,980 Gen Digital, Inc. 520,933
3,635 Gitlab, Inc., Class A* 171,536
2,566 GLOBALFOUNDRIES, Inc.* 125,734
1,398 Globant SA* 225,246
4,503 GoDaddy, Inc., Class A* 628,754
2,596 Guidewire Software, Inc.* 295,736
4,131 HashiCorp, Inc., Class A* 138,719
43,599 Hewlett Packard Enterprise Co. 769,522
33,366 HP, Inc. 1,217,859
1,636 HubSpot, Inc.* 999,678
1,620 Informatica, Inc., Class A* 46,737
140,669 Intel Corp. 4,339,639
30,618 International Business Machines
Corp. 5,108,613
9,187 Intuit, Inc. 5,295,754
989 IPG Photonics Corp.* 85,776
4,224 Jabil, Inc. 502,234
10,753 Juniper Networks, Inc. 383,559
5,872 Keysight Technologies, Inc.* 813,155
4,622 KLA Corp. 3,510,548
2,157 Klaviyo, Inc., Class A* 48,834
4,412 Lam Research Corp. 4,113,925
4,606 Lattice Semiconductor Corp.* 341,949
830 Littelfuse, Inc. 212,978
1,833 MACOM Technology Solutions
Holdings, Inc.* 185,390
2,076 Manhattan Associates, Inc.* 455,765
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
28,894 Marvell Technology, Inc. $ 1,988,196
18,033 Microchip Technology, Inc. 1,753,349
36,796 Micron Technology, Inc. 4,599,500
247,329 Microsoft Corp. 102,673,688
504 MicroStrategy, Inc., Class A* 768,343
2,132 MKS Instruments, Inc. 269,890
2,349 MongoDB, Inc.* 554,505
1,593 Monolithic Power Systems, Inc. 1,171,859
5,638 Motorola Solutions, Inc. 2,057,363
6,959 NetApp, Inc. 838,072
1,203 Novanta, Inc.* 195,078
8,179 Nutanix, Inc., Class A* 452,421
80,010 NVIDIA Corp. 87,717,363
5,375 Okta, Inc.* 476,655
14,579 ON Semiconductor Corp.* 1,064,850
1,640 Onto Innovation, Inc.* 355,388
52,428 Oracle Corp. 6,144,037
66,454 Palantir Technologies, Inc., Class
A* 1,440,723
10,788 Palo Alto Networks, Inc.* 3,181,489
2,770 Procore Technologies, Inc.* 185,950
3,961 PTC, Inc.* 698,087
10,342 Pure Storage, Inc., Class A* 623,519
3,270 Qorvo, Inc.* 321,735
37,533 QUALCOMM, Inc. 7,658,609
1,217 Qualys, Inc.* 171,135
3,658 Rambus, Inc.* 202,141
3,585 Roper Technologies, Inc. 1,909,945
31,725 Salesforce, Inc. 7,437,609
6,601 Samsara, Inc., Class A* 223,972
6,523 Seagate Technology Holdings
PLC 608,205
8,657 SentinelOne, Inc., Class A* 145,697
6,858 ServiceNow, Inc.* 4,505,226
1,055 Silicon Laboratories, Inc.* 133,109
5,378 Skyworks Solutions, Inc. 498,325
4,466 Smartsheet, Inc., Class A* 165,242
10,646 Snowflake, Inc., Class A* 1,449,772
1,898 SolarEdge Technologies, Inc.* 92,983
1,229 SPS Commerce, Inc.* 231,163
1,685 Super Micro Computer, Inc.* 1,321,899
1,318 Synaptics, Inc.* 123,510
5,103 Synopsys, Inc.* 2,861,762
2,496 TD SYNNEX Corp. 326,577
10,400 TE Connectivity Ltd. 1,556,880
1,574 Teledyne Technologies, Inc.* 624,799
3,825 Tenable Holdings, Inc.* 161,377
5,234 Teradyne, Inc. 737,680
30,486 Texas Instruments, Inc. 5,945,075
8,356 Trimble, Inc.* 465,262
6,072 Twilio, Inc., Class A* 348,533
1,406 Tyler Technologies, Inc.* 675,386
13,154 UiPath, Inc., Class A* 161,268
8,365 Unity Software, Inc.* 152,829
1,475 Universal Display Corp. 259,157
2,939 VeriSign, Inc.* 512,326
5,173 Vontier Corp. 206,817
10,827 Western Digital Corp.* 815,165
6,993 Workday, Inc., Class A* 1,478,670

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
1,729 Zebra Technologies Corp., Class
A* $ 540,036
8,603 Zoom Video Communications,
Inc., Class A* 527,708
2,952 Zscaler, Inc.* 501,722
482,637,292
Materials – 2.6%
7,383 Air Products and Chemicals, Inc. 1,969,046
3,958 Albemarle Corp. 485,211
5,995 Alcoa Corp. 265,399
48,911 Amcor PLC 497,425
14,222 Anglogold Ashanti PLC (United
Kingdom) 344,030
2,208 AptarGroup, Inc. 326,100
34,686 Arcadium Lithium PLC (Jersey)* 153,659
1,725 Ashland, Inc. 172,793
2,691 Avery Dennison Corp. 612,445
7,470 Axalta Coating Systems Ltd.* 265,857
10,499 Ball Corp. 728,946
3,889 Berry Global Group, Inc. 232,873
3,742 Celanese Corp. 568,934
6,418 CF Industries Holdings, Inc. 511,707
15,759 Cleveland-Cliffs, Inc.* 272,316
3,912 Commercial Metals Co. 220,324
23,658 Corteva, Inc. 1,323,429
23,337 CRH PLC 1,908,033
4,032 Crown Holdings, Inc. 339,454
23,840 Dow, Inc. 1,373,899
12,757 DuPont de Nemours, Inc. 1,048,115
1,153 Eagle Materials, Inc. 267,946
4,009 Eastman Chemical Co. 406,232
8,510 Ecolab, Inc. 1,976,022
4,206 FMC Corp. 256,356
48,139 Freeport-McMoRan, Inc. 2,538,369
10,302 Graphic Packaging Holding Co. 291,753
5,561 Huntsman Corp. 137,913
8,631 International Flavors &
Fragrances, Inc. 830,130
11,641 International Paper Co. 524,893
16,490 Linde PLC 7,181,725
2,223 Louisiana-Pacific Corp. 203,805
8,631 LyondellBasell Industries NV,
Class A 858,094
2,081 Martin Marietta Materials, Inc. 1,190,498
10,790 Mosaic Co. (The) 333,735
38,857 Newmont Corp. 1,629,663
8,101 Nucor Corp. 1,367,854
4,044 Olin Corp. 217,405
3,009 Packaging Corp. of America 552,121
7,967 PPG Industries, Inc. 1,046,943
1,927 Reliance, Inc. 579,603
2,223 Royal Gold, Inc. 284,966
4,317 RPM International, Inc. 483,936
4,845 Sealed Air Corp. 188,325
7,988 Sherwin-Williams Co. (The) 2,426,754
2,685 Silgan Holdings, Inc. 126,866
3,294 Sonoco Products Co. 202,153
2,915 Southern Copper Corp. (Mexico) 345,806
5,021 Steel Dynamics, Inc. 672,161
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
4,013 Summit Materials, Inc., Class A* $ 155,062
7,584 United States Steel Corp. 290,846
4,472 Vulcan Materials Co. 1,143,803
1,094 Westlake Corp. 175,653
8,638 Westrock Co. 463,342
42,970,728
Real Estate – 2.4%
3,342 Agree Realty Corp. REIT 203,060
5,249 Alexandria Real Estate Equities,
Inc. REIT 624,631
11,275 American Homes 4 Rent, Class
A REIT 406,351
15,705 American Tower Corp. REIT 3,074,097
9,543 Americold Realty Trust, Inc.
REIT 254,512
4,866 Apartment Income REIT Corp.
REIT 188,558
4,795 AvalonBay Communities, Inc.
REIT 923,901
4,853 Boston Properties, Inc. REIT 294,432
10,129 Brixmor Property Group, Inc.
REIT 228,004
3,633 Camden Property Trust REIT 372,927
10,486 CBRE Group, Inc., Class A* 923,502
13,672 CoStar Group, Inc.* 1,068,740
14,563 Crown Castle, Inc. REIT 1,492,708
7,551 CubeSmart REIT 319,483
10,514 Digital Realty Trust, Inc. REIT 1,528,105
1,596 EastGroup Properties, Inc. REIT 263,627
3,146 Equinix, Inc. REIT 2,400,335
6,010 Equity LifeStyle Properties, Inc.
REIT 377,248
11,532 Equity Residential REIT 749,926
2,161 Essex Property Trust, Inc. REIT 561,406
7,076 Extra Space Storage, Inc. REIT 1,024,393
2,495 Federal Realty Investment Trust
REIT 251,870
4,446 First Industrial Realty Trust, Inc.
REIT 209,496
8,776 Gaming and Leisure Properties,
Inc. REIT 394,042
12,781 Healthcare Realty Trust, Inc.
REIT 207,436
23,799 Healthpeak Properties, Inc. REIT 473,600
23,822 Host Hotels & Resorts, Inc.
REIT 427,367
19,382 Invitation Homes, Inc. REIT 674,300
9,794 Iron Mountain, Inc. REIT 790,278
1,598 Jones Lang LaSalle, Inc.* 322,908
3,915 Kilroy Realty Corp. REIT 131,270
22,112 Kimco Realty Corp. REIT 428,088
2,936 Lamar Advertising Co., Class
A REIT 346,771
3,926 Mid-America Apartment
Communities, Inc. REIT 524,945
2,402 National Storage Affiliates Trust
REIT 87,865
6,168 NNN REIT, Inc. REIT 257,637

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
8,277 Omega Healthcare Investors, Inc.
REIT $ 267,595
31,084 Prologis, Inc. REIT 3,434,471
5,331 Public Storage REIT 1,459,788
4,106 Rayonier, Inc. REIT 123,262
29,007 Realty Income Corp. REIT 1,539,111
5,605 Regency Centers Corp. REIT 344,147
7,249 Rexford Industrial Realty, Inc.
REIT 328,815
1,978 Ryman Hospitality Properties,
Inc. REIT 207,828
3,625 SBA Communications Corp.
REIT 712,965
10,922 Simon Property Group, Inc.
REIT 1,652,608
6,072 STAG Industrial, Inc. REIT 212,884
4,171 Sun Communities, Inc. REIT 492,136
10,307 UDR, Inc. REIT 398,056
13,589 Ventas, Inc. REIT 682,983
34,830 VICI Properties, Inc. REIT 999,969
7,337 W.P. Carey, Inc. REIT 413,807
19,934 Welltower, Inc. REIT 2,066,558
24,770 Weyerhaeuser Co. REIT 743,843
1,659 Zillow Group, Inc., Class A* 66,609
5,176 Zillow Group, Inc., Class C* 211,957
39,167,211
Utilities – 2.4%
23,886 AES Corp. (The) 515,699
8,515 Alliant Energy Corp. 438,437
8,859 Ameren Corp. 649,985
17,738 American Electric Power Co.,
Inc. 1,600,854
6,588 American Water Works Co., Inc. 861,513
5,064 Atmos Energy Corp. 587,019
2,402 Avangrid, Inc. 86,496
6,063 Brookfield Renewable Corp.,
Class A
(a)
191,227
21,369 CenterPoint Energy, Inc. 651,968
1,109 Clearway Energy, Inc., Class A 28,479
2,771 Clearway Energy, Inc., Class C 77,588
10,022 CMS Energy Corp. 630,684
11,635 Consolidated Edison, Inc. 1,100,089
10,668 Constellation Energy Corp. 2,317,623
28,181 Dominion Energy, Inc. 1,519,520
6,945 DTE Energy Co. 809,301
25,975 Duke Energy Corp. 2,690,231
12,971 Edison International 996,821
7,140 Entergy Corp. 803,179
9,200 Essential Utilities, Inc. 347,116
7,678 Evergy, Inc. 419,679
11,793 Eversource Energy 698,499
33,492 Exelon Corp. 1,257,625
18,418 FirstEnergy Corp. 741,509
1,700 IDACORP, Inc. 162,299
2,972 National Fuel Gas Co. 169,880
68,214 NextEra Energy, Inc. 5,458,484
15,059 NiSource, Inc. 437,615
7,014 NRG Energy, Inc. 568,134
6,777 OGE Energy Corp. 246,005
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
68,688 PG&E Corp. $ 1,273,475
3,833 Pinnacle West Capital Corp. 302,270
24,978 PPL Corp. 732,605
16,821 Public Service Enterprise Group,
Inc. 1,274,359
21,224 Sempra 1,634,885
36,697 Southern Co. (The) 2,940,898
1,892 Southwest Gas Holdings, Inc. 146,800
7,048 UGI Corp. 179,442
11,617 Vistra Corp. 1,151,012
10,676 WEC Energy Group, Inc. 865,076
18,646 Xcel Energy, Inc. 1,033,921
38,598,301
TOTAL COMMON STOCKS
(Cost $487,058,958)
1,630,708,843
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,070,116 5.180% 2,070,116
(Cost $2,070,116)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $489,129,074)
1,632,778,959
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
688,315 5.227% 688,315
(Cost $688,315)
TOTAL INVESTMENTS – 99.9%
(Cost $489,817,389)
$ 1,633,467,274
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,076,785
NET ASSETS – 100.0%
$ 1,634,544,059
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 6 06/21/24 $ 867,330 $ 6,049

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees ("Trustees") has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds' investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "Valuation Designee"). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds' investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
For further information regarding security characteristics, see the Schedules of Investments.
MarketBeta
®
Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 3,968,477 $ — $ —
Asia 195,825,994 2,637,258 —
Europe 151,374,406 1,019,474 —
North America 61,161,929 283,182 —
Oceania 22,550,843 — —
South America 6,346,688 1,706,081 —
Exchange-Traded Fund 1,751,968 — —
Investment Company 2,557,349 — —
Securities Lending Reinvestment Vehicle 2,199,098 — —
Total
$ 447,736,752 $ 5,645,995 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 35,333 $ — $ —
1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (3,526) $ — $ —
€ 1.00 € 1.00 € 1.00
MarketBeta
®
U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,730,191 $ — $ —
Europe 1,423,505 — —
North America 1,624,507,053 409,370 —
South America 2,638,724 — —
Investment Company 2,070,116 — —
Securities Lending Reinvestment Vehicle 688,315 — —
Total
$ 1,633,057,904 $ 409,370 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 6,049 $ — $ —
1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
("BNYM"), to certain qualified borrowers. In accordance with the Funds' securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund ("Government Money Market Fund"), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds' master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction's bankruptcy or insolvency laws. The Funds' loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Foreign and Emerging Countries Risk —
For the MarketBeta
®
Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund's liquidity and performance.
Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk —
If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk —
Solactive AG (the "Index Provider") constructs each Fund's Index in accordance with a rules-based methodology.
The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not "actively" managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security's issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund's ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund's portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Large Shareholder Transactions Risk –
Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)